SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 11                  [X]
                             (File No. 333-69777)
                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 25                          [X]
                            (File No. 811-4298)
                       (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           70100 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2003 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003

AMERICAN EXPRESS

VARIABLE UNIVERSAL LIFE III(SM)

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           Web site address: americanexpress.com

           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in American Express Variable Universal Life III(SM) (VUL III).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-    A fixed account to which we credit interest.

-    Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under the policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-    Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

TABLE OF CONTENTS

POLICY BENEFITS AND RISKS                                     3
    Policy Benefits                                           3
    Policy Risks                                              5
    Fund Risks                                                6
FEE TABLES                                                    7
    Transaction Fees                                          7

    Charges Other than Fund Operating Expenses                7

    Annual Operating Expenses of the Funds                    9
LOADS, FEES AND CHARGES                                      12
    Premium Expense Charge                                   12
    Monthly Deduction                                        12
    Surrender Charge                                         13
    Partial Surrender Charge                                 13
    Mortality and Expense Risk Charge                        13
    Transfer Charge                                          14
    Annual Operating Expenses of the Funds                   14
    Effect of Loads, Fees and Charges                        14
    Other Information on Charges                             14
IDS LIFE                                                     14
THE VARIABLE ACCOUNT                                         14
THE FUNDS                                                    15
    Relationship Between Funds and Subaccounts               22
    Substitution of Investments                              22
    Voting Rights                                            22
THE FIXED ACCOUNT                                            22
PURCHASING YOUR POLICY                                       23
    Application                                              23
    Premiums                                                 23
POLICY VALUE                                                 24
    Fixed Account                                            24
    Subaccounts                                              24
KEEPING THE POLICY IN FORCE                                  25
    No Lapse Guarantee                                       25
    Grace Period                                             25
    Reinstatement                                            25
    Exchange Right                                           25
PROCEEDS PAYABLE UPON DEATH                                  26
    Change in Death Benefit Option                           27
    Changes in Specified Amount                              27
    Misstatement of Age or Sex                               28
    Suicide                                                  28
    Beneficiary                                              28
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS          29
    Restrictions on Transfers                                29
    Fixed Account Transfer Policies                          29
    Minimum Transfer Amounts                                 29
    Maximum Transfer Amounts                                 30
    Maximum Number of Transfers Per Year                     30
    Automated Transfers                                      30
    Automated Dollar-Cost Averaging                          31
    Asset Rebalancing                                        31
POLICY LOANS                                                 32
    Minimum Loan Amounts                                     32
    Maximum Loan Amounts                                     32
    Allocation of Loans to Accounts                          32
    Repayments                                               32
    Overdue Interest                                         32
    Effect of Policy Loans                                   32
POLICY SURRENDERS                                            33
    Total Surrenders                                         33
    Partial Surrenders                                       33
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER            34
PAYMENT OF POLICY PROCEEDS                                   34
    Payment Options                                          34
    Deferral of Payments                                     35
FEDERAL TAXES                                                35
    IDS Life's Tax Status                                    35
    Taxation of Policy Proceeds                              35
    Modified Endowment Contracts                             36
    Other Tax Considerations                                 37
LEGAL PROCEEDINGS                                            37
POLICY ILLUSTRATIONS                                         38
    Understanding the Illustrations                          38
KEY TERMS                                                    41
FINANCIAL STATEMENTS                                         42

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


      POLICY BENEFIT                     WHAT IT MEANS                                  HOW IT WORKS
DEATH BENEFIT                  We will pay a benefit to the              The relationship between the policy value and the
                               beneficiary of the policy when the        death benefit depends on which of two death benefit
                               insured dies. Before the insured's        options you choose:
                               attained insurance  age 100, your
                               policy's death benefit can never be       - OPTION 1 (LEVEL AMOUNT): The death benefit is the
                               less than the specified amount unless       greater of the specified amount or a percentage of
                               you change that amount or your policy       policy value.
                               has outstanding indebtedness.

                                                                         - OPTION 2 (VARIABLE AMOUNT): The death benefit is the
                                                                           greater of the specified amount plus the policy value,
                                                                           or a percentage of policy value.

                                                                         You may change the death benefit option or specified amount within certain limits, but doing so generally will affect
                                                                         policy charges.

                                                                         On or after the insured's attained insurance age 100, the
                                                                         death benefit will be the cash surrender value.

OPTIONAL INSURANCE BENEFITS    You may add optional benefits to your     AVAILABLE RIDERS YOU MAY ADD:
                               policy at an additional cost, in the
                               form of riders (if you meet certain       - ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS
                               requirements). The amounts of these         (ABRTI): If the insured is terminally ill and death
                               benefits do not vary with investment        is expected to occur within  six months, the rider
                               experience of the variable account.         provides that you can withdraw a portion of the
                               Certain restrictions apply and are          death benefit prior to death. This rider is not
                               clearly described in the applicable         available in all states.
                               rider.

                                                                         - ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB provides an
                                                                           additional death benefit if the insured's death is
                                                                           caused by accidental injury.

                                                                         - AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB provides
                                                                           an increase in the specified amount at a designated
                                                                           percentage on each policy anniversary until insured's
                                                                           attained insurance age 65.

                                                                         - CHILDREN'S INSURANCE RIDER (CIR): CIR provides
                                                                           level term coverage on each eligible child.

                                                                         - OTHER INSURED RIDER (OIR): OIR provides a level,
                                                                           adjustable death benefit on the life of each other
                                                                           insured covered.

                                                                         - WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under WMD,
                                                                           we will waive the monthly deduction if the insured
                                                                           becomes totally disabled before age 60.

NO LAPSE GUARANTEE (NLG)       Your policy will not lapse (end without   NO LAPSE GUARANTEE: The policy has the NLG option,
[IN ILLINOIS, REFERRED TO      value) if the NLG is in effect, even if   which guarantees the policy will not lapse before
AS DEATH BENEFIT GUARANTEE     the cash surrender value is less than     the insured's attained insurance age 70 (or 5 years,
(DBG)]                         the amount needed to pay the monthly      if later). The NLG remains in effect if you meet
                               deduction.                                certain premium requirements and indebtedness does
                                                                         not exceed the policy value minus surrender charges.
                                                                         State restrictions may apply.

FLEXIBLE PREMIUMS              You choose when to pay premiums and how   When you apply for your policy, you state how much
                               much premium to pay.                      you intend to pay and whether you will pay
                                                                         quarterly, semiannually or annually. You may also make
                                                                         additional, unscheduled premium payments subject to
                                                                         certain limits. You cannot make premium payments on or
                                                                         after the insured's attained insurance age 100. We may
                                                                         refuse premiums in order to comply with the Code.
                                                                         Although you have flexibility in paying premiums, the
                                                                         amount and frequency of your payments will affect the
                                                                         policy value, cash surrender value and the length of
                                                                         time your policy will remain in force as well as affect
                                                                         whether the NLG remains in effect.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

      POLICY BENEFIT                     WHAT IT MEANS                                  HOW IT WORKS
RIGHT TO EXAMINE YOUR POLICY   You may return your policy for any        You may mail or deliver the policy to IDS Life's
("FREE LOOK")                  reason and receive a full refund of all   home office or to your sales representative with a
                               premiums paid.                            written request for cancellation by the 10th day after
                                                                         you receive it (15th day in Colorado, 20th day in Idaho
                                                                         and North Dakota). On the date your request is
                                                                         postmarked or received, the policy will immediately be
                                                                         considered void from the start.

                                                                         Under our current administrative practice, your request
                                                                         to cancel the policy under the "Free Look" provision
                                                                         will be honored if received at our home office within
                                                                         30 days from the latest of the following dates:

                                                                         - The date we mail the policy from our office

                                                                         - The policy date (only if the policy is issued in
                                                                           force)

                                                                         - The date your sales representative delivers the
                                                                           policy to you as evidenced by our policy delivery
                                                                           receipt, which you must sign and date.

                                                                         We reserve the right to change or discontinue this
                                                                         administrative practice at any time.

EXCHANGE RIGHT                 For two years after the policy is         Because the policy itself offers a fixed return
                               issued, you can exchange it for one       option, all you need to do is transfer all of the
                               that provides benefits that do not vary   policy value in the subaccounts to the fixed
                               with the investment return of the         account. This exchange does not require our
                               subaccounts.                              underwriting approval. We do not issue a new policy.
                                                                         State restrictions may apply.

INVESTMENT CHOICES             You may direct your net premiums or
                               transfer your policy's value to:

                               - THE VARIABLE ACCOUNT which consists     - UNDER THE VARIABLE ACCOUNT your policy's value may
                                 of subaccounts, each of which invests     increase or decrease daily, depending on the
                                 in a fund with a particular investment    investment return. No minimum amount is guaranteed.
                                 objective; or

                                                                         - THE FIXED ACCOUNT earns interest rates that we
                               - THE FIXED ACCOUNT which is our            adjust periodically. This rate will never be lower
                                 general investment account.               than 4%.

SURRENDERS                     You may cancel the policy while it is     The cash surrender value is the policy value minus
                               in force and receive its cash surrender   indebtedness minus any applicable surrender charges.
                               value or take a partial surrender out     Partial surrenders are available within certain
                               of your policy.                           limits for a fee.

LOANS                          You may borrow against your policy's      Your policy secures the loan.
                               cash surrender value.

TRANSFERS                      You may transfer your  policy's value.    You may, at no charge, transfer policy value from
                                                                         one subaccount to another or between subaccounts and
                                                                         the fixed account. Certain restrictions may apply to
                                                                         transfers. You can also arrange for automated
                                                                         transfers among the fixed account and subaccounts.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY RISKS


      POLICY RISK                       WHAT IT MEANS                                    WHAT CAN HAPPEN
INVESTMENT RISK                You direct your net premiums or           - You can lose cash values due to adverse investment
                               transfer your policy's value to a           experience. No minimum amount is guaranteed under
                               subaccount that drops in value.             the subaccounts of the variable account.

                                                                         - Your death benefit under Option 2 may be lower due to
                                                                           adverse investment experience.

                                                                         - Your policy could lapse due to adverse investment
                                                                           experience if the NLG is not in effect and you do not
                                                                           pay premium needed to maintain coverage.

                               You transfer your policy's value          - The value of the subaccount from which you
                               between subaccounts.                        transferred could increase while the value of the
                                                                           subaccount to which you transferred could decrease.

RISK OF LIMITED POLICY         The policy is not suitable as a           - If you are unable to afford the premiums needed to
VALUES IN EARLY YEARS          short-term investment.                      keep the policy in force for a long period of time,
                                                                           your policy could lapse with no value.

                               Your policy has little or no cash         - Surrender charges significantly reduce policy
                               surrender value in the early policy         value during the first five policy years. Poor
                               years.                                      investment performance can also significantly reduce
                                                                           policy values. During early policy years the cash
                                                                           surrender value may be less than the premiums you
                                                                           pay for the policy.

                               Your ability to take partial surrenders   - You cannot take partial surrenders during the
                               is limited.                                 first policy year.

LAPSE RISK                     You do not pay the premiums needed to     - We will not pay a death benefit if your policy
                               maintain coverage.                          lapses.

                               Your policy may lapse due to surrender    - Surrender charges affect the surrender value,
                               charges.                                    which is a measure we use to determine whether your
                                                                           contract will enter a grace period (and possibly
                                                                           lapse). A partial surrender will reduce the policy
                                                                           value, will reduce the death benefit and may terminate
                                                                           the NLG.

                               You take a loan against your policy.      - Taking a loan increases the risk that your policy
                                                                           will lapse, will have a permanent effect on the policy
                                                                           value, will reduce the death benefit and may terminate
                                                                           the NLG.

                               Your policy can lapse due to poor         - Your policy could lapse due to adverse investment
                               investment performance.                     experience if the NLG is not in effect and you do
                                                                           not pay premium needed to maintain coverage

EXCHANGE/REPLACEMENT RISK      You drop another policy to buy this one.  - You may pay surrender charges on the policy you drop.

                                                                         - This policy has surrender charges, which may extend
                                                                           beyond those in the policy you drop.

                                                                         - You will be subject to new incontestability and
                                                                           suicide periods.

                                                                         - You may be in a higher insurance risk-rating category
                                                                           now and you may pay higher premiums.

                               You use cash values or dividends from     - If you borrow from another policy to buy this one,
                               another policy to buy this one.             the loan reduces the death benefit on the other
                                                                           policy. If you fail to repay the loan and accrued
                                                                           interest, you could lose the other coverage and you may
                                                                           be subject to income tax if the policy ends with a loan
                                                                           against it.

                                                                         - The exchange may have adverse tax consequences.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

      POLICY RISK                       WHAT IT MEANS                                    WHAT CAN HAPPEN
TAX RISK                       Congress may change current tax law at    - You could lose any or all of the specific federal
                               any time.                                   income tax attributes and benefits of a life
                                                                           insurance policy including  tax-deferred accrual of
                               The Internal Revenue Service (IRS) may      cash values and income tax free death benefits.
                               change how it interprets tax law.

                               The policy fails to qualify as life       - Increases in cash value are taxable as ordinary
                               insurance for federal income tax            income. Your beneficiary may have to pay income tax
                               purposes.                                   on part of the death benefit.

                               Certain changes you make to the policy    - Cash values taken from or assigned under a modified
                               may cause it to become a "modified          endowment contract before the owner's age 59 1/2 will
                               endowment contract" for federal income      be subject to a 10% penalty tax in most cases.
                               tax purposes.

                               The IRS determines that you, not the      - You may be taxed on the income of each subaccount to
                               Variable Account, are the owner of the      the extent of your investment.
                               fund shares held by our Variable Account.

                               You buy this policy to fund a             The tax-deferred accrual of cash values provided by
                               tax-deferred retirement plan.             the policy is unnecessary because tax deferral is
                                                                         provided by the tax-deferred retirement plan.

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


        CHARGE                           WHEN CHARGE IS DEDUCTED                    AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE         When you pay premium.                    5% of each premium payment.

SURRENDER CHARGE*              When you surrender your policy for its   RATE PER $1,000 OF INITIAL SPECIFIED AMOUNT:
                               full cash surrender value, or the
                               policy lapses, during the first ten      MINIMUM: $5.11 -- Female, Standard, Age 1
                               years and for ten years after
                               requesting an increase in the            MAXIMUM: $47.51 -- Male, Smoker, Age 85
                               specified amount.
                                                                        REPRESENTATIVE INSURED: $10.42 -- Male, Preferred
                                                                        Nonsmoker, Age 40

PARTIAL SURRENDER CHARGE       When you surrender part of the value     The lesser of:
                               of your policy.
                                                                        - $25; or

                                                                        - 2% of the amount surrendered.

TRANSFER CHARGE                Upon transfer, if we impose a limit of   MAXIMUM: Up to $25 per transfer in excess of five.
                               five transfers per year by mail or
                               phone per policy year.                   CURRENT: No charge.

ACCELERATED BENEFIT RIDER      Upon payment of  Accelerated Benefit.    GUARANTEED: The greater of $300 or 1% of the Initial
FOR TERMINAL ILLNESS CHARGE                                             Accelerated Benefit per payment.

                                                                        CURRENT: $0 per payment.

FEES FOR EXPRESS MAIL AND      When we pay policy proceeds by express   - $15 -- United States
WIRE TRANSFERS OF LOAN         mail or wire transfer.
PAYMENTS AND SURRENDERS                                                 - $30 -- International


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES


        CHARGE                         WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
COST OF INSURANCE CHARGES*     Monthly.                                 MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:

                                                                        MINIMUM: $.06 -- Female, Standard, Age 10, Duration 1

                                                                        MAXIMUM: $83.33 -- Male, Smoker, Attained Insurance
                                                                        Age 99

                                                                        REPRESENTATIVE INSURED: $.20 -- Male, Preferred
                                                                        Nonsmoker, Age 40, Duration 1

POLICY FEE                     Monthly.                                 GUARANTEED: $7.50 per month.

                                                                        CURRENT:

                                                                        - $5 per month for initial specified amounts below
                                                                          $250,000; and

                                                                        - $0 per month for initial specified amounts of
                                                                          $250,000 and above.

MORTALITY AND EXPENSE  RISK    Daily.                                   GUARANTEED: .90% of the average daily net asset value
CHARGE                                                                  of the subaccounts for all policy years.

                                                                        CURRENT:

                                                                        - .90% for policy years 1-10; and

                                                                        - .45% for policy years 11+.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

        CHARGE                         WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
INTEREST RATE ON LOANS         Charged daily and due at the end of      GUARANTEED: 6% per year.
                               the policy year.
                                                                        CURRENT:

                                                                        - 6% for policy years 1-10;

                                                                        - 4% for policy years 11+.

INTEREST RATE ON PAYMENTS      Annually, payable at the end of each     GUARANTEED:
UNDER ACCELERATED BENEFIT      policy year.
RIDER FOR TERMINAL ILLNESS                                              - As set forth immediately above for that part of the
(ABRTI)                                                                   Accelerated Benefit which does not exceed the policy
                                                                          value available for loan when an Accelerated Benefit
                                                                          is requested.

                                                                        - For that part of an Accelerated Benefit which exceeds
                                                                          the policy value available for loan when the
                                                                          Accelerated Benefit is requested, the greater of the
                                                                          current yield on 90 day Treasury bills, the current
                                                                          maximum statutory adjustable policy loan interest
                                                                          rate expressed as an annual effective rate or if the
                                                                          policy has a loan provision, the policy loan interest
                                                                          rate expressed as an effective annual rate.

ACCIDENTAL DEATH BENEFIT       Monthly.                                 MONTHLY RATE PER $1,000 OF ACCIDENTAL DEATH BENEFIT
RIDER (ADB)*                                                            AMOUNT:

                                                                        MINIMUM: $.04 -- Female, Age 5

                                                                        MAXIMUM: $.16 -- Male, Age 69

                                                                        REPRESENTATIVE INSURED: $.08 -- Male, Preferred
                                                                        Nonsmoker, Age 40

AUTOMATIC INCREASE BENEFIT     No charge.                               No charge for this rider, however, the additional
RIDER (AIBR)                                                            insurance added by the rider is subject to monthly
                                                                        cost of insurance charges.

CHILDREN'S INSURANCE           Monthly.                                 MONTHLY RATE PER $1,000 OF CIR SPECIFIED AMOUNT:
RIDER (CIR)                                                             $.58

OTHER INSURED RIDER (OIR)*     Monthly.                                 MONTHLY RATE PER $1,000 OF OIR SPECIFIED AMOUNT:

                                                                        MINIMUM: $.06 -- Female, Standard, Age 10

                                                                        MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                                        REPRESENTATIVE INSURED: $.20 -- Male, Preferred
                                                                        Nonsmoker, Age 40

WAIVER OF MONTHLY              Monthly.                                 MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK PLUS
DEDUCTION RIDER (WMD)*                                                  THE OIR SPECIFIED AMOUNTS IF APPLICABLE:

                                                                        MINIMUM: $.01 -- Female, Standard, Age 5

                                                                        MAXIMUM: $.28 -- Male, Smoker, Age 59

                                                                        REPRESENTATIVE INSURED: $.02 -- Male, Preferred
                                                                        Nonsmoker, Age 40


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                MINIMUM                 MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements       .54%                    2.36%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                    GROSS TOTAL
                                                                   MANAGEMENT         12b-1            OTHER           ANNUAL
                                                                      FEES            FEES           EXPENSES        EXPENSES
IDS Life Series Fund, Inc. -
      Equity Portfolio                                                  .70%             --%           .03%            .73%(1)
      Equity Income Portfolio                                           .70              --            .74            1.44(2)
      Government Securities Portfolio                                   .70              --            .13             .83(2)
      Income Portfolio                                                  .70              --            .07             .77(1)
      International Equity Portfolio                                    .95              --            .07            1.02(1)
      Managed Portfolio                                                 .70              --            .04             .74(1)
      Money Market Portfolio                                            .50              --            .04             .54(1)
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                          .53             .13            .13             .79(3)
      Bond Fund                                                         .60             .13            .07             .80(3)
      Capital Resource Fund                                             .62             .13            .05             .80(3)
      Cash Management Fund                                              .51             .13            .05             .69(3)
      Diversified Equity Income Fund                                    .56             .13            .18             .87(3)
      Emerging Markets Fund                                            1.18             .13           1.05            2.36(4)
      Extra Income Fund                                                 .62             .13            .08             .83(3)
      Federal Income Fund                                               .61             .13            .09             .83(3)
      Global Bond Fund                                                  .84             .13            .11            1.08(3)
      Growth Fund                                                       .56             .13            .12             .81(3)
      International Fund                                                .84             .13            .10            1.07(3)
      Managed Fund                                                      .60             .13            .04             .77(3)
      NEW DIMENSIONS FUND(R)                                            .61             .13            .05             .79(3)
      S&P 500 Index Fund                                                .29             .13            .40             .82(4)
      Small Cap Advantage Fund                                          .73             .13            .25            1.11(3)
      Strategy Aggressive Fund                                          .62             .13            .06             .81(3)
AIM V.I
      Capital Appreciation Fund, Series I Shares                        .61              --            .24             .85(5)
      Capital Development Fund, Series I Shares                         .75              --            .39            1.14(5)
      Core Equity Fund, Series I Shares                                 .61              --            .17             .78(5)
American Century(R) Variable Portfolios, Inc.
      VP International, Class I                                        1.30              --             --            1.30(6)
      VP Value, Class I                                                 .95              --             --             .95(6)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                         .70              --            .21             .91(7)


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                    GROSS TOTAL
                                                                   MANAGEMENT         12b-1           OTHER           ANNUAL
                                                                      FEES            FEES           EXPENSES        EXPENSES
Credit Suisse Trust
      Emerging Growth Portfolio                                         .90%             --%           .46%           1.36%(8)
      Small Cap Growth Portfolio                                        .90              --            .24            1.14(8)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class                           .48             .10            .11             .69(9)
      Mid Cap Portfolio Service Class                                   .58             .10            .12             .80(9)
      Overseas Portfolio Service Class                                  .73             .10            .17            1.00(9)
FTVIPT
      Franklin Real Estate Fund - Class 2                               .53             .25            .04             .82(10),(11)
      Franklin Small Cap Value Securities Fund - Class 2                .59             .25            .20            1.04(11),(12)
      Templeton Foreign Securities Fund - Class 2                       .70             .25            .20            1.15(11),(12)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                    .75              --            .50            1.25(13)
      CORE(SM) U.S. Equity Fund                                         .70              --            .16             .86(13)
      Mid Cap Value Fund                                                .80              --            .13             .93(13)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                       .65             .25            .07             .97(14)
      International Growth Portfolio: Service Shares                    .65             .25            .09             .99(14)
      Mid Cap Growth Portfolio: Service Shares                          .65             .25            .02             .92(14)
      (previously Janus Aspen Series Aggressive Growth
        Portfolio: Service Shares)
Lazard Retirement Series
      International Equity Portfolio                                    .75             .25            .65            1.65(15)
MFS(R)
      Investors Growth Stock Series - Service Class                     .75             .25            .13            1.13(16),(17)
      New Discovery Series - Service Class                              .90             .25            .15            1.30(16),(17)
Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares                       .68             .25            .10            1.03(9)
      Putnam VT International New Opportunities Fund - Class IB
       Shares                                                          1.00             .25            .27            1.52(9)
      Putnam VT New Opportunities Fund - Class IA Shares                .57              --            .06             .63(9)
      Putnam VT Vista Fund - Class IB Shares                            .64             .25            .10             .99(9)
Royce Capital Fund
      Micro-Cap Portfolio                                              1.25              --            .13            1.38(18)
Third Avenue
      Value Portfolio                                                   .90              --            .40            1.30(19)
Wanger
      International Small Cap                                          1.24              --            .23            1.47(20)
      U.S. Smaller Companies                                            .94              --            .11            1.05(20)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(1)  Annual operating expenses for the fiscal year ending April 30, 2002.
(2) IDS Life has agreed to a voluntary limit of 0.10%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. After taking into account this limitation, "Other expenses" and "Gross total annual expenses" were 0.10% and 0.80% for both IDS Life Series Fund - Equity Income Portfolio and IDS Life Series Fund - Government Securities Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.10%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.
(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.
(4) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.
(5) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(6) Annualized operating expenses of Funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.
(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
(8) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).
(9) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.
(10) The Fund administration fee is paid indirectly through the management fee.
(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.
(12) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.
(13) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.29% of the average daily net assets of the CORE(SM) Small Cap Equity, CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.
(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.
(15) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.
(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.29% for New Discovery Series.
(18) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.
(19) The Fund's expenses figures are based on actual expenses before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.
(20) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

-    providing the insurance benefits of the policy;

-    issuing the policy;

-    administering the policy;

-    assuming certain risks in connection with the policy; and

-    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.   the cost of insurance for the policy month;

2.   the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement.")


COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. It depends on:

-    the amount of the death benefit;

-    the policy value; and

-    the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:


(a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.


     We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).


(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders with the exception of the WMD as it applies to the base policy.


(d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

2. POLICY FEE: $5 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed
     $7.50 per month.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")


NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will assess a surrender charge.


The surrender charge reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. The additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for preferred nonsmoker rates. We assume the specified amount to be $300,000.


                           LAPSE OR SURRENDER                        MAXIMUM
                          AT BEGINNING OF YEAR                  SURRENDER CHARGE
                                   1                            $    3,126.00
                                   2                                 3,126.00
                                   3                                 3,126.00
                                   4                                 3,126.00
                                   5                                 3,126.00
                                   6                                 3,126.00
                                   7                                 2,500.80
                                   8                                 1,875.60
                                   9                                 1,250.40
                                  10                                   625.20
                                  11                                     0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .9% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .9% for all policy years. Computed daily, the charge compensates us for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

TRANSFER CHARGE

We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-    cost of insurance charges;

-    surrender charges;

-    cost of optional insurance benefits;

-    policy fees;

-    mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE

IDS Life is a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT

The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT        INVESTING IN              INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
U                 IDS Life Series Fund -    Objective: capital appreciation. Invests          IDS Life, adviser;
                  Equity Portfolio          primarily in common stocks and securities         American Express
                                            convertible into common stock.                    Financial Corporation
                                                                                              (AEFC), subadviser.

FEI               IDS Life Series Fund -    Objective: to provide a high level of current     IDS Life, adviser; AEFC,
                  Equity Income Portfolio   income and, as a secondary goal, steady growth    subadviser.
                                            of capital. Invests primarily in equity
                                            securities. Under normal market conditions, the
                                            Fund will invest at least 80% of its net assets
                                            in equity securities.

Y                 IDS Life Series Fund -    Objective: to provide a high level of current     IDS Life, adviser; AEFC,
                  Government Securities     income and safety of principal. Under normal      subadviser.
                  Portfolio                 market conditions, at least 80% of the Fund's
                                            net assets are invested in securities issued or
                                            guaranteed as to principal and interest by the
                                            U.S. government and its agencies.

V                 IDS Life Series Fund -    Objective: to maximize current income while       IDS Life, adviser; AEFC,
                  Income Portfolio          attempting to conserve the value of the           subadviser.
                                            investment and to continue the high
                                            level of income for the longest
                                            period of time. Under normal market
                                            conditions, the Fund primarily will
                                            invest in debt securities. At least
                                            50% of net assets are invested in
                                            investment grade corporate bonds,
                                            certain unrated debt obligations
                                            that are believed to be of the same
                                            investment quality and government
                                            securities.

IL                IDS Life Series Fund -    Objective: capital appreciation. Under normal     IDS Life, adviser; AEFC,
                  International Equity      market conditions, at least 80% of the Fund's     subadviser.
                  Portfolio                 net assets will be invested in equity
                                            securities. Invests primarily in securities of
                                            companies located outside of the U.S.

X                 IDS Life Series Fund -    Objective: to maximize total investment return    IDS Life, adviser; AEFC,
                  Managed Portfolio         through a combination of capital appreciation     subadviser.
                                            and current income. Invests
                                            primarily in a combination of equity
                                            and debt securities. The Fund will
                                            invest in a combination of common
                                            and preferred stocks, convertible
                                            securities, debt securities, and
                                            money market instruments.
                                            Investments will be continueously
                                            adjusted subject to the following
                                            three net asset limits: (1) up to
                                            75% in equity securities, (2) up to
                                            75% in bonds or other debt
                                            securities, and (3) up to 100% in
                                            money market instruments, of the
                                            assets invested in bonds, at least
                                            50% will be investment grade
                                            corporate bonds (or in other bonds
                                            that the investment manager believes
                                            have the same investment qualities)
                                            and in government bonds.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

SUBACCOUNT        INVESTING IN              INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
W                 IDS Life Series Fund -    Objective: The Fund's assets primarily are        IDS Life, adviser; AEFC,
                  Money Market Portfolio    invested in money market instruments, such as     subadviser.
                                            marketable debt obligations issued
                                            by the U.S. government or its
                                            agencies, bank certificates of
                                            deposit, bankers' acceptances,
                                            letters of credit, and commercial
                                            paper, including asset-backed
                                            commercial paper.

FBC               AXP(R) Variable Portfolio Objective: long-term total return exceeding       IDS Life, adviser; AEFC,
                  - Blue Chip Advantage     that of the U.S. stock market. Invests            subadviser.
                  Fund                      primarily in blue chip stocks. Blue chip stocks
                                            are issued by companies with a
                                            market capitalization of at least $1
                                            billion, an established management,
                                            a history of consistent earnings and
                                            a leading position within their
                                            respective industries.

FBD               AXP(R) Variable Portfolio Objective: high level of current income while     IDS Life, adviser; AEFC,
                  - Bond Fund  (effective   conserving the value of the investment and        subadviser.
                  6/27/03  AXP(R) Variable  continuing a high level of income for the
                  Portfolio - Bond Fund     longest time period. Invests primarily in bonds
                  will change to AXP(R)     and other debt obligations.
                  Variable Portfolio -
                  Diversified Bond Fund)

FCR               AXP(R) Variable Portfolio Objective: capital appreciation. Invests          IDS Life, adviser; AEFC,
                  - Capital Resource Fund   primarily in U.S. common stocks and other         subadviser.
                                            securities convertible into common stocks.

FCM               AXP(R) Variable Portfolio Objective: maximum current income consistent      IDS Life, adviser; AEFC,
                  - Cash Management Fund    with liquidity and stability of principal.        subadviser.
                                            Invests primarily in money market
                                            securities.

FDE               AXP(R) Variable Portfolio Objective: high level of current income and, as   IDS Life, adviser; AEFC,
                  - Diversified Equity      a secondary goal, steady growth of capital.       subadviser.
                  Income Fund               Invests primarily in dividend-paying common and
                                            preferred stocks.

FEM               AXP(R) Variable Portfolio Objective: long-term capital growth. Invests      IDS Life, adviser;AEFC,
                  - Emerging Markets Fund   primarily in equity securities of companies in    subadviser; American
                                            emerging market countries.                        Express Asset Management
                                                                                              International, Inc.,  a
                                                                                              wholly-owned subsidiary
                                                                                              of AEFC, subadviser.

FEX               AXP(R) Variable Portfolio Objective: high current income, with capital      IDS Life, adviser; AEFC,
                  - Extra Income Fund       growth as a secondary objective. Invests          subadviser.
                  (effective 6/27/03 AXP(R) primarily in high-yielding, high-risk corporate
                  Variable Portfolio -      bonds (junk bonds) issued by U.S. and foreign
                  Extra Income Fund will    companies and governments.
                  change to AXP(R) Variable
                  Portfolio - High Yield
                  Bond Fund)

FFI               AXP(R) Variable Portfolio Objective: a high level of current income and     IDS Life, adviser; AEFC,
                  - Federal Income Fund     safety of principal consistent with an            subadviser.
                  (effective 6/27/03        investment in U.S. government and government
                  AXP(R) Variable Portfolio agency securities. Invests primarily in debt
                  - Federal Income Fund     obligations issued or guaranteed as to
                  will change to AXP(R)     principal and interest by the U.S. government,
                  Variable Portfolio -      its agencies or instrumentalities.
                  Short Term  U.S.
                  Government Fund)


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

SUBACCOUNT        INVESTING IN              INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
FGB               AXP(R) Variable Portfolio Objective: high total return through income and   IDS Life, adviser; AEFC,
                  - Global Bond Fund        growth of capital. Non-diversified mutual fund    subadviser.
                                            that invests primarily in debt obligations of
                                            U.S. and foreign issuers.

FGR               AXP(R) Variable Portfolio Objective: long-term capital growth. Invests      IDS Life, adviser; AEFC,
                  - Growth Fund             primarily in common stocks and securities         subadviser.
                                            convertible into common stocks that appear to
                                            offer growth opportunities.

FIE               AXP(R) Variable Portfolio Objective: capital appreciation. Invests          IDS Life, adviser; AEFC,
                  - International Fund      primarily in common stocks or convertible         subadviser.; American
                                            securities of foreign issuers that offer strong   Express Asset Management
                                            growth potential.                                 International, Inc.,  a
                                                                                              wholly-owned subsidiary
                                                                                              of AEFC, subadviser.

FMF               AXP(R) Variable Portfolio Objective: maximum total investment return        IDS Life, adviser; AEFC,
                  - Managed Fund            through a combination of capital growth and       subadviser.
                                            current income. Invests primarily in
                                            a combination of common and
                                            preferred stocks, convertible
                                            securities, bonds and other debt
                                            securities.

FND               AXP(R) Variable Portfolio Objective: long-term growth of capital. Invests   IDS Life, adviser; AEFC,
                  - NEW DIMENSIONS FUND(R)  primarily in common stocks showing potential      subadviser.
                                            for significant growth.

FIV               AXP(R) Variable Portfolio Objective: long-term capital appreciation.        IDS Life, adviser; AEFC,
                  - S&P 500 Index Fund      Non-diversified fund that invests primarily in    subadviser.
                                            securities that are expected to
                                            provide investment results that
                                            correspond to the performance of the
                                            S&P 500(R) Index.

FSM               AXP(R) Variable Portfolio Objective: long-term capital growth. Invests      IDS Life, adviser; AEFC,
                  - Small Cap Advantage     primarily in equity stocks of small companies     subadviser.; Kenwood
                  Fund                      that are often included in the Russell 2000       Capital Management LLC,
                                            Index and/or have market capitalization under     subadviser.
                                            $2 billion.

FSA               AXP(R) Variable Portfolio Objective: capital appreciation. Invests          IDS Life, adviser; AEFC,
                  - Strategy Aggressive     primarily in equity securities of growth          subadviser.
                  Fund                      companies.

FCA               AIM V.I. Capital          Objective: growth of capital. Invests             A I M Advisors, Inc.
                  Appreciation Fund,        principally in common stocks of companies
                  Series I Shares           likely to benefit from new or innovative
                                            products, services or processes as
                                            well as those with above-average
                                            growth and excellent prospects for
                                            future growth. The Fund may invest
                                            up to 25% of its assets in foreign
                                            securities.

FCD               AIM V.I. Capital          Objective: long-term growth of capital. Invests   A I M Advisors, Inc.
                  Development Fund,         primarily in securities (including common
                  Series I Shares           stocks, convertible securities and bonds) of
                                            small- and medium-sized companies. The Fund may
                                            invest up to 25% of its assets in foreign
                                            securities.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

SUBACCOUNT        INVESTING IN              INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
FGI               AIM V.I. Core Equity      Objective: growth of capital. Invests normally    A I M Advisors, Inc.
                  Fund, Series I Shares     at least 80% of its net assets, plus the amount
                                            of any borrowings for investment
                                            purposes, in equity securities,
                                            including convertible securities of
                                            established companies that have
                                            long-term above-average growth in
                                            earnings and dividends and growth
                                            companies that are believed to have
                                            the potential for above-average
                                            growth in earnings and dividends.
                                            The Fund may invest up to 25% of its
                                            assets in foreign securities.

FIR               American Century(R) VP    Objective: long-term capital growth. Invests      American Century
                  International, Class I    primarily in stocks of growing foreign            Investment Management,
                                            companies in developed countries.                 Inc.

FVL               American Century(R) VP    Objective: long-term capital growth, with         American Century
                  Value, Class I            income as a secondary objective. Invests          Investment Management,
                                            primarily in stocks of companies that             Inc.
                                            management believes to be undervalued at the
                                            time of purchase.

FSB               Calvert Variable          Objective: income and capital growth. Invests     Calvert Asset Management
                  Series, Inc. Social       primarily in stocks, bonds and money market       Company, Inc. (CAMCO),
                  Balanced Portfolio        instruments which offer income and capital        investment adviser. SsgA
                                            growth opportunity and which satisfy the          Funds Management, Inc.
                                            investment and social criteria.                   and Brown Capital
                                                                                              Management are the
                                                                                              investment subadvisers.

FEG               Credit Suisse Trust -     Objective: maximum capital appreciation.          Credit Suisse Asset
                  Emerging Growth           Invests in U.S. equity securities of              Management, LLC
                  Portfolio                 emerging-growth companies with growth
                                            characteristics such as positive earnings and
                                            potential for accelerated growth.

FSC               Credit Suisse Trust -     Objective: capital growth. Invests in equity      Credit Suisse Asset
                  Small Cap Growth          securities of small U.S. growth companies which   Management, LLC
                  Portfolio                 are either developing or older companies in a
                                            growth stage, or are providing products or
                                            services with a high-unit volume growth rate.

FGC               Fidelity(R) VIP Growth &  Objective: seeks high total return through a      Fidelity Management &
                  Income Portfolio          combination of current income and capital         Research Company (FMR),
                  Service Class             appreciation. Normally invests a majority of      investment manager; FMR
                                            assets in common stocks of foreign and domestic   U.K., FMR Far East,
                                            issuers with a focus on those that pay current    sub-investment advisers.
                                            dividends and show potential for capital
                                            appreciation. May invest in bonds, including
                                            lower-quality debt securities, as well as
                                            stocks that are not currently paying dividends,
                                            but offer prospects for future income or
                                            capital appreciation.

FMP               Fidelity(R) VIP Mid Cap   Objective: seeks long-term growth of capital.     FMR, investment manager;
                  Portfolio Service Class   Normally invests at least 80% of assets in        FMR U.K., FMR Far East,
                                            securities of foreign and domestic companies      sub-investment advisers.
                                            with medium market capitalization common
                                            stocks. Invests in growth or value common
                                            stocks. May invest in companies with smaller or
                                            larger market capitalizations.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

SUBACCOUNT        INVESTING IN              INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
FOS               Fidelity(R) VIP Overseas  Strategy: seeks long-term growth of capital.      FMR, investment manager;
                  Portfolio Service Class   Normally invests primarily in common stocks of    FMR U.K., FMR Far East,
                                            foreign securities. Normally invests at least     Fidelity International
                                            80% of assets in non-U.S. securities.             Investment Advisors
                                                                                              (FIIA) and FIIA U.K.,
                                                                                              sub-investment advisers.

FRE               FTVIPT Franklin Real      Objective: seeks capital appreciation, with       Franklin Advisers, Inc.
                  Estate Fund - Class 2     current income as a secondary goal. The Fund
                                            normally invests at least 80% of its
                                            net assets in investments of
                                            companies operating in the real
                                            estate sector. The Fund invests
                                            primarily in equity real estate
                                            investment trusts (REITs).

FSV               FTVIPT Franklin Small     Objective: seeks long-term total return. The      Franklin Advisory
                  Cap Value Securities      Fund normally invests at least 80% of its net     Services, LLC
                  Fund - Class 2            assets in investments of small capitalization
                                            companies. For this Fund, small cap
                                            companies are those with market cap
                                            values not exceeding $2.5 billion,
                                            at the time of purchase. The Fund's
                                            manager invests in small companies
                                            that it believes are undervalued.

FIF               FTVIPT Templeton          Objective: seeks long-term capital growth. The    Templeton Investment
                  Foreign Securities Fund   Fund normally invests at least 80% of its net     Counsel, LLC
                  - Class 2                 assets in investments, primarily of equity
                                            securities, of issuers located outside the
                                            U.S.; including those in emerging markets.

FSE               Goldman Sachs VIT         Objective: The Goldman Sachs VIT CORE Small Cap   Goldman Sachs Asset
                  CORE(SM) Small Cap        Equity Fund seeks long-term growth of capital.    Management, L.P.
                  Equity Fund               The Fund invests, under normal circumstances,
                                            at least 80% of its net assets plus any
                  CORE(SM) is a             borrowings for investment purposes (measured at
                  service mark of           time or purchase) in a broadly
                  Goldman, Sachs & Co.      diversified portfolio of equity
                                            investments in small-cap U.S.
                                            issuers, including foreign issuers
                                            that are traded in the United
                                            States, within the range of the
                                            market capitalization of companies
                                            constituting the Russell 2000 Index
                                            at the time of investment.

FUE               Goldman Sachs VIT         Objective: The Goldman Sachs VIT CORE U.S.        Goldman Sachs Asset
                  CORE(SM) U.S. Equity      Equity Fund seeks long-term growth of capital     Management, L.P.
                  Fund                      and dividend income. The Fund invests, under
                                            normal circumstances, at least 90% of its total
                  CORE(SM) is a             assets (not including securities lending
                  service mark of           collateral and any investment of
                  Goldman, Sachs & Co.      that collateral) measured at time of
                                            purchase in a broadly diversified
                                            portfolio of large-cap and blue chip
                                            equity investments representing all
                                            major sectors of the U.S. economy.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

SUBACCOUNT        INVESTING IN              INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
FMC               Goldman Sachs VIT Mid     Objective: The Goldman Sachs VIT Mid Cap Value    Goldman Sachs Asset
                  Cap Value Fund            Fund seeks long-term capital appreciation. The    Management, L.P.
                                            Fund invests, under normal
                                            circumstances, at least 80% of its
                                            net assets plus any borrowing for
                                            investment purposes (measured at
                                            time of purchase) in a diversified
                                            portfolio of equity investments in
                                            mid-capitalization issuers within
                                            the range of the market
                                            capitalization of companies
                                            constituting the Russell Midcap
                                            Value Index at the time of
                                            investment.

FGT               Janus Aspen Series        Objective: long-term growth of capital.           Janus Capital
                  Global Technology         Non-diversified mutual fund that invests, under
                  Portfolio: Service        normal circumstances, at least 80% of its net
                  Shares                    assets in securities of companies that the
                                            portfolio manager believes will
                                            benefit significantly from advances
                                            or improvements in technology. It
                                            implements this policy by investing
                                            primarily in equity securities of
                                            U.S. and foreign companies selected
                                            for their growth potential.

FIG               Janus Aspen Series        Objective: long-term growth of capital.           Janus Capital
                  International Growth      Invests, under normal circumstances, at least
                  Portfolio: Service        80% of its net assets in securities of issuers
                  Shares                    from at least five different countries,
                                            excluding the United States.
                                            Although the Portfolio intends to
                                            invest substantially all of its
                                            assets in issuers located outside
                                            the United States, it may at times
                                            invest in U.S. issuers and under
                                            unusual circumstances, it may invest
                                            all of its assets in fewer than five
                                            countries or even a single country.

FAG               Janus Aspen Series Mid    Objective: invests, under normal circumstances,   Janus Capital
                  Cap Growth Portfolio:     at least 80% of its net assets in equity
                  Service Shares            securities of mid-sized companies whose market
                  (previously Janus Aspen   capitalization falls, at the time of initial
                  Series Aggressive         purchase, in the 12-month average of the
                  Growth Portfolio:         capitalization ranges of the Russell Midcap
                  Service Shares)           Growth Index.

FIP               Lazard Retirement         Objective: long-term capital appreciation.        Lazard Asset Management,
                  International Equity      Invests primarily in equity securities,           LLC
                  Portfolio                 principally common stocks, of relatively large
                                            non-U.S. companies with market
                                            capitalizations in the range of the
                                            Morgan Stanley Capital International
                                            (MSCI) Europe, Australia and Far
                                            East (EAFE(R)) Index that the
                                            Investment Manager believes are
                                            undervalued based on their earnings,
                                            cash flow or asset values.

FGW               MFS(R) Investors Growth   Objective: long-term growth of capital and        MFS Investment Management(R)
                  Stock Series - Service    future income. Invests at least 80% of its net
                  Class                     assets in common stocks and related securities
                                            of companies which MFS(R) believes
                                            offer better than average prospects
                                            for long-term growth.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

SUBACCOUNT        INVESTING IN              INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
FDS               MFS(R) New Discovery      Objective: capital appreciation. Invests in at    MFS Investment Management(R)
                  Series - Service Class    least 65% of its net assets in equity
                                            securities of emerging growth companies.

FPH               Putnam VT High Yield      Objective: seeks high current income. Capital     Putnam Investment
                  Fund - Class IB Shares    growth is a secondary goal when consistent with   Management, LLC
                                            achieving high current income. The
                                            fund pursues its goal by investing
                                            mainly in bonds that are (i)
                                            obligations of U.S. companies, (ii)
                                            are below investment-grade in
                                            quality (junk bonds) and (iii) have
                                            intermediate to long-term maturities
                                            (three years or longer). Under
                                            normal circumstances, the fund
                                            invests at least 80% of its net
                                            assets in securities rated below
                                            investment-grade.

FIN               Putnam VT International   Objective: long-term capital appreciation. The    Putnam Investment
                  New Opportunities Fund    fund pursues its goal by investing mainly in      Management, LLC
                  - Class IB Shares         common stocks of companies outside the  United
                                            States with a focus on growth
                                            stocks.

FNO               Putnam VT New             Objective: long-term capital appreciation. The    Putnam Investment
                  Opportunities Fund -      fund pursues its goal by investing mainly in      Management, LLC
                  Class IA Shares           common stocks of U.S. companies with a focus on
                                            growth stocks in sectors of the
                                            economy that Putnam Management
                                            believes to have high growth
                                            potential.

FVS               Putnam VT Vista Fund -    Objective: capital appreciation. The fund         Putnam Investment
                  Class IB Shares           pursues its goal by investing mainly in common    Management, LLC
                                            stocks of U.S. companies with a focus on growth
                                            stocks.

FMI               Royce Micro-Cap           Objective: long-term growth of capital. Invests   Royce & Associates, LLC
                  Portfolio                 primarily in a broadly diversified portfolio of
                                            equity securities issued by
                                            micro-cap companies (companies with
                                            stock market capitalizations below
                                            $400 million).

FVA               Third Avenue Value        Objective: long-term capital appreciation.        Third Avenue Management
                  Portfolio                 Invests primarily in common stocks of well        LLC
                                            financed, well managed companies at
                                            a substantial discount to what the
                                            Adviser believes is their true
                                            value.

FIC               Wanger International      Objective: long-term growth of capital. Invests   Liberty Wanger Asset
                  Small Cap                 primarily in stocks of small and medium-size      Management, L.P.
                                            non-U.S. companies with capitalizations of less
                                            than $2 billion at time of purchase.

FSP               Wanger U.S. Smaller       Objective: long-term growth of capital. Invests   Liberty Wanger Asset
                  Companies                 primarily in stocks of small- and medium-size     Management, L.P.
                                            U.S. companies with capitalizations of less
                                            than $5 billion at time of purchase.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if the existing funds become unavailable or, in our judgment, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proporation as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-    select a specified amount of insurance;

-    select a death benefit option;

-    designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges." )

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE NLG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:


FIXED ACCOUNT


We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-    interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-    additional net premiums allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders and partial surrender fees;

-    surrender charges; and/or

-    monthly deductions.

Accumulation unit values will fluctuate due to:

-    changes in underlying fund net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of underlying funds;

-    fund operating expenses; and/or

-    mortality and expense risk charges.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

-    premium payments;

-    loan requests and repayments;

-    surrender requests; and

-    transfers.


Payments or requests we receive after 4:00 p.m. Eastern time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE

The NLG provides that your policy will remain in force until the insured's attained insurance age 70 or five policy years, if later, even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:

-    the sum of premiums paid; minus

-    partial surrenders; minus

-    outstanding indebtedness; equals or exceeds

-    the minimum monthly premiums due since the policy date.

The minimum monthly premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the NLG will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. The NLG may be reinstated within two years of its termination only if the policy has not lapsed.

NOTE: In Massachussetts, New Jersey and Texas, the NLG provides that the policy will remain in effect for five years from the policy date if the conditions stated above are met. In Illinois, all references in this prospectus to the NLG are deleted and replaced with DBG.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-    a written request;


-    evidence satisfactory to us that the insured remains insurable;


-    payment of the required reinstatement premium; and

-    payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in this policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1.   this policy is in force; and

2.   your request is in writing; and

3.   you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both this policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the insured dies.


OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

- the specified amount minus any indebtedness on the date of the insured's death; or

- a percentage of the policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

-    the policy value plus the specified amount minus any indebtedness; or

- the percentage of policy value minus any indebtedness described above on the date of the insureds death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES                                         OPTION 1             OPTION 2
Specified amount                                $  100,000           $  100,000
Policy value                                    $    5,000           $    5,000
Death benefit                                   $  100,000           $  105,000
Policy value increases to                       $    8,000           $    8,000
Death benefit                                   $  100,000           $  108,000
Policy value decreases to                       $    3,000           $    3,000
Death benefit                                   $  100,000           $  103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age of 100, the amount payable is the cash surrender value.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.

-    Minimum monthly premium.

-    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to increase or decrease the specified amount.


INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

-    Charges for certain optional insurance benefits may increase.

-    The minimum monthly premium will increase if the NLG is in effect.

-    The surrender charge will increase.


At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.


DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

-    Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

- In policy years 2-10, the specified amount remaining after the decrease may not be less than 50% of the intial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1000.

The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

EXAMPLE

This example assumes an initial specified amount of $100,000. In policy year 11, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 12, and ten months after the effective date of the increase, you request an $85,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the reduced specified amount after this decrease is $125,000, computed as follows:

    Maximum reduction in INITIAL specified amount in policy year 12:                             $100,000 X .75 = $  75,000
    Maximum reduction in INCREASE in specified amount during first policy year of increase:                              +0
    Maximum permitted reduction in current specified amount:                                                      $  75,000
    Current specified amount before reduction:
                                                                                                                  $ 200,000
    Minus maximum permitted reduction in current specified amount:                                                  -75,000
                                                                                                                  ---------
    Specified amount after reduction:                                                                             $ 125,000

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

-    Charges for certain optional insurance benefits may decrease.

-    The minimum monthly premium will decrease if the NLG is in effect.

-    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-    First from the portion due to the most recent increase;

-    Next from portions due to the next most recent increases successively; and

-    Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-    the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-    the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC.


RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

- limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-    For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-    For automated transfers -- $50.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-    None.

From the fixed account to a subaccount:

-    Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

- You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                                         NUMBER
BY INVESTING AN  EQUAL NUMBER                                  AMOUNT           ACCUMULATION            OF UNITS
OF DOLLARS EACH MONTH ...                    MONTH            INVESTED           UNIT VALUE             PURCHASED
                                              Jan               $ 100               $ 20                   5.00
you automatically buy                         Feb                 100                 16                   6.25
more units when the                           Mar                 100                  9                  11.11
per unit market price is low ...  ----->      Apr                 100                  5                  20.00
                                              May                 100                  7                  14.29
and fewer units                               June                100                 10                  10.00
when the per unit                             July                100                 15                   6.67
market price is high.             ----->      Aug                 100                 20                   5.00
                                              Sept                100                 17                   5.88
                                              Oct                 100                 12                   8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

ASSET REBALANCING


Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions -- see "Deferral of Payments, " under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

-    In Alabama, 100% of the policy value minus surrender charges.

-    In all other states, 90% of the policy value minus surrender charges.

-    For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and montly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $100,000.) We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the NLG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. We will deduct this decrease from the current specified amount in this order:

     1. First from the specified amount provided by the most recent increase;

     2. Next from the next most recent increases successively;

     3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER


Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail
IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:
IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (toll free)

TTY service for the hearing impaired:
(800) 258-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS


We will pay proceeds when:


-    you surrender the policy; or

-    the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.


OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-    the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

DIVERSIFICATION AND INVESTMENT CONTROL: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

SOURCE OF PROCEEDS                     TAXABLE PORTION OF PRE-DEATH PROCEEDS
Full surrender:                        Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                 Any outstanding indebtedness minus your investment in the
                                       policy.*

Partial surrenders (modified
endowment contracts):                  Lesser of: The amount received or policy value minus your
                                       investment in the policy.*

Policy loans and assignments
(modified endowment contracts):        Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not
modified endowment contracts):         Generally, if the amount received is greater than your
                                       investment in the policy,* the amount in excess of your
                                       investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                       surrender results in or is necessitated by a reduction in
                                       benefits.

Policy loans and assignments
(not modified endowment contracts):    None.**

Payment options:                       OPTION A: Taxed as full surrender (and may be subject to
                                       additional 10% penalty tax if modified endowment contracts).
                                       Interest taxed (and not subject to additional 10% penalty
                                       tax).

                                       OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy* and not
                                       taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment
                                       contract). Payments made after the investment in the policy*
                                       fully recovered taxed and if a modified endowment contract, may be subject to an additional 10% penalty tax.


* Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-    you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the early years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


-    the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in NORRIS v. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court -- Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. v. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY ILLUSTRATIONS


The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-    Premium expense charges;

-    Cost of insurance charges;

-    Policy fees;

-    Mortality and expense risk charges; and

-    Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-    Current charges in all years illustrated; and

-    Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables"), would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.01 % of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a preferred nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $4,500 is paid in full at the beginning of each policy year. Results would differ if:

-    Premiums were not paid in full at the beginning of each policy year;

-    Premium amounts paid were different.


LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ILLUSTRATION


INITIAL SPECIFIED AMOUNT $300,000                       MALE -- AGE 40                                 CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                               ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED            DEATH BENEFIT                     POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL   ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%         6%         12%           0%         6%           12%          0%         6%         12%
   1   $   4,725     $ 300,000  $ 300,000  $   300,000    $   3,747  $   3,989   $     4,231   $     621  $     863  $   1,105
   2       9,686       300,000    300,000      300,000        7,419      8,138         8,887       4,293      5,012      5,761
   3      14,896       300,000    300,000      300,000       11,001     12,437        13,994       7,875      9,311     10,868
   4      20,365       300,000    300,000      300,000       14,503     16,903        19,607      11,377     13,777     16,481
   5      26,109       300,000    300,000      300,000       17,911     21,525        25,763      14,785     18,399     22,637

   6      32,139       300,000    300,000      300,000       21,227     26,311        32,518      18,727     23,810     30,017
   7      38,471       300,000    300,000      300,000       24,430     31,245        39,912      22,554     29,369     38,036
   8      45,120       300,000    300,000      300,000       27,537     36,351        48,029      26,287     35,101     46,778
   9      52,101       300,000    300,000      300,000       30,545     41,632        56,939      29,920     41,006     56,314
  10      59,431       300,000    300,000      300,000       33,431     47,072        66,706      33,431     47,072     66,706

  15     101,959       300,000    300,000      300,000       47,025     78,506       134,609      47,025     78,506    134,609
  20     156,237       300,000    300,000      331,102       57,362    116,092       247,091      57,362    116,092    247,091
  25     225,511       300,000    300,000      527,083       63,241    161,303       432,035      63,241    161,303    432,035
  30     313,924       300,000    300,000      849,522       61,640    216,519       732,346      61,640    216,519    732,346
  35     426,763       300,000    308,491    1,307,346       47,649    288,310     1,221,819      47,649    288,310  1,221,819

  40     570,779       300,000    399,630    2,126,126        7,690    380,600     2,024,882       7,690    380,600  2,024,882
  45     754,583            --    515,730    3,478,563           --    491,171     3,312,918          --    491,171  3,312,918
  50     989,169            --    651,421    5,613,073           --    620,401     5,345,784          --    620,401  5,345,784
  55   1,288,567            --    806,253    8,927,864           --    767,860     8,502,728          --    767,860  8,502,728
  60   1,670,683            --    963,849   13,780,708           --    954,306    13,644,265          --    954,306 13,644,265



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ILLUSTRATION


INITIAL SPECIFIED AMOUNT $300,000                       MALE -- AGE 40                              GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                              ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                        POLICY VALUE                      CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%        0%        6%        12%              0%         6%          12%           0%         6%         12%
   1  $   4,725   $ 300,000  $ 300,000 $  300,000       $   3,412  $   3,643   $   3,875       $    286  $     517  $      749
   2      9,686     300,000    300,000    300,000           6,715      7,391       8,096          3,589      4,265       4,970
   3     14,896     300,000    300,000    300,000           9,911     11,249      12,700          6,785      8,123       9,574
   4     20,365     300,000    300,000    300,000          12,996     15,214      17,720          9,870     12,088      14,594
   5     26,109     300,000    300,000    300,000          15,963     19,286      23,192         12,837     16,160      20,066

   6     32,139     300,000    300,000    300,000          18,809     23,461      29,159         16,308     20,960      26,659
   7     38,471     300,000    300,000    300,000          21,535     27,747      35,676         19,660     25,871      33,800
   8     45,120     300,000    300,000    300,000          24,138     32,143      42,795         22,888     30,892      41,544
   9     52,101     300,000    300,000    300,000          26,613     36,648      50,576         25,988     36,023      49,951
  10     59,431     300,000    300,000    300,000          28,955     41,263      59,088         28,955     41,263      59,088

  15    101,959     300,000    300,000    300,000          39,042     67,084     117,678         39,042     67,084     117,678
  20    156,237     300,000    300,000    300,000          43,900     95,657     214,023         43,900     95,657     214,023
  25    225,511     300,000    300,000    456,286          40,472    126,313     374,005         40,472    126,313     374,005
  30    313,924     300,000    300,000    731,568          22,184    157,891     630,662         22,184    157,891     630,662
  35    426,763          --    300,000  1,117,733              --    189,471   1,044,610             --    189,471   1,044,610

  40    570,779          --    300,000  1,807,282              --    220,865   1,721,221             --    220,865   1,721,221
  45    754,583          --    300,000  2,925,885              --    259,636   2,786,557             --    259,636   2,786,557
  50    989,169          --    343,372  4,636,959              --    327,021   4,416,151             --    327,021   4,416,151
  55  1,288,567          --    423,429  7,158,202              --    403,266   6,817,335             --    403,266   6,817,335
  60  1,670,683          --    494,578 10,560,656              --    489,681  10,456,095             --    489,681  10,456,095



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.


CODE: The Internal Revenue Code of 1986, as amended.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.


OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

-    On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.


SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.


SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

           AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

Additional information about IDS Life Variable Life Separate Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 862-7919
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-4298


[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6189 G (5/03)

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

VARIABLE UNIVERSAL LIFE IV

VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

ISSUED BY:        IDS LIFE INSURANCE COMPANY (IDS LIFE)
                  70100 AXP Financial Center
                  Minneapolis, MN 55474
                  Phone: (800) 862-7919
                  Web site address: americanexpress.com

                  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information that you should know before investing in American Express Variable Universal Life IV (VUL IV) or American Express Variable Universal Life IV - Estate Series (VUL IV - ES). VUL IV - ES is a life insurance policy with an initial specified amount of $1,000,000.00 or more. All other policies are VUL IV policies. The information in this prospectus applies to both VUL IV - ES and VUL IV unless stated otherwise.

The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-    A fixed account to which we credit interest.

-    Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:


-    Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                                      3
     Policy Benefits                                                           3
     Policy Risks                                                              5
     Fund Risks                                                                7
FEE TABLES                                                                     7
     Transaction Fees                                                          7
     Charges Other than Fund Operating Expenses                                8
     Annual Operating Expenses of the Funds                                   10
LOADS, FEES AND CHARGES                                                       13
     Premium Expense Charge                                                   13
     Monthly Deduction                                                        13
     Surrender Charge                                                         14
     Partial Surrender Charge                                                 14
     Mortality and Expense Risk Charge                                        15
     Transfer Charge                                                          15
     Annual Operating Expenses of the Funds                                   15
     Effect of Loads, Fees and Charges                                        15
     Other Information on Charges                                             15
IDS LIFE                                                                      15
THE VARIABLE ACCOUNT                                                          15
THE FUNDS                                                                     16
     Relationship Between Funds and Subaccounts                               24
     Substitution of Investments                                              24
     Voting Rights                                                            24
THE FIXED ACCOUNT                                                             24
PURCHASING YOUR POLICY                                                        25
     Application                                                              25
     Premiums                                                                 25
POLICY VALUE                                                                  26
     Fixed Account                                                            26
     Subaccounts                                                              26
KEEPING THE POLICY IN FORCE                                                   27
     Minimum Initial Premium Period                                           27
     No Lapse Guarantees                                                      27
     Grace Period                                                             27
     Reinstatement                                                            28
     Exchange Right                                                           28
PROCEEDS PAYABLE UPON DEATH                                                   29
     Change in Death Benefit Option                                           29
     Changes in Specified Amount                                              30
     Misstatement of Age or Sex                                               31
     Suicide                                                                  31
     Beneficiary                                                              31
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                           31
     Restrictions on Transfers                                                31
     Fixed Account Transfer Policies                                          32
     Minimum Transfer Amounts                                                 32
     Maximum Transfer Amounts                                                 32
     Maximum Number of Transfers Per Year                                     32
     Automated Transfers                                                      32
     Automated Dollar-Cost Averaging                                          33
     Asset Rebalancing                                                        33
POLICY LOANS                                                                  34
     Minimum Loan Amounts                                                     34
     Maximum Loan Amounts                                                     34
     Allocation of Loans to Accounts                                          34
     Repayments                                                               34
     Overdue Interest                                                         34
     Effect of Policy Loans                                                   34
POLICY SURRENDERS                                                             34
     Total Surrenders                                                         34
     Partial Surrenders                                                       35
     Effect of Partial Surrenders                                             35
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER                             35
PAYMENT OF POLICY PROCEEDS                                                    36
     Payment Options                                                          36
     Deferral of Payments                                                     36
FEDERAL TAXES                                                                 36
     IDS Life's Tax Status                                                    37
     Taxation of Policy Proceeds                                              37
     Modified Endowment Contracts                                             38
     Other Tax Considerations                                                 38
LEGAL PROCEEDINGS                                                             39
POLICY ILLUSTRATIONS                                                          39
     Understanding the Illustrations                                          39
KEY TERMS                                                                     44
FINANCIAL STATEMENTS                                                          45


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


     POLICY BENEFIT                      WHAT IT MEANS                                           HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the beneficiary          The relationship between the policy value and the
                              of the policy when the insured dies.              death benefit depends on which of two death benefit
                              Before the insured's attained insurance           options you choose:
                              age 100, your policy's death benefit can
                              never be less than the specified amount           -    OPTION 1 (LEVEL AMOUNT): The death benefit is
                              unless you change that amount or your                  the greater of the specified amount or a
                              policy has outstanding indebtedness.                   percentage of policy value.

                                                                                -    OPTION 2 (VARIABLE AMOUNT): The death benefit
                                                                                     is the greater of the specified amount plus
                                                                                     the policy value, or a percentage of policy
                                                                                     value.

                                                                                You may change the death benefit option or
                                                                                specified amount within certain limits, but doing
                                                                                so generally will affect policy charges.

                                                                                On or after the insured's attained insurance age
                                                                                100, the death benefit will be the greater of:

                                                                                -    the policy value on the date of the insured's
                                                                                     death minus any indebtedness on the date of
                                                                                     the insured's death; or

                                                                                -    the policy value at the insured's attained
                                                                                     insurance age 100 minus any indebtedness on
                                                                                     the date of the insured's death.

OPTIONAL INSURANCE BENEFITS   You may add optional benefits to your             AVAILABLE RIDERS YOU MAY ADD:
                              policy, at an additional cost, in the
                              form of riders (if you meet certain               -    ACCELERATED BENEFIT RIDER FOR TERMINAL
                              requirements). The amounts of these                    ILLNESS (ABRTI): If the insured is terminally
                              benefits do not vary with investment                   ill and death is expected to occur within six
                              experience of the variable account.                    months, the rider provides that you can
                              Certain restrictions apply and are                     withdraw a portion of the death benefit prior
                              clearly described in the applicable                    to death. This rider is not available in all
                              rider.                                                 states.

                                                                                -    ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB
                                                                                     provides an additional death benefit if the
                                                                                     insured's death is caused by accidental
                                                                                     injury.

                                                                                -    AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB
                                                                                     provides an increase in the specified amount
                                                                                     at a designated percentage on each policy
                                                                                     anniversary until insured's attained
                                                                                     insurance age 65.

                                                                                -    BASE INSURED RIDER (BIR): BIR provides an
                                                                                     additional level adjustable death benefit on
                                                                                     the base insured.

                                                                                -    CHILDREN'S INSURANCE RIDER (CIR): CIR
                                                                                     provides level term coverage on each eligible
                                                                                     child.

                                                                                -    OTHER INSURED RIDER (OIR): OIR provides a
                                                                                     level, adjustable death benefit on the life
                                                                                     of each other insured covered.


                                                                                -    WAIVER OF MONTHLY DEDUCTION RIDER (WMD):
                                                                                     Under WMD, we will waive the monthly
                                                                                     deduction if the insured becomes totally
                                                                                     disabled before age 60.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

     POLICY BENEFIT                      WHAT IT MEANS                                           HOW IT WORKS
MINIMUM INITIAL GUARANTEE     Your policy will not lapse (end without           MINIMUM INITIAL GUARANTEE PERIOD: A period of the
PERIOD AND NO LAPSE           value) if the Minimum Initial Guarantee           first five policy years during which you may
GUARANTEES (NLG)              Period or any of the NLG options are in           choose to pay the minimum initial premium as long
                              effect, even if the cash surrender value          as the policy value minus indebtedness equals or
                              is less than the amount needed to pay             exceeds the monthly deduction.
                              the monthly deduction.
                                                                                NO LAPSE GUARANTEES: Each policy has the following
                                                                                two NLG options which remain in effect if you meet
                                                                                certain premium requirements and indebtedness does
                                                                                not exceed the policy value minus surrender
                                                                                charges:

                                                                                -    NO LAPSE GUARANTEE TO AGE 70 (NLG-70)
                                                                                     Guarantees the policy will not lapse before
                                                                                     the insured's attained insurance age 70 (or
                                                                                     10 years, if later).

                                                                                -    NO LAPSE GUARANTEE TO AGE 100 (NLG-100)
                                                                                     guarantees the policy will not lapse before
                                                                                     the insured's attained insurance age 100.

FLEXIBLE PREMIUMS             You choose when to pay premiums and how           When you apply for your policy, you state how much
                              much premium to pay.                              you intend to pay and whether you will pay
                                                                                quarterly, semiannually or annually. You may also
                                                                                make additional, unscheduled premium payments
                                                                                subject to certain limits. You cannot make premium
                                                                                payments on or after the insured's attained
                                                                                insurance age 100. We may refuse premiums in order
                                                                                to comply with the Code. Although you have
                                                                                flexibility in paying premiums, the amount and
                                                                                frequency of your payments will affect the policy
                                                                                value, cash surrender value and the length of time
                                                                                your policy will remain in force as well as affect
                                                                                whether any of the NLG options remain in effect.

RIGHT TO EXAMINE YOUR         You may return your policy for any                You may mail or deliver the policy to IDS Life's
POLICY ("FREE LOOK")          reason and receive a full refund of all           home office or to your sales representative with a
                              premiums paid.                                    written request for cancellation by the 10th day
                                                                                after you receive it (15th day in Colorado, 20th
                                                                                day in Idaho and North Dakota). On the date your
                                                                                request is postmarked or received, the policy will
                                                                                immediately be considered void from the start.

                                                                                Under our current administrative practice, your
                                                                                request to cancel the policy under the "Free Look"
                                                                                provision will be honored if received at our home
                                                                                office within 30 days from the latest of the
                                                                                following dates:

                                                                                -    The date we mail the policy from our office

                                                                                -    The policy date (only if the policy is issued
                                                                                     in force)

                                                                                -    The date your sales representative delivers
                                                                                     the policy to you as evidenced by our policy
                                                                                     delivery receipt, which you must sign and
                                                                                     date.

                                                                                We reserve the right to change or discontinue this
                                                                                administrative practice at any time.

EXCHANGE RIGHT                For two years after the policy is                 Because the policy itself offers a fixed return
                              issued, you can exchange it for one that          option, all you need to do is transfer all of the
                              provides benefits that do not vary with           policy value in the subaccounts to the fixed
                              the investment return of the                      account. This exchange does not require our
                              subaccounts.                                      underwriting approval. We do not issue a new
                                                                                policy. State restrictions may apply.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

     POLICY BENEFIT                      WHAT IT MEANS                                           HOW IT WORKS
INVESTMENT CHOICES            You may direct your net premiums or
                              transfer your policy's value to:

                              -    THE VARIABLE ACCOUNT which consists          -    UNDER THE VARIABLE ACCOUNT your policy's
                                   of subaccounts, each of which                     value may increase or decrease daily,
                                   invests in a fund with a particular               depending on the investment return. No
                                   investment objective; or                          minimum amount is guaranteed.

                              -    THE FIXED ACCOUNT which is our               -    THE FIXED ACCOUNT earns interest rates that
                                   general investment account.                       we adjust periodically. This rate will never
                                                                                     be lower than 4%.

SURRENDERS                    You may cancel the policy while it is in          The cash surrender value is the policy value minus
                              force and receive its cash surrender              indebtedness minus any applicable surrender
                              value or take a partial surrender out of          charges. Partial surrenders are available within
                              your policy.                                      certain limits for a fee.

LOANS                         You may borrow against your policy's              Your policy secures the loan.
                              cash surrender value.

TRANSFERS                     You may transfer your  policy's value.            You may, at no charge, transfer policy value from
                                                                                one subaccount to another or between subaccounts
                                                                                and the fixed account. (Certain restrictions apply
                                                                                to transfers involving the fixed account.) You can
                                                                                also arrange for automated transfers among the
                                                                                fixed account and subaccounts.


POLICY RISKS


     POLICY RISK                         WHAT IT MEANS                                          WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or transfer          -    You can lose cash values due to adverse
                              your policy's value to a subaccount that               investment experience. No minimum amount is
                              drops in value.                                        guaranteed under the subaccounts of the
                                                                                     variable account.

                                                                                -    Your death benefit under Option 2 may be
                                                                                     lower due to adverse investment experience.

                                                                                -    Your policy could lapse due to adverse
                                                                                     investment experience if neither the Minimum
                                                                                     Initial Guarantee Period nor any of the NLG
                                                                                     options are in effect and you do not pay
                                                                                     premium needed to maintain coverage.

                              You transfer your policy's value between          -    The value of the subaccount from which you
                              subaccounts.                                           transferred could increase while the value of
                                                                                     the subaccount to which you transferred could
                                                                                     decrease.

RISK OF LIMITED POLICY        The policy is not suitable as a                   -    If you are unable to afford the premiums
VALUES IN EARLY YEARS         short-term investment.                                 needed to keep the policy in force for a long
                                                                                     period of time, your policy could lapse with
                                                                                     no value.

                              Your policy has little or no cash                 -    Surrender charges significantly reduce policy
                              surrender value in the early policy                    value during the first five policy years.
                              years.                                                 Poor investment performance can also
                                                                                     significantly reduce policy values. During
                                                                                     early policy years the cash surrender value
                                                                                     may be less than the premiums you pay for the
                                                                                     policy.

                              Your ability to take partial surrenders           -    You cannot take partial surrenders during the
                              is limited.                                            first policy year.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

     POLICY RISK                         WHAT IT MEANS                                          WHAT CAN HAPPEN
LAPSE RISK                    You do not pay the premiums needed to             -    We will not pay a death benefit if your
                              maintain coverage.                                     policy lapses.

                              Your policy may lapse due to surrender            -    Surrender charges affect the surrender value,
                              charges.                                               which is a measure we use to determine
                                                                                     whether your contract will enter a grace
                                                                                     period (and possibly lapse). A partial
                                                                                     surrender will reduce the policy value, will
                                                                                     reduce the death benefit and may terminate
                                                                                     any of the NLG options.

                              You take a loan against your policy.              -    Taking a loan increases the risk that your
                                                                                     policy will lapse, will have a permanent
                                                                                     effect on the policy value, will reduce the
                                                                                     death benefit and may terminate any of the
                                                                                     NLG options.

                              Your policy can lapse due to poor                 -    Your policy could lapse due to adverse
                              investment performance.                                investment experience if neither the Minimum
                                                                                     Initial Guarantee Period nor any of the NLG
                                                                                     options are in effect and you do not pay
                                                                                     premium needed to maintain coverage.

EXCHANGE / REPLACEMENT        You drop another policy to buy this one.          -    You may pay surrender charges on the policy
  RISK                                                                               you drop.

                                                                                -    This policy has surrender charges which may
                                                                                     extend beyond those in the policy you drop

                                                                                -    You will be subject to new incontestability
                                                                                     and suicide periods.

                                                                                -    You may be in a higher insurance risk rating
                                                                                     category now and you may pay higher premiums.

                              You use cash values or dividends from             -    If you borrow from another policy to buy this
                              another policy to buy this one.                        one, the loan reduces the death benefit on
                                                                                     the other policy. If you fail to repay the
                                                                                     loan and accrued interest, you could lose the
                                                                                     other coverage and you may be subject to
                                                                                     income tax if the policy ends with a loan
                                                                                     against it.

                                                                                -    The exchange may have adverse tax
                                                                                     consequences.

TAX RISK                      Congress may change current tax law at            -    You could lose any or all of the specific
                              any time.                                              federal income tax attributes and benefits of
                                                                                     life insurance policies including
                              The Internal Revenue Service (IRS) may                 tax-deferred accrual of cash values and
                              change how it interprets tax law.                      income tax free death benefits.

                              The policy fails to qualify as life               -    Increases in cash value are taxable as
                              insurance for federal income tax                       ordinary income. Your beneficiary may have to
                              purposes.                                              pay income tax on part of the death benefit.

                              Certain changes you make to the policy            -    Cash values taken from or assigned under a
                              may cause it to become a "modified                     modified endowment contract before the
                              endowment contract" for federal income                 owner's age 59 1/2 will be subject to a 10%
                              tax purposes.                                          penalty tax in most cases in addition to
                                                                                     federal income taxes.

                              The IRS determines that you, not the              -    You may be taxed on the income of each
                              Variable Account, are the owner of the                 subaccount to the extent of your investment.
                              fund shares held by our Variable
                              Account.

                              You buy this policy to fund a                     -    The tax-deferred accrual of cash values
                              tax-deferred retirement plan.                          provided by the policy is unnecessary because
                                                                                     tax deferral is provided by the tax-deferred
                                                                                     retirement plan.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


TRANSACTION FEES

                                                                                         AMOUNT DEDUCTED
CHARGE                            WHEN CHARGE IS DEDUCTED                     VUL IV                         VUL IV - ES
PREMIUM EXPENSE CHARGE         When you pay premium.            5% of each premium payment.            5% of each premium payment.

SURRENDER CHARGE*              When you surrender your policy   RATE PER $1,000 OF INITIAL SPECIFIED   RATE PER $1,000 OF INITIAL
                               for its full cash surrender      AMOUNT:                                SPECIFIED AMOUNT:
                               value, or the policy lapses,
                               during the first ten years and   MINIMUM:  $5.11 -- Female, Standard,   MINIMUM:  $5.11 -- Female,
                               for ten years after requesting   Age 1                                  Standard, Age 1
                               an increase in the specified
                               amount.                          MAXIMUM:  $47.51 -- Male, Smoker, Age  MAXIMUM:  $47.51 -- Male,
                                                                85                                     Smoker, Age 85

                                                                REPRESENTATIVE INSURED:  $10.42 --     REPRESENTATIVE INSURED:
                                                                Male, Preferred Nonsmoker, Age 40      $10.42 -- Male, Preferred
                                                                                                       Nonsmoker, Age 40

PARTIAL SURRENDER FEE          When you surrender part of the   The lesser of:                         The lesser of:
                               value of your policy.            -   $25; or                            -   $25; or
                                                                -   2% of the amount                   -   2% of the amount
                                                                    surrendered.                           surrendered.

TRANSFER CHARGE                Upon transfer, if we impose a    MAXIMUM: Up to $25 per                 MAXIMUM: Up to $25 per
                               limit of five transfers per      transfer in excess of five.            transfer in excess of five.
                               year by mail or phone per
                               policy year                      CURRENT: No charge.                    CURRENT: No charge.

ACCELERATED BENEFIT RIDER FOR  Upon payment of                  GUARANTEED: The greater of             GUARANTEED: The greater of
TERMINAL ILLNESS CHARGE        Accelerated Benefit.             $300 or 1% of the Initial              $300 or 1% of the Initial
                                                                Accelerated Benefit  per               Accelerated Benefit  per
                                                                payment.                               payment.

                                                                CURRENT: $0 per payment.               CURRENT: $0 per payment.

FEES FOR EXPRESS MAIL AND      When we pay policy proceeds by   -   $15 -- United States               -   $15 -- United States
WIRE TRANSFERS OF LOAN         express mail or wire transfer.
PAYMENTS AND SURRENDERS                                         -   $30 -- International               -   $30 -- International


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES


                                                                                         AMOUNT DEDUCTED
CHARGE                            WHEN CHARGE IS DEDUCTED                     VUL IV                         VUL IV - ES
COST OF INSURANCE CHARGES*    Monthly.                       MONTHLY RATE PER $1,000 OF NET         MONTHLY RATE PER $1,000 OF NET
                                                             AMOUNT AT RISK:                        AMOUNT AT RISK:

                                                             MINIMUM:  $.06 -- Female, Standard,    MINIMUM:  $.06 -- Female,
                                                             Age 10, Duration 1                     Standard, Age 10, Duration 1

                                                             MAXIMUM:  $83.33 -- Male, Smoker,      MAXIMUM:  $83.33 -- Male,
                                                             Attained Insurance Age 99              Smoker, Attained Insurance Age
                                                                                                    99

                                                             REPRESENTATIVE INSURED:  $.20 --       REPRESENTATIVE INSURED:  $.20
                                                             Male, Preferred Nonsmoker, Age 40,     -- Male, Preferred Nonsmoker,
                                                             Duration 1                             Age 40, Duration 1

POLICY FEE                    Monthly.                       GUARANTEED:  $7.50 per month.          GUARANTEED:  $7.50 per month.

                                                             CURRENT:                               CURRENT: $0 per month.
                                                             $7.50 per month for initial
                                                             specified amounts below $250,000;
                                                             and $0 per month for initial
                                                             specified amounts of $250,000 and
                                                             above.

MORTALITY AND EXPENSE         Daily.                         GUARANTEED:                            GUARANTEED:
RISK CHARGE                                                  .90% of the average                    .90% of the average daily net
                                                             daily net asset value of the           asset value of the subaccounts
                                                             subaccounts for all policy years.      for all policy years.

                                                             CURRENT:                               CURRENT:
                                                             -   .90% for policy years 1-10;        -   .90% for policy years 1-10;
                                                             -   .45% for policy years 11-20; and   -   .30% for policy years 11-20;
                                                                                                    and
                                                             -   .30% for policy years 21  and      -   .20% for policy years 21 and
                                                                 after.                                 after.

INTEREST RATE ON LOANS        Charged daily and due at the   GUARANTEED:                            GUARANTEED:
                              end of the policy year.        6% per year                            6% per year

                                                             CURRENT:                               CURRENT:

                                                             -   6% for policy years 1-10;          -   6% for policy years 1-10;

                                                             -   4% for policy years 11+.           -   4% for policy years 11+.

INTEREST RATE ON PAYMENTS     Annually, payable at the end   GUARANTEED:
UNDER ACCELERATED BENEFIT     of each policy year.           -    As set forth immediately above for that part of the Accelerated
RIDER FOR TERMINAL ILLNESS                                        Benefit which does not exceed the policy value available for loan
(ABRTI)                                                           when an Accelerated Benefit is requested.

                                                             -    For that part of an Accelerated Benefit which exceeds the policy value available for loan when the Accelerated Benefit is
                                                                  requested, the greater of the current yield on 90 day Treasury bills or the current maximum statutory adjustable policy loan interest rate expressed as an annual effective rate.


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                                         AMOUNT DEDUCTED
CHARGE                            WHEN CHARGE IS DEDUCTED                     VUL IV                         VUL IV - ES
ACCIDENTAL DEATH BENEFIT      Monthly.                       MONTHLY RATE PER $1,000 OF             MONTHLY RATE PER $1,000 OF
RIDER (ADB)*                                                 ACCIDENTAL DEATH BENEFIT AMOUNT:       ACCIDENTAL DEATH BENEFIT AMOUNT:

                                                             MINIMUM:                               MINIMUM:
                                                             $.04 -- Female, Age 5                  $.04-- Female, Age 5

                                                             MAXIMUM:                               MAXIMUM:
                                                             $.16 -- Male, Age 69                   $.16-- Male, Age 69

                                                             REPRESENTATIVE INSURED:                REPRESENTATIVE INSURED:
                                                             $.08 -- Male, Preferred                $.08 -- Male, Preferred
                                                             Nonsmoker, Age 40                      Nonsmoker, Age 40

AUTOMATIC INCREASE            No charge.                     No charge for this rider, however,     No charge for this rider,
BENEFIT RIDER (AIB)                                          the additional insurance added by      however, the additional
                                                             the rider is subject to monthly cost   insurance added by the rider
                                                             of insurance charges.                  is subject to monthly cost of
                                                                                                    insurance charges.

BASE INSURED RIDER (BIR)*     Monthly.                       MONTHLY RATE PER $1,000 OF BASE        MONTHLY RATE PER $1,000 OF
                                                             INSURED RIDER SPECIFIED AMOUNT:        BASE INSURED RIDER SPECIFIED
                                                                                                    AMOUNT:

                                                             MINIMUM:                               MINIMUM:
                                                             $.06 -- Female, Standard, Age 10       $.06 -- Female, Standard, Age 10

                                                             MAXIMUM:                               MAXIMUM:
                                                             $83.33 -- Male, Smoker, Age 99         $83.33 -- Male, Smoker, Age 99

                                                             REPRESENTATIVE INSURED:                REPRESENTATIVE INSURED:
                                                             $.20 -- Male, Preferred                $.20 -- Male, Preferred
                                                             Nonsmoker, Age 40                      Nonsmoker, Age 40

CHILDREN'S INSURANCE RIDER    Monthly.                       MONTHLY RATE PER $1,000 OF  CIR        MONTHLY RATE PER $1,000 OF
(CIR)                                                        SPECIFIED AMOUNT:                      CIR SPECIFIED AMOUNT:
                                                             $.58                                   $.58

OTHER INSURED RIDER (OIR)*    Monthly.                       MONTHLY RATE PER $1,000 OF  OIR        MONTHLY RATE PER $1,000 OF
                                                             SPECIFIED AMOUNT:                      OIR SPECIFIED AMOUNT:

                                                             MINIMUM:                               MINIMUM:
                                                             $.06-- Female, Standard, Age 10        $.06-- Female, Standard, Age 10

                                                             MAXIMUM:                               MAXIMUM:
                                                             $83.33 -- Male, Smoker, Age 99         $83.33 -- Male, Smoker, Age 99

                                                             REPRESENTATIVE INSURED:                REPRESENTATIVE INSURED:
                                                             $.20 -- Male, Preferred                $.20 -- Male, Preferred
                                                             Nonsmoker, Age 40                      Nonsmoker, Age 40

WAIVER OF MONTHLY             Monthly.                       MONTHLY RATE PER $1,000 OF NET         MONTHLY RATE PER $1,000 OF NET
DEDUCTION RIDER (WMD)                                        AMOUNT AT RISK PLUS THE BIR            AMOUNT AT RISK PLUS THE BIR
                                                             SPECIFIED AMOUNT AND THE OIR           SPECIFIED AMOUNT AND THE OIR
                                                             SPECIFIED AMOUNTS IF APPLICABLE:       SPECIFIED AMOUNTS IF
                                                                                                    APPLICABLE:

                                                             MINIMUM:                               MINIMUM:
                                                             $.01-- Female, Standard, Age 5         $.01-- Female, Standard, Age 5

                                                             MAXIMUM:                               MAXIMUM:
                                                             $.28-- Male, Smoker, Age 59            $.28-- Male, Smoker, Age 59

                                                             REPRESENTATIVE INSURED:                REPRESENTATIVE INSURED:
                                                             $.02 -- Male, Preferred                $.02 -- Male, Preferred
                                                             Nonsmoker, Age 40                      Nonsmoker, Age 40


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                         MINIMUM                       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements                 .69%                         3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                    GROSS TOTAL
                                                                       MANAGEMENT       12b-1         OTHER            ANNUAL
                                                                          FEES           FEES        EXPENSES         EXPENSES
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                            .53%           .13%           .13%           .79%(1)
      Bond Fund                                                           .60            .13            .07            .80(1)
      Capital Resource Fund                                               .62            .13            .05            .80(1)
      Cash Management Fund                                                .51            .13            .05            .69(1)
      Diversified Equity Income Fund                                      .56            .13            .18            .87(1)
      Emerging Markets Fund                                              1.18            .13           1.05           2.36(2)
      Equity Select Fund                                                  .69            .13            .57           1.39(2)
      Extra Income Fund                                                   .62            .13            .08            .83(1)
      Federal Income Fund                                                 .61            .13            .09            .83(1)
      Global Bond Fund                                                    .84            .13            .11           1.08(1)
      Growth Fund                                                         .56            .13            .12            .81(1)
      International Fund                                                  .84            .13            .10           1.07(1)
      Managed Fund                                                        .60            .13            .04            .77(1)
      NEW DIMENSIONS FUND(R)                                              .61            .13            .05            .79(1)
      Partners Small Cap Value Fund                                      1.03            .13            .32           1.48(1)
      S&P 500 Index Fund                                                  .29            .13            .40            .82(2)
      Small Cap Advantage Fund                                            .73            .13            .25           1.11(1)
      Stock Fund                                                          .56            .13           1.75           2.44(2)
      Strategy Aggressive Fund                                            .62            .13            .06            .81(1)
AIM V.I
      Capital Appreciation Fund, Series II Shares                         .61            .25            .24           1.10(3)
      Capital Development Fund, Series II Shares                          .75            .25            .39           1.39(3)
AllianceBernstein Variable Products Series Fund, Inc.
      AllianceBernstein Growth and Income Portfolio (Class B)             .63            .25            .05            .93(4)
      AllianceBernstein International Value Portfolio (Class B)          1.00            .25           1.22           2.47(5)
American Century(R) Variable Portfolios, Inc.
      VP International, Class II                                         1.20            .25             --           1.45(6)
      VP Value, Class II                                                  .85            .25             --           1.10(6)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                           .70             --            .21            .91(7)
Evergreen VA
      Capital Growth Fund - Class 2                                       .80            .25            .22           1.27(8)


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                    GROSS TOTAL
                                                                       MANAGEMENT       12b-1         OTHER            ANNUAL
                                                                          FEES           FEES        EXPENSES         EXPENSES
Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2                           .48%           .25%           .12%           .85%(4)
      Mid Cap Portfolio Service Class 2                                   .58            .25            .12            .95(4)
      Overseas Portfolio Service Class 2                                  .73            .25            .18           1.16(4)
FTVIPT
      Franklin Real Estate Fund - Class 2                                 .53            .25            .04            .82(9),(10)
      Franklin Small Cap Value Securities Fund - Class 2                  .59            .25            .20           1.04(10),(11)
      Mutual Shares Securities Fund - Class 2                             .60            .25            .21           1.06(10),(11)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                           .70             --            .16            .86(12)
      Mid Cap Value Fund                                                  .80             --            .13            .93(12)
INVESCO VIF
      Dynamics Fund                                                       .75             --            .37           1.12(13),(14)
      Financial Services Fund                                             .75             --            .34           1.09(13),(14)
      Technology Fund                                                     .75             --            .36           1.11(13),(14)
      Telecommunications Fund                                             .75             --            .47           1.22(13),(14)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                         .65            .25            .07            .97(15)
      International Growth Portfolio: Service Shares                      .65            .25            .09            .99(15)
Lazard Retirement Series
      International Equity Portfolio                                      .75            .25            .65           1.65(16)
MFS(R)
      Investors Growth Stock Series - Service Class                       .75            .25            .13           1.13(17),(18)
      New Discovery Series - Service Class                                .90            .25            .15           1.30(17),(18)
      Utilities Series - Service Class                                    .75            .25            .19           1.19(17),(18)
Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares               .65            .25            .17           1.07(19)
      Pioneer Europe VCT Portfolio - Class II Shares                     1.00            .25           1.41           2.66(19)
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                    .70            .25            .13           1.08(4)
      Putnam VT International Equity Fund - Class IB Shares               .77            .25            .22           1.24(4)
      (previously Putnam VT International Growth Fund - Class
       IB Shares)
      Putnam VT Vista Fund - Class IB Shares                              .64            .25            .10            .99(4)
Strong Funds
      Strong Opportunity Fund II - Advisor Class                          .75            .25            .39           1.39(20)
Wanger
      International Small Cap                                            1.24             --            .23           1.47(21)
      U.S. Smaller Companies                                              .94             --            .11           1.05(21)
Wells Fargo VT
      Asset Allocation Fund                                               .55            .25            .23           1.03(22)
      International Equity Fund                                           .75            .25           2.14           3.14(22)
      Small Cap Growth Fund                                               .75            .25            .33           1.33(22)


We have entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.


(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 1.10% for AXP(R) Variable Portfolio - Equity Select Fund, 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 1.10% for AXP(R) Variable Portfolio - Stock Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.


(5) From 1/1/02 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund was capped at 1.45%. After such waivers, "Management fees," "Other expenses," and "Gross total annual expenses" would be 0.71%, 0.32% and 1.44%.


(6) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(8) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(12) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(13) The Fund's actual "Other expenses" and "Gross total annual expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(14) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors.

(15) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.


(16) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.


(17) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(18) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.

(19) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2002 before fee waivers and expense reimbursements. The expenses reflect the contractual expense limitation in effect through Dec. 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. After the expense limitation Management fees would have been 0.20%.

(20) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's other expenses. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.38% and 1.38% for Strong Opportunity Fund II - Advisor Class.

(21) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.


(22) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund and 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges primarily compensate us for:

-    providing the insurance benefits of the policy;

-    issuing the policy;

-    administering the policy;

-    assuming certain risks in connection with the policy; and

-    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. It also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary and some states may not impose any tax on premiums we receive.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.   the cost of insurance for the policy month;

2.   the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if any of the NLG options are in effect or the Minimum Initial Guarantee Period is in effect and the premium payment requirements have been met. (See "No Lapse Guarantees," "Minimum Initial Guarantee Period," "Grace Period" and "Reinstatement.")


COMPONENTS OF THE MONTHLY DEDUCTION

1. COST OF INSURANCE: primarily, this is the cost of providing the death benefit under your policy. It depends on:

-    the amount of the death benefit;

-    the policy value; and

-    the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a X (b - c)] + d where:


     (a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's insurance age, duration, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.


          We set the rates based on our expectations as to future mortality experience. Our current monthly cost of insurance rates are less than the maximum monthly cost of insurance rates guaranteed in the policy. We reserve the right to change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


     (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

     (c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders with the exception of the WMD as it applies to the base policy.


     (d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.


2. POLICY FEE: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL IV; $0 per month for VUL IV - ES. This charge primarily reimburses us for expenses associated with issuing the policy, such as processing the application (mostly underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.


The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for preferred nonsmoker rates. We assume the specified amount to be $250,000 for VUL IV. For VUL IV - ES, we assume the specified amount to be $1,300,000.



LAPSE OR SURRENDER             MAXIMUM SURRENDER CHARGE FOR:
AT BEGINNING OF YEAR               VUL IV         VUL IV - ES
        1                     $  2,605.00         $ 13,546.00
        2                        2,605.00           13,546.00
        3                        2,605.00           13,546.00
        4                        2,605.00           13,546.00
        5                        2,605.00           13,546.00
        6                        2,605.00           13,546.00
        7                        2,084.00           10,836.80
        8                        1,563.00            8,127.60
        9                        1,042.00            5,418.40
       10                          521.00            2,709.20
       11                               0                   0



From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MORTALITY AND EXPENSE RISK CHARGE


We deduct this charge from the subaccounts. It is equal, on an annual basis, to ..90% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals .45% for VUL IV and .30% for VUL IV - ES. For years 21 and after, this charge equals .30% for VUL IV and .20% for VUL IV - ES. We reserve the right to charge up to .90% for both VUL IV and VUL IV - ES for all policy years. Computed daily, the charge primarily compensates us for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any corporate purpose including, among others, payment of sales and distribution expenses.

TRANSFER CHARGE


We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.


ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-    cost of insurance charges;

-    surrender charges;

-    cost of optional insurance benefits;

-    policy fees;

-    mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES


We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York conducts a substantially identical business in New York.

We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

THE VARIABLE ACCOUNT


The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

THE FUNDS

You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER
FBC             AXP(R) Variable Portfolio -       Objective: long-term total return       IDS Life, adviser; American
                Blue Chip Advantage Fund          exceeding that of the U.S. stock        Express Financial Corporation
                                                  market. Invests primarily in blue       (AEFC), subadivser.
                                                  chip stocks. Blue chip stocks are
                                                  issued by companies with a market
                                                  capitalization of at least $1
                                                  billion, an established management,
                                                  a history of consistent earnings and
                                                  a leading position within their
                                                  respective industries.

FBD             AXP(R) Variable Portfolio -       Objective: high level of current        IDS Life, adviser; AEFC,
                Bond Fund                         income while conserving the value of    subadivser.
                                                  the investment and continuing a high
                                                  level of income for the longest time
                (effective 6/27/03                period. Invests primarily in bonds
                AXP(R) Variable                   and other debt obligations.
                Portfolio - Bond Fund will
                change to AXP(R) Variable
                Portfolio - Diversified Bond
                Fund)

FCR             AXP(R) Variable Portfolio -       Objective: capital appreciation.        IDS Life, adviser; AEFC,
                Capital Resource Fund             Invests primarily in U.S. common        subadivser.
                                                  stocks and other securities
                                                  convertible into common stocks.

FCM             AXP(R) Variable Portfolio -       Objective: maximum current income       IDS Life, adviser; AEFC,
                Cash Management Fund              consistent with liquidity and           subadivser.
                                                  stability of principal. Invests
                                                  primarily in money market securities.

FDE             AXP(R) Variable Portfolio -       Objective: high level of current        IDS Life, adviser; AEFC,
                Diversified Equity Income Fund    income and, as a secondary goal,        subadivser.
                                                  steady growth of capital. Invests
                                                  primarily in dividend-paying common
                                                  and preferred stocks.

FEM             AXP(R) Variable Portfolio -       Objective: long-term capital growth.    IDS Life, adviser; AEFC,
                Emerging Markets Fund             Invests primarily in equity             subadivser; American Express
                                                  securities of companies in emerging     Asset Management
                                                  market countries.                       International, Inc.,  a
                                                                                          wholly-owned subsidiary of
                                                                                          AEFC, subadviser.

FES             AXP(R) Variable Portfolio -       Objective: growth of capital.           IDS Life, adviser; AEFC,
                Equity Select Fund                Invests primarily in equity             subadivser.
                                                  securities of medium-sized companies.

FEX             AXP(R) Variable Portfolio -       Objective: high current income, with    IDS Life, adviser; AEFC, subadivser.
                Extra Income Fund                 capital growth as a secondary
                                                  objective. Invests primarily in
                                                  high-yielding, high-risk corporate
                (effective                        bonds (junk bonds) issued by U.S.
                6/27/03 AXP(R) Variable           and foreign companies and  governments.
                Portfolio - Extra Income Fund
                will change to AXP(R) Variable
                Portfolio - High Yield Bond
                Fund)


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER
FFI             AXP(R) Variable Portfolio -       Objective: a high level of current      IDS Life, adviser; AEFC,
                Federal Income Fund               income and safety of principal          subadivser.
                                                  consistent with an investment in
                (effective 6/27/03 AXP(R)         U.S. government and government
                Variable Portfolio - Federal      agency securities. Invests primarily
                Income Fund will change to        in debt obligations issued or
                AXP(R) Variable Portfolio -       guaranteed as to principal and
                Short Term  U.S. Government       interest by the U.S. government, its
                Fund)                             agencies or instrumentalities.

FGB             AXP(R) Variable Portfolio -       Objective: high total return through    IDS Life, adviser; AEFC,
                Global Bond Fund                  income and growth of capital.           subadivser.
                                                  Non-diversified mutual fund that
                                                  invests primarily in debt
                                                  obligations of U.S. and foreign
                                                  issuers.

FGR             AXP(R) Variable Portfolio -       Objective: long-term capital growth.    IDS Life, adviser; AEFC,
                Growth Fund                       Invests primarily in common stocks      subadivser.
                                                  and securities convertible
                                                  into common stocks that appear
                                                  to offer growth opportunities.

FIE             AXP(R) Variable Portfolio -       Objective: capital appreciation.        IDS Life, adviser; AEFC,
                International Fund                Invests primarily in common stocks      subadivser; American Express
                                                  or convertible securities of foreign    Asset Management
                                                  issuers that offer strong growth        International, Inc.,  a
                                                  potential.                              wholly-owned subsidiary of
                                                                                          AEFC, subadviser.

FMF             AXP(R) Variable Portfolio -       Objective: maximum total investment     IDS Life, adviser; AEFC,
                Managed Fund                      return through a combination of         subadivser.
                                                  capital growth and current
                                                  income. Invests primarily in a
                                                  combination of common and
                                                  preferred stocks, convertible
                                                  securities, bonds and other
                                                  debt securities.

FND             AXP(R) Variable Portfolio - NEW   Objective: long-term growth of          IDS Life, adviser; AEFC,
                DIMENSIONS FUND(R)                capital. Invests primarily in common    subadivser.
                                                  stocks showing potential for
                                                  significant growth.

FPS             AXP(R) Variable Portfolio -       Objective: long-term capital            IDS Life, adviser; AEFC,
                Partners Small Cap  Value Fund    appreciation.  Non-diversified fund     subadivser; Royce &
                                                  that invests primarily in equity        Associates, LLC., Third Avenue
                                                  securities.                             Management LLC and National
                                                                                          City Investment Company,
                                                                                          subadvisers.

FIV             AXP(R) Variable Portfolio - S&P   Objective: long-term capital            IDS Life, adviser; AEFC,
                500 Index Fund                    appreciation.  Non-diversified fund     subadivser.
                                                  that invests primarily in
                                                  securities that are expected
                                                  to provide investment results
                                                  that correspond to the
                                                  performance of the S&P 500(R)
                                                  Index.

FSM             AXP(R) Variable Portfolio -       Objective: long-term capital growth.    IDS Life, adviser; AEFC,
                Small Cap Advantage Fund          Invests primarily in equity stocks      subadivser; Kenwood Capital
                                                  of small companies that are often       Management LLC, subadviser.
                                                  included in the Russell 2000 Index
                                                  and/or have market capitalization
                                                  under $2 billion.

FST             AXP(R) Variable Portfolio -       Objective: current income and growth    IDS Life, adviser; AEFC,
                Stock Fund                        of capital. Invests primarily in        subadivser.
                                                  common stocks and securities
                                                  convertible into common stock.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER
FSA             AXP(R) Variable Portfolio -       Objective: capital appreciation.        IDS Life, adviser; AEFC,
                Strategy Aggressive Fund          Invests primarily in equity             subadivser.
                                                  securities of growth companies.

FAC             AIM V.I. Capital Appreciation     Objective: growth of capital.           A I M Advisors, Inc.
                Fund, Series II Shares            Invests principally in common stocks
                                                  of companies likely to benefit
                                                  from new or innovative
                                                  products, services or
                                                  processes as well as those
                                                  with above-average long-term
                                                  growth and excellent prospects
                                                  for future growth. The Fund
                                                  may invest up to 25% of its
                                                  assets in foreign securities.

FAD             AIM V.I. Capital Development      Objective: long-term growth of          A I M Advisors, Inc.
                Fund, Series II Shares            capital. Invests primarily in
                                                  securities (including common
                                                  stocks, convertible securities
                                                  and bonds) of small- and
                                                  medium-sized companies. The
                                                  Fund may invest up to 25% of
                                                  its assets in foreign
                                                  securities.

FAL             AllianceBernstein VP Growth       Objective: reasonable current income    Alliance Capital Management,
                and Income Portfolio (Class B)    and reasonable appreciation. Invests    L.P.
                                                  primarily in dividend-paying common
                (previously Alliance VP           stocks of good quality.
                Growth and Income Portfolio
                (Class B))

FAB             AllianceBernstein VP              Objective: long-term growth of          Alliance Capital Management,
                International Value Portfolio     capital. Invests primarily in a         L.P.
                (Class B)                         diversified portfolio of foreign
                                                  equity securities.
                (previously Alliance VP
                International Value Portfolio
                (Class B))

FAI             American Century(R) VP            Objective: long-term capital growth.    American Century Investment
                International, Class II           Invests primarily in stocks of          Management, Inc.
                                                  growing foreign companies in
                                                  developed countries.

FAV             American Century(R) VP Value,     Objective: long-term capital growth,    American Century Investment
                Class II                          with income as a secondary              Management, Inc.
                                                  objective. Invests primarily in
                                                  stocks of companies that management
                                                  believes to be undervalued at the
                                                  time of purchase.

FSB             Calvert Variable Series, Inc.     Objective: income and capital           Calvert Asset Management
                Social Balanced Portfolio         growth. Invests primarily in stocks,    Company, Inc. (CAMCO),
                                                  bonds and money market instruments      investment adviser. SsgA Funds
                                                  which offer income and capital          Management, Inc. and Brown
                                                  growth opportunity and which satisfy    Capital Management are the
                                                  the investment and social criteria.     investment subadvisers.

FCG             Evergreen VA  Capital Growth      Objective: long-term capital growth.    Evergreen Investment
                Fund - Class 2                    The Fund seeks to achieve its goal      Management Company, LLC;
                                                  by investing primarily in common        Pilgrim Baxter & Associates,
                                                  stocks of large U.S. companies,         Ltd, is the sub-investment
                                                  which the portfolio managers believe    adviser.
                                                  have the potential for capital
                                                  growth over the intermediate - and
                                                  long-term.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE   IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER
FFG             Fidelity(R) VIP Growth &          Objective: seeks high total return      Fidelity Management & Research
                Income Portfolio Service          through a combination of current        Company (FMR), investment
                Class 2                           income and capital appreciation.        manager; FMR U.K., FMR Far
                                                  Normally invests a majority of          East, sub-investment advisers.
                                                  assets in common stocks of foreign
                                                  and domestic issuers with a focus on
                                                  those that pay current dividends and
                                                  show potential for capital
                                                  appreciation. May invest in bonds,
                                                  including lower-quality debt
                                                  securities, as well as stocks that
                                                  are not currently paying dividends,
                                                  but offer prospects for future
                                                  income or capital appreciation.

FFM             Fidelity(R) VIP Mid Cap           Objective: seeks long-term growth of    FMR, investment manager;  FMR
                Portfolio Service Class 2         capital. Normally invests at least      U.K., FMR Far East,
                                                  80% of assets in securities of          sub-investment advisers.
                                                  foreign and domestic companies with
                                                  medium market capitalization common
                                                  stocks. Invests in growth or value
                                                  common stocks. May invest in
                                                  companies with smaller or larger
                                                  market capitalizations.

FFO             Fidelity(R) VIP Overseas          Objective: seeks long-term growth of    FMR, investment manger;  FMR
                Portfolio Service Class 2         capital. Normally invests primarily     U.K., FMR Far East, Fidelity
                                                  in common stocks of foreign             International Investment
                                                  securities. Normally invests at         Advisors (FIIA) and FIIA U.K.,
                                                  least 80% of assets in non-U.S.         sub-investment advisers.
                                                  securities.

FRE             FTVIPT Franklin Real Estate       Objective: seeks capital                Franklin Advisers, Inc.
                Fund - Class 2                    appreciation, with current income as
                                                  a secondary goal. The Fund
                                                  normally invests at least 80%
                                                  of its net assets in
                                                  investments of companies
                                                  operating in the real estate
                                                  sector. The Fund invests
                                                  primarily in equity real
                                                  estate investment trusts
                                                  (REITs).

FSV             FTVIPT Franklin Small Cap         Objective: seeks long-term total        Franklin Advisory Services, LLC
                Value Securities Fund -           return. The Fund normally invests at
                Class 2                           least 80% of its net assets in
                                                  investments of small
                                                  capitalization companies. For
                                                  this Fund, small cap companies
                                                  are those with market cap
                                                  values not exceeding $2.5
                                                  billion, at the time of
                                                  purchase. The Fund's manager
                                                  invests in small companies
                                                  that it believes are
                                                  undervalued.

FMS             FTVIPT Mutual Shares              Objective: seeks capital                Franklin Mutual Advisers, LLC
                Securities Fund - Class 2         appreciation, with income as a
                                                  secondary goal. The Fund
                                                  normally invests mainly in
                                                  U.S. equity securities that
                                                  the Fund's manager believes
                                                  are available at market prices
                                                  less than their intrinsic
                                                  value on certain recognized or
                                                  objective criteria, including
                                                  undervalued stocks,
                                                  restructuring companies and
                                                  distressed companies.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER
FUE             Goldman Sachs VIT CORE(SM) U.S.   Objective: The Goldman Sachs VIT        Goldman Sachs Asset
                Equity Fund                       CORE U.S. Equity Fund seeks             Management, L.P.
                                                  long-term growth of capital and
                CORE(SM) is a service mark of     dividend income. The Fund invests,
                Goldman, Sachs & Co.              under normal circumstances, at
                                                  least 90% of its total assets
                                                  (not including securities
                                                  lending collateral and any
                                                  investment of that collateral)
                                                  measured at time of purchase
                                                  in a broadly diversified
                                                  portfolio of large-cap and
                                                  blue chip equity investments
                                                  representing all major sectors
                                                  of the U.S. economy.

FMC             Goldman Sachs VIT Mid Cap         Objective: The Goldman Sachs VIT Mid    Goldman Sachs Asset
                Value Fund                        Cap Value Fund seeks long-term          Management, L.P.
                                                  capital appreciation. The Fund
                                                  invests, under normal
                                                  circumstances, at least 80% of
                                                  its net assets plus any
                                                  borrowing for investment
                                                  purposes (measured at time of
                                                  purchase) in a diversified
                                                  portfolio of equity
                                                  investments in
                                                  mid-capitalization issuers
                                                  within the range of the market
                                                  capitalization of companies
                                                  constituting the Russell
                                                  Midcap Value Index at the time
                                                  of investment.

FID             INVESCO VIF -  Dynamics Fund      Objective: long-term growth of          INVESCO Funds Group, Inc.
                                                  capital. Invests primarily in common
                                                  stocks of mid-sized companies--
                                                  companies included in the Russell
                                                  Midcap(R) Growth Index at the time of
                                                  purchase, or if not included in that
                                                  Index, those with market
                                                  capitalizations between $2.5 billion
                                                  and $15 billion at the time of
                                                  purchase. The Fund also has the
                                                  flexibility to invest in other types
                                                  of securities, including preferred
                                                  stocks, convertible securities and
                                                  bonds.

FFS             INVESCO VIF -  Financial          Objective: long-term growth of          INVESCO Funds Group, Inc.
                Services Fund                     capital. Aggressively managed.
                                                  Invests at least 80% of its
                                                  assets in the equity
                                                  securities and equity-related
                                                  instruments of companies
                                                  involved in the financial
                                                  services sector. These
                                                  companies include, but are not
                                                  limited to, banks, insurance
                                                  companies, investment and
                                                  miscellaneous industries
                                                  (asset managers, brokerage
                                                  firms, and government-sponsored
                                                  agencies and suppliers to financial
                                                  services companies).

FTC             INVESCO VIF -  Technology Fund    Objective: long-term growth of          INVESCO Funds Group, Inc.
                                                  capital. The Fund is aggressively
                                                  managed. Invests at least 80% of its
                                                  assets in equity securities and
                                                  equity-related instruments of
                                                  companies engaged in
                                                  technology-related industries. These
                                                  include, but are not limited to,
                                                  various applied technologies,
                                                  hardware, software, semiconductors,
                                                  telecommunications equipment and
                                                  services, and service-related
                                                  companies in information technology.
                                                  Many of these products and services
                                                  are subject to rapid obsolescence,
                                                  which may lower the market value of
                                                  securities of the companies in this
                                                  sector.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER
FTL             INVESCO VIF -                     Objective: long-term growth of          INVESCO Funds Group, Inc.
                Telecommunications Fund           capital. Current income is a
                                                  secondary objective. The Fund
                                                  is aggressively managed.
                                                  Invests at least 80% of its
                                                  assets in equity securities
                                                  and equity-related instruments
                                                  of companies involved in the
                                                  design, development
                                                  manufacture, distribution or
                                                  sale of communications
                                                  services and equipment, and
                                                  companies that are involved in
                                                  supplying equipment or
                                                  services to such companies.
                                                  The telecommunications sector
                                                  includes, but is not limited
                                                  to companies that offer
                                                  telephone services, wireless
                                                  communications, satellite
                                                  communications, television and
                                                  movie programming,
                                                  broadcasting and Internet
                                                  access. Many of these products
                                                  and services are subject to
                                                  rapid obsolescence, which may
                                                  lower the market value of
                                                  securities of the companies in
                                                  this sector.

FGT             Janus Aspen Series Global         Objective: long-term growth of          Janus Capital
                Technology Portfolio:             capital.  Non-diversified mutual
                Service Shares                    fund that invests, under normal
                                                  circumstances, at least 80% of
                                                  its net assets in securities
                                                  of companies that the
                                                  portfolio manager believes
                                                  will benefit significantly
                                                  from advances or improvements
                                                  in technology. It implements
                                                  this policy by investing
                                                  primarily in equity securities
                                                  of U.S. and foreign companies
                                                  selected for their
                                                  growth potential.

FIG             Janus Aspen Series                Objective: long-term growth of          Janus Capital
                International Growth              capital. Invests, under normal
                Portfolio: Service Shares         circumstances, at least 80% of its
                                                  net assets in securities of
                                                  issuers from at least five
                                                  different countries, excluding
                                                  the United States. Although
                                                  the Portfolio intends to
                                                  invest substantially all of
                                                  its assets in issuers located
                                                  outside the United States, it
                                                  may at times invest in U.S.
                                                  issuers and under unusual
                                                  circumstances, it may invest
                                                  all of its assets in fewer
                                                  than five countries or even a
                                                  single country.

FIP             Lazard Retirement                 Objective: long-term capital            Lazard Asset Management, LLC
                International Equity Portfolio    appreciation. Invests primarily in
                                                  equity securities, principally
                                                  common stocks, of relatively
                                                  large non-U.S. companies with
                                                  market capitalizations in the
                                                  range of the Morgan Stanley
                                                  Capital International (MSCI)
                                                  Europe, Australia and Far East
                                                  (EAFE(R)) Index that the
                                                  Investment Manager believes
                                                  are undervalued based on their
                                                  earnings, cash flow or asset
                                                  values.

FGW             MFS(R) Investors Growth Stock     Objective: long-term growth of          MFS Investment Management(R)
                Series - Service Class            capital and future income. Invests
                                                  at least 80% of its net assets
                                                  in common stocks and related
                                                  securities of companies which
                                                  MFS(R) believes offer better
                                                  than average prospects for
                                                  long-term growth.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER
FDS             MFS(R) New Discovery Series -     Objective: capital appreciation.        MFS Investment Management(R)
                Service Class                     Invests in at least 65% of its net
                                                  assets in equity securities of
                                                  emerging growth companies.

FUT             MFS(R) Utilities Series -         Objective: capital growth and           MFS Investment Management(R)
                Service Class                     current income. Invests primarily in
                                                  equity and debt securities  of
                                                  domestic and foreign companies in
                                                  the utilities industry.

FPE             Pioneer Equity Income VCT         Objective: current income and           Pioneer Investment Management,
                Portfolio - Class II Shares       long-term growth of capital from a      Inc.
                                                  portfolio consisting primarily
                                                  of income producing equity
                                                  securities of U.S.
                                                  corporations. Invests
                                                  primarily in common stocks,
                                                  preferred stocks and interests
                                                  in real estate investment
                                                  trusts (REITs). Normally, the
                                                  portfolio invests at least 80%
                                                  of its total assets in income
                                                  producing equity securities.
                                                  The remainder of the portfolio
                                                  may be invested in debt
                                                  securities, most of which are
                                                  expected to be convertible
                                                  into common stocks.

FEU             Pioneer Europe VCT Portfolio      Objective: long-term growth of          Pioneer Investment Management,
                - Class II Shares                 capital. Invests primarily in equity    Inc.
                                                  securities of European issuers
                                                  including common stocks,
                                                  preferred stocks, rights,
                                                  depositary receipts, warrants
                                                  and debt securities
                                                  convertible into common stock.
                                                  Normally, the portfolio
                                                  invests 80% of its total
                                                  assets in equity securities of
                                                  European issuers. The
                                                  portfolio may also purchase
                                                  and sell forward foreign
                                                  currency contracts in
                                                  connection with its
                                                  investments.

FHS             Putnam VT Health Sciences         Objective: capital appreciation. The    Putnam Investment Management,
                Fund - Class IB Shares            fund pursues its goal by investing      LLC
                                                  mainly in growth stocks of
                                                  companies in the health
                                                  sciences industries. Under
                                                  normal circumstances, the fund
                                                  invests at least 80% of the
                                                  fund's net assets in
                                                  securities of (a) companies
                                                  that derive at least 50% of
                                                  their assets, revenues or
                                                  profits from the
                                                  pharmaceutical, health care
                                                  services, applied research and
                                                  development and medical
                                                  equipment and supplies
                                                  industries, or (b) companies
                                                  we think have the potential
                                                  for growth as a result of
                                                  their particular products,
                                                  technology, patents or other
                                                  market advantages in the
                                                  health sciences industries.

FPI             Putnam VT International           Objective: capital appreciation. The    Putnam Investment  Management,
                Equity Fund - Class IB            fund pursues its goal by investing      LLC
                Shares                            mainly in common stocks of companies
                                                  outside the United States.
                (previously Putnam VT
                International Growth Fund -
                Class IB Shares)


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER
FVS             Putnam VT Vista Fund - Class      Objective: capital appreciation. The    Putnam Investment Management,
                IB Shares                         fund pursues its goal by investing      LLC
                                                  mainly in common stocks of U.S.
                                                  companies with a focus on growth
                                                  stocks.

FSO             Strong Opportunity Fund II -      Objective: seeks capital growth.        Strong Capital Management, Inc.
                Advisor Class                     Invests primarily in common stocks
                                                  of medium-capitalization
                                                  companies that the Fund's
                                                  managers believe are under
                                                  priced, yet have attractive
                                                  growth prospects.

FIC             Wanger International Small        Objective: long-term growth of          Liberty Wanger Asset
                Cap                               capital. Invests primarily in stocks    Management, L.P.
                                                  of small- and medium-size non-U.S.
                                                  companies with capitalizations of
                                                  less than $2 billion at time of
                                                  purchase.

FSP             Wanger U.S. Smaller Companies     Objective: long-term growth of          Liberty Wanger Asset
                                                  capital. Invests primarily in stocks    Management, L.P.
                                                  of small- and medium-size U.S.
                                                  companies with capitalizations of
                                                  less than $5 billion at time of
                                                  purchase.

FAA             Wells Fargo VT Asset              Objective: long-term total return       Wells Fargo Funds Management,
                Allocation Fund                   consistent with reasonable risk.        LLC, adviser; Wells Capital
                                                  Invests in equity and  fixed-income     Management Incorporated,
                                                  securities in varying proportions,      subadviser.
                                                  with "neutral" target allocation of
                                                  60% equity securities and 40%
                                                  fixed-income securities.  The Fund
                                                  invests its equity portion of assets
                                                  in common stocks to replicate the
                                                  S&P 500(R) Index and its fixed-income
                                                  portion of assets in  U.S. Treasury
                                                  Bonds to replicate the Lehman
                                                  Brothers 20+ Treasury Index. The
                                                  Fund seeks to maintain a 95% or
                                                  better performance correlation with
                                                  the respective indexes.

FWI             Wells Fargo VT International      Objective: total return with an         Wells Fargo Funds Management,
                Equity Fund                       emphasis on  long-term capital          LLC, adviser; Wells Capital
                                                  appreciation. Invests principally in    Management Incorporated,
                                                  equity securities of companies based    subadviser.
                                                  in developed foreign countries or
                                                  emerging markets.

FWS             Wells Fargo VT Small Cap          Objective: long-term capital            Wells Fargo Funds Management,
                Growth Fund                       appreciation. Focus is on companies     LLC, adviser; Wells Capital
                                                  believed to have above-average          Management Incorporated,
                                                  growth potential or that may be         subadviser.
                                                  involved in new or innovative
                                                  products, services and processes.
                                                  Invests principally in securities of
                                                  companies with above-average growth
                                                  potential and whose market
                                                  capitalizations equal to or lower
                                                  than the company with the largest
                                                  market capitalization and falls
                                                  within the range of the Russell 2000
                                                  Index, which is considered a small
                                                  capitalization index.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for the facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if the existing funds become unavailable or, in our judgment, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts.") The fixed account is our general investment account. It includes all assets we own other than those in this variable account and other variable accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.


Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life's home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")


OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.


INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.


The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG options in effect.


You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.


Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG options remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.


Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-  interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional net premiums allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders and partial surrender fees;

-  surrender charges; and/or

-  monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying fund net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of underlying funds;

-  fund operating expenses; and/or

-  mortality and expense risk charges.


WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transactions include:


-  premium payments;

-  loan requests and repayments;

-  surrender requests; and

-  transfers.


Payments or requests we receive after 4:00 p.m. Eastern time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase the policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the Minimum Initial Premium Period as shown in your policy under "Policy Data," if:

- on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

- the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial premium period is five years.

NO LAPSE GUARANTEES (NLG)

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two NLG options:

   NO LAPSE GUARANTEE TO AGE 70 (NLG-70): This option guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).

   The NLG-70 will remain in effect as long as:

   -  the sum of premiums paid; minus

   -  partial surrenders; minus

   -  outstanding indebtedness; equals or exceeds

   -  the NLG-70 premiums due since the policy date.

   The NLG-70 premium is shown in the policy.

   If, on a monthly date, you have not paid enough premiums to keep the NLG-70 in effect, the NLG-70 will terminate. Your policy will also lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-70 may be reinstated within two years of its termination if the policy is in force.

   NO LAPSE GUARANTEE TO AGE 100 (NLG-100): This option guarantees the policy will not lapse before the insured's attained insurance age 100.

   The NLG-100 will remain in effect as long as:

   -  the sum of premiums paid; minus

   -  partial surrenders; minus

   -  outstanding indebtedness; equals or exceeds

   -  the NLG-100 premiums due since the policy date.

   The NLG-100 premium is shown in the policy.

   If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-70 will be in effect. If the NLG-70 and the NLG-100 are not in effect, your policy will lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither of the NLGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-  a written request;

-  evidence satisfactory to us that the insured remains insurable;

-  payment of the premium we specify; and

-  payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG options cannot be reinstated.

We have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


EXCHANGE RIGHT

During the first two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

NOTE FOR CONNECTICUT RESIDENTS:


In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1. this policy is in force; and

2. your request is in writing; and

3. you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both this policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the insured dies.


OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

-  the specified amount minus any indebtedness; or

- a percentage of policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, if death is prior to the insured's attained insurance age 100, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-  the policy value plus the specified amount minus any indebtedness; or

- the percentage of policy value minus any indebtedness described above on the date of the insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES


                                                OPTION 1                OPTION 2
Specified amount                               $ 100,000               $ 100,000
Policy value                                   $   5,000               $   5,000
Death benefit                                  $ 100,000               $ 105,000
Policy value increases to                      $   8,000               $   8,000
Death benefit                                  $ 100,000               $ 108,000
Policy value decreases to                      $   3,000               $   3,000
Death benefit                                  $ 100,000               $ 103,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower. For this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the amount payable is the greater of:

- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.

-  Minimum initial premium.

-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.


An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

-  Charges for certain optional insurance benefits may increase.

-  The minimum initial premium and the NLG premiums will increase.

-  The surrender charge will increase.


At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless any of the NLG options or the minimum initial premium period is in effect.

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

-  Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

- In policy years 2-5, the specified amount remaining after the decrease may not be less than 75% of the initial specified amount.

- In policy years 6-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

EXAMPLE

This example assumes an initial specified amount of $100,000. In policy year 6, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the specified amount after this decrease is $125,000, computed as follows:



   Maximum reduction in INITIAL specified amount in policy year 10:                             $100,000 X .50 = $50,000
   Maximum reduction in INCREASE in specified amount during the fourth policy year of increase: $100,000 X .25 = +25,000
                                                                                                                 -------
   Maximum permitted reduction in current specified amount:                                                      $75,000
   Current specified amount before reduction:                                                                   $200,000
   Minus maximum permitted reduction in current specified amount:                                               -$75,000
                                                                                                                --------
   Specified amount after reduction                                                                             $125,000


A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

-  Charges for certain optional insurance benefits may decrease.

-  The minimum initial premium and the NLG premiums will decrease.

-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-  First from the portion due to the most recent increase;

-  Next from portions due to the next most recent increases successively; and

-  Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS the next most recent increase, and so on.


MISSTATEMENT OF AGE OR SEX


If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.


SUICIDE


Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC.


RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent transfers. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting phone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

-  limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From one subaccount to another subaccount or to the fixed account:


- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-  For automated transfers -- $50.


From the fixed account to a subaccount:


- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-  For automated transfers -- $50.


MAXIMUM TRANSFER AMOUNTS

None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

- You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                              NUMBER
                                                          AMOUNT         ACCUMULATION        OF UNITS
                                            MONTH        INVESTED         UNIT VALUE         PURCHASED
By investing an  equal number
of dollars each month...                    Jan          $ 100.00          $  20.00             5.00

                                            Feb            100.00             16.00             6.25

you automatically buy                       Mar            100.00              9.00            11.11
more units when the
per unit market price is low...  ---->      Apr            100.00              5.00            20.00

                                            May            100.00              7.00            14.29

                                            June           100.00             10.00            10.00

and fewer units                             July           100.00             15.00             6.67
when the per unit
market price is high.            ---->      Aug            100.00.            20.00             5.00

                                            Sept           100.00             17.00             5.88

                                            Oct            100.00             12.00             8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

ASSET REBALANCING


Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS


$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.


MAXIMUM LOAN AMOUNTS


- In Texas, 100% of the policy value in the fixed account plus 85% of the value in the variable account, minus a pro rata portion of surrender charges.

-  In Alabama, 100% of the policy value minus surrender charges.

-  In all other states, 90% of the policy value minus surrender charges.

For phone requests, the maximum loan amount is $100,000.


The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS


We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.


OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS


A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause any of the NLG options or the minimum initial premium guarantee period to terminate.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.




          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

PARTIAL SURRENDERS


After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by phone are limited to $100,000.) Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


EFFECT OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.


- A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG options in effect.


- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

   1. First from the specified amount provided by the most recent increase;

   2. Next from the next most recent increases successively;

   3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY MAIL


Regular mail:                           Express mail:
IDS LIFE INSURANCE COMPANY              IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER              70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474                   MINNEAPOLIS, MN 55474

2 BY PHONE


Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (toll free)

TTY service for the hearing impaired:
(800) 258-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


- We will honor any phone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.


- We make phone transfers, loans and partial surrenders available automatically. If you do not want phone transfers, loans and partial surrenders to be made from your account, please write and tell us.




          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

PAYMENT OF POLICY PROCEEDS

We will pay policy proceeds when:

-  you surrender the policy; or

-  the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds from the date of the insured's death to the settlement date (the date on which we pay proceeds in a lump sum or we first place them under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFFERAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-  the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.


We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the IRS currently interprets them. Both the laws and their interpretation may change.


As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

DIVERSIFICATION AND INVESTMENT CONTROL: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

IDS LIFE'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.


PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract.



SOURCE OF PROCEEDS                         TAXABLE PORTION OF PRE-DEATH PROCEEDS
Full surrender:                            Amount received plus any indebtedness, minus
                                           your investment in the policy.*

Lapse:                                     Any outstanding indebtedness minus your
                                           investment in the policy.*

Partial surrenders (modified endowment     Lesser of: The amount received or
contracts):                                policy value minus your investment in the policy.*

Policy loans and assignments
(modified endowment contracts):            Lesser of: The amount of the loan/assignment
                                           or policy value minus your investment in the policy.*

Partial surrenders (not modified
endowment contracts):                      Generally, if the amount received is greater
                                           than your investment in the policy,* the amount
                                           in excess of your investment is taxable. However,
                                           during the first 15 policy years, a different
                                           amount may be taxable if the partial surrender
                                           results in or is necessitated by a reduction in
                                           benefits.

Policy loans and assignments
(not modified endowment contracts):        None.**

Payment options:                           OPTION A: Taxed as full surrender (and may be
                                           subject to additional 10% penalty tax if modified
                                           endowment contract). Interest taxed (and not
                                           subject to additional 10% penalty tax).

                                           OPTIONS B AND C: Portion of each payment taxed
                                           and portion considered a return on investment
                                           in the policy* and not taxed. Any outstanding
                                           indebtedness at the time the option is elected
                                           taxed as a partial surrender (and may be
                                           subject to additional 10% penalty tax if modified
                                           endowment contract). Payments made after the
                                           investment in the policy* fully recovered taxed
                                           and, if a modified endowment contract, may be
                                           subject to an additional 10% penalty tax.


* Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the early years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


-  the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in NORRIS v. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain payment options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

LEGAL PROCEEDINGS

We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court -- Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. v. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS


RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.


EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-  Premium expense charges;

-  Cost of insurance charges;

-  Policy fees;

-  Mortality and expense risk charges; and

-  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-  Current charges in all years illustrated; and

-  Guaranteed charges in all years illustrated.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV and VUL IV - ES. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.20% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations for VUL IV assume that a premium of $4,000 is paid in full at the beginning of each policy year. The illustrations for VUL IV - ES assume that a premium of $18,000 is paid in full at the beginning of each policy year. Results would differ if:


-  Premiums were not paid in full at the beginning of each policy year;

-  Premium amounts paid were different.


LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


VUL IV


INITIAL SPECIFIED AMOUNT $250,000                       MALE -- AGE 40                                   CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                                 ANNUAL PREMIUM $4,000
        PREMIUM(1)
        ACCUMULATED            DEATH BENEFIT                      POLICY VALUE                    CASH SURRENDER VALUE
END OF  WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST       ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%         6%         12%           0%        6%         12%           0%         6%          12%
   1    $    4,200   $ 250,000  $ 250,000  $  250,000    $  3,298  $   3,512  $     3,727    $    693  $     907  $     1,122
   2         8,610     250,000    250,000     250,000       6,517      7,153        7,814       3,912      4,548        5,209
   3        13,241     250,000    250,000     250,000       9,647     10,913       12,284       7,042      8,308        9,679
   4        18,103     250,000    250,000     250,000      12,695     14,805       17,184      10,090     12,200       14,579
   5        23,208     250,000    250,000     250,000      15,651     18,823       22,544      13,046     16,218       19,939

   6        28,568     250,000    250,000     250,000      18,517     22,971       28,413      16,433     20,887       26,329
   7        34,196     250,000    250,000     250,000      21,282     27,243       34,829      19,719     25,680       33,266
   8        40,106     250,000    250,000     250,000      23,969     31,667       41,872      22,927     30,625       40,830
   9        46,312     250,000    250,000     250,000      26,580     36,249       49,607      26,059     35,728       49,086
  10        52,827     250,000    250,000     250,000      29,124     41,003       58,113      29,124     41,003       58,113

  15        90,630     250,000    250,000     250,000      41,491     68,795      117,391      41,491     68,795      117,391
  20       138,877     250,000    250,000     287,982      51,398    102,214      214,912      51,398    102,214      214,912
  25       200,454     250,000    250,000     459,067      58,539    143,654      376,284      58,539    143,654      376,284
  30       279,043     250,000    250,000     740,864      60,786    195,151      638,676      60,786    195,151      638,676
  35       379,345     250,000    279,903   1,140,995      54,767    261,591    1,066,350      54,767    261,591    1,066,350

  40       507,359     250,000    362,007   1,855,649      32,417    344,768    1,767,285      32,417    344,768    1,767,285
  45       670,741          --    466,773   3,037,022          --    444,546    2,892,402          --    444,546    2,892,402
  50       879,262          --    589,472   4,904,063          --    561,402    4,670,536          --    561,402    4,670,536
  55     1,145,393          --    713,783   7,637,360          --    706,716    7,561,742          --    706,716    7,561,742
  60     1,485,052          --    902,420  12,483,460          --    902,420   12,483,460          --    902,420   12,483,460



(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV - ES


INITIAL SPECIFIED AMOUNT $1,300,000                     MALE -- AGE 40                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                                  ANNUAL PREMIUM $18,000
        PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                             POLICY VALUE                     CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS               ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF               ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%           6%           12%          0%          6%           12%          0%         6%          12%
   1    $   18,900   $ 1,300,000  $ 1,300,000  $ 1,300,000   $ 15,033  $    16,004  $    16,975   $   1,487  $    2,458  $     3,429
   2        38,745     1,300,000    1,300,000    1,300,000     29,658       32,538       35,537      16,112      18,992       21,991
   3        59,582     1,300,000    1,300,000    1,300,000     43,885       49,627       55,848      30,339      36,081       42,302
   4        81,461     1,300,000    1,300,000    1,300,000     57,761       67,335       78,127      44,215      53,789       64,581
   5       104,434     1,300,000    1,300,000    1,300,000     71,222       85,614      102,498      57,676      72,068       88,952

   6       128,556     1,300,000    1,300,000    1,300,000     84,244      104,456      129,144      73,407      93,619      118,307
   7       153,884     1,300,000    1,300,000    1,300,000     96,802      123,853      158,264      88,675     115,725      150,137
   8       180,478     1,300,000    1,300,000    1,300,000    108,982      143,906      190,192     103,563     138,488      184,774
   9       208,402     1,300,000    1,300,000    1,300,000    120,757      164,613      225,186     118,048     161,904      222,477
  10       237,722     1,300,000    1,300,000    1,300,000    132,175      186,041      263,601     132,175     186,041      263,601

  15       407,835     1,300,000    1,300,000    1,300,000    188,180      312,432      533,568     188,180     312,432      533,568
  20       624,947     1,300,000    1,300,000    1,312,032    232,242      463,989      979,128     232,242     463,989      979,128
  25       902,042     1,300,000    1,300,000    2,100,469    261,839      649,342    1,721,696     261,839     649,342    1,721,696
  30     1,255,694     1,300,000    1,300,000    3,405,717    267,342      876,386    2,935,963     267,342     876,386    2,935,963
  35     1,707,054     1,300,000    1,300,000    5,270,317    230,802    1,165,699    4,925,530     230,802   1,165,699    4,925,530

  40     2,283,116     1,300,000    1,621,677    8,612,912    112,997    1,544,454    8,202,774     112,997   1,544,454    8,202,774
  45     3,018,333            --    2,103,621 1  4,171,953         --    2,003,448   13,497,098          --   2,003,448   13,497,098
  50     3,956,677            --    2,672,949 2  3,017,938         --    2,545,666   21,921,845          --   2,545,666   21,921,845
  55     5,154,268            --    3,253,688 3  6,032,138         --    3,221,474   35,675,384          --   3,221,474   35,675,384
  60     6,682,732            --    4,131,836 5  9,156,571         --    4,131,836   59,156,571          --   4,131,836   59,156,571



(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV


INITIAL SPECIFIED AMOUNT $250,000                       MALE -- AGE 40                                  GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                                   ANNUAL PREMIUM $4,000
         PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                        POLICY VALUE                       CASH SURRENDER VALUE
END OF   WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST       ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%         0%         6%         12%            0%         6%         12%             0%         6%          12%
   1     $    4,200   $ 250,000  $ 250,000  $   250,000     $  3,055  $   3,262  $     3,469     $    450  $      657  $       864
   2          8,610     250,000    250,000      250,000        6,011      6,615        7,244        3,406       4,010        4,639
   3         13,241     250,000    250,000      250,000        8,868     10,063       11,359        6,263       7,458        8,754
   4         18,103     250,000    250,000      250,000       11,625     13,605       15,841        9,020      11,000       13,236
   5         23,208     250,000    250,000      250,000       14,275     17,239       20,724       11,670      14,634       18,119

   6         28,568     250,000    250,000      250,000       16,816     20,964       26,043       14,732      18,880       23,959
   7         34,196     250,000    250,000      250,000       19,252     24,785       31,847       17,689      23,222       30,284
   8         40,106     250,000    250,000      250,000       21,577     28,703       38,183       20,535      27,661       37,141
   9         46,312     250,000    250,000      250,000       23,790     32,717       45,101       23,269      32,196       44,580
  10         52,827     250,000    250,000      250,000       25,886     36,827       52,663       25,886      36,827       52,663

  15         90,630     250,000    250,000      250,000       34,274     58,636      102,553       34,274      58,636      102,553
  20        138,877     250,000    250,000      250,000       38,142     82,092      182,382       38,142      82,092      182,382
  25        200,454     250,000    250,000      379,237       35,139    106,399      310,850       35,139     106,399      310,850
  30        279,043     250,000    250,000      592,690       20,123    130,173      510,940       20,123     130,173      510,940
  35        379,345          --    250,000      882,145           --    151,605      824,434           --     151,605      824,434

  40        507,359          --    250,000    1,388,612           --    167,241    1,322,487           --     167,241    1,322,487
  45        670,741          --    250,000    2,187,398           --    170,549    2,083,236           --     170,549    2,083,236
  50        879,262          --    250,000    3,371,592           --    126,172    3,211,040           --     126,172    3,211,040
  55      1,145,393          --         --    5,031,181           --         --    4,981,367           --          --    4,981,367
  60      1,485,052          --         --    8,011,010           --         --    8,011,010           --          --    8,011,010



(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV - ES


INITIAL SPECIFIED AMOUNT $1,300,000                     MALE -- AGE 40                                 GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                                  ANNUAL PREMIUM $4,000
        PREMIUM(1)
        ACCUMULATED             DEATH BENEFIT                        POLICY VALUE                      CASH SURRENDER VALUE
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%        0%           6%           12%          0%         6%         12%           0%         6%          12%
   1    $   18,900  $ 1,300,000 $ 1,300,000  $ 1,300,000   $  13,652  $  14,578  $    15,506   $     106  $   1,032   $     1,960
   2        38,745    1,300,000   1,300,000    1,300,000      26,824     29,528       32,347      13,278     15,982        18,801
   3        59,582    1,300,000   1,300,000    1,300,000      39,529     44,871       50,667      25,983     31,325        37,121
   4        81,461    1,300,000   1,300,000    1,300,000      51,742     60,590       70,584      38,196     47,044        57,038
   5       104,434    1,300,000   1,300,000    1,300,000      63,443     76,672       92,232      49,897     63,126        78,686

   6       128,556    1,300,000   1,300,000    1,300,000      74,608     93,102      115,762      63,772     82,265       104,925
   7       153,884    1,300,000   1,300,000    1,300,000      85,255    109,905      141,381      77,127    101,777       133,253
   8       180,478    1,300,000   1,300,000    1,300,000      95,361    127,069      169,282      89,942    121,651       163,864
   9       208,402    1,300,000   1,300,000    1,300,000     104,906    144,586      199,685     102,197    141,877       196,976
  10       237,722    1,300,000   1,300,000    1,300,000     113,872    162,448      232,837     113,872    162,448       232,837

  15       407,835    1,300,000   1,300,000    1,300,000     148,081    255,495      449,727     148,081    255,495       449,727
  20       624,947    1,300,000   1,300,000    1,300,000     158,780    350,665      791,593     158,780    350,665       791,593
  25       902,042    1,300,000   1,300,000    1,645,624     132,788    439,431    1,348,872     132,788    439,431     1,348,872
  30     1,255,694    1,300,000   1,300,000    2,578,734      41,355    504,466    2,223,047      41,355    504,466     2,223,047
  35     1,707,054           --   1,300,000    3,844,170          --    509,959    3,592,683          --    509,959     3,592,683

  40     2,283,116           --   1,300,000    6,056,998          --    355,547    5,768,569          --    355,547     5,768,569
  45     3,018,333           --          --    9,546,849          --         --    9,092,237          --         --     9,092,237
  50     3,956,677           --          --   14,720,733          --         --   14,019,746          --         --    14,019,746
  55     5,154,268           --          --   21,971,983          --         --   21,754,439          --         --    21,754,439
  60     6,682,732           --          --   34,990,705          --         --   34,990,705          --         --    34,990,705



(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.


CODE: The Internal Revenue Code of 1986, as amended.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.


LAPSE: The policy ends without value and no death benefit is paid.


MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the first five policy years when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. Each policy has the following two no lapse guarantee options:

- NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 policy years, if later).

    NLG-70 PREMIUM: The premium required to keep the NLG-70 in effect. The NLG-70 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

- NO LAPSE GUARANTEE TO AGE 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.

    NLG-100 PREMIUM: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges. In addition to the two NLG's, see the discussion under "Minimum Initial Premium Payment Period" in the Key Terms above.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

    -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or
    -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

-   On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that we expect will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

          AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS
            VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Additional information about IDS Life Variable Life Separate Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 862-7919
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-4298

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6418 C (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                AMERICAN EXPRESS

                         VARIABLE UNIVERSAL LIFE III(SM)

                                   MAY 1, 2003

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Phone: (800) 862-7919
            Web site address: americanexpress.com
            IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS


Information about IDS Life                                                  p. 3
  Ownership                                                                 p. 3
  State Regulation                                                          p. 3
  Reports                                                                   p. 3
  Rating Agencies                                                           p. 3
PRINCIPAL UNDERWRITER                                                       p. 4
DISTRIBUTION OF THE POLICY                                                  p. 4
THE VARIABLE ACCOUNT                                                        p. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                  p. 4
  Additional Information on Payment Options                                 p. 4
PERFORMANCE INFORMATION                                                     p. 5
  Average Annual Total Return                                               p. 5
  Rates of Return of the Funds                                              p. 6
  Rates of Return of the Subaccounts                                        p. 8
  Annualized Yield for a Subaccount Investing in a Money Market Fund        p.14
  Annualized Yield for a Subaccount Investing in an Income Fund             p.14
INDEPENDENT AUDITORS                                                        p.15
FINANCIAL INFORMATION


 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

INFORMATION ABOUT IDS LIFE


We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.


We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

We are a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $198 billion.


STATE REGULATION


We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the managment or performance of the subaccounts.

For detailed  information on the agency rating given to us refer to the American
Express  Web  site  at   americanexpress.com/advisors   or  contact  your  sales
representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                                    www.ambest.com
Fitch                                                  www.fitchratings.com
Moody's                                            www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.


Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

PRINCIPAL UNDERWRITER


We serve as the principal underwriter of the policy, which we offer on a continuous basis. We are registered with the Securities and Exchange Commission
(SEC) under the Securities Exchange Act of 1934 as a broker-dealer and we are a member of the National Association of Securities Dealers, Inc. (NASD). Our representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives.

We currently pay underwriting commissions for our role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting
commissions  paid  in  its  role  as  principal   underwriter  has  been:  2002:
$37,418,102; 2001: $41,792,624; and 2000: $56,851,815. We retain no underwriting commission from the sale of the policy.

DISTRIBUTION OF THE POLICY


We are the sole distributor of the policy. We pay our representatives a commission of up to 81% of the initial target premium (annualized) for the first three years when the policy is sold, plus up to 3% of all premiums in excess of the target premium. Each year, we pay our representatives a service fee of .125% or less of the policy value, net of indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD                    MONTHLY PAYMENT PER $1,000
                       (YEARS)                          PLACED UNDER OPTION B
                          10                                    $ 9.61
                          15                                      6.87
                          20                                      5.51
                          25                                      4.71
                          30                                      4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income.

Payment will be guaranteed for 10, 15 or 20 years. We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                                             CALENDAR YEAR
OF PAYEE'S BIRTH             ADJUSTMENT                  OF PAYEE'S BIRTH              ADJUSTMENT
Before 1920                      0                          1945-1949                     6
1920-1924                        1                          1950-1959                     7
1925-1929                        2                          1960-1969                     8
1930-1934                        3                          1970-1979                     9
1935-1939                        4                          1980-1989                    10
1940-1944                        5                         After 1989                    11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

                                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------------------------------------
                                                                   10 YEARS               15 YEARS               20 YEARS
ADJUSTED AGE PAYEE                                             MALE       FEMALE      MALE       FEMALE       MALE      FEMALE
50                                                            $ 4.22      $ 3.89     $ 4.17      $ 3.86      $ 4.08     $ 3.82
55                                                              4.62        4.22       4.53        4.18        4.39       4.11
60                                                              5.14        4.66       4.96        4.57        5.71       4.44
65                                                              5.81        5.22       5.46        5.05        5.02       4.79
70                                                              6.61        5.96       5.96        5.60        5.27       5.12
75                                                              7.49        6.89       6.38        6.14        5.42       5.35

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

where:        P  =  a hypothetical initial payment of $1,000
              T  =  average annual total return
              n  =  number of years
            ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

RATES OF RETURN OF THE FUNDS

In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the period indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2002


                                                                                                               10 YEARS OR SINCE
FUND                                                                1 YEAR          3 YEARS         5 YEARS      COMMENCEMENT
IDS LIFE SERIES FUND, INC.-
        Equity Portfolio (1/86)(1)                                  (34.05%)        (30.18%)         (7.66%)          4.63%
        Equity Income Portfolio (6/99)(1)                           (18.95)          (6.08)             --           (5.79)
        Government Securities Portfolio (1/86)(1)                    10.03            9.39            6.82            6.80
        Income Portfolio (1/86)(1)                                    8.00            7.61            5.72            6.98
        International Equity Portfolio (10/94)(1)                   (17.63)         (23.32)          (5.57)           3.78
        Managed Portfolio (1/86)(1)                                 (23.45)         (18.98)          (5.38)           3.94
        Money Market Portfolio (1/86)(1)                              1.30            3.71            4.18            4.24
AXP(R) VARIABLE PORTFOLIO -
        Blue Chip Advantage Fund (9/99)(1)                          (22.66)         (16.69)             --          (12.00)
        Bond Fund (10/81)(1)                                          5.53            6.20            4.34            6.83
        Capital Resource Fund (10/81)(1)                            (22.03)         (19.23)          (4.14)           3.77
        Cash Management Fund (10/81)(1)                               1.14            3.55            4.10            4.26
        Diversified Equity Income Fund (9/99)(1)                    (19.03)          (6.38)             --           (4.49)
        Emerging Markets Fund (5/00)(1)                              (5.44)             --              --          (13.22)
        Extra Income Fund (5/96)(1)                                  (6.58)          (3.85)          (2.02)           1.19
        Federal Income Fund (9/99)(1)                                 5.83            6.85              --            6.37
        Global Bond Fund (5/96)(1)                                   14.98            6.36            4.44            5.10
        Growth Fund (9/99)(1)                                       (26.10)         (25.60)             --          (19.21)
        International Fund (1/92)(1)                                (18.25)         (24.08)          (5.89)           1.86
        Managed Fund (4/86)(1)                                      (12.92)          (8.72)           0.23            6.47
        NEW DIMENSIONS FUND(R) (5/96)(1)                            (21.89)         (16.05)           0.09            5.12
        S&P 500 Index Fund (5/00)(1)                                (22.42)             --              --          (16.79)
        Small Cap Advantage Fund (9/99)(1)                          (17.06)          (6.88)             --           (2.65)
        Strategy Aggressive Fund (1/92)(1)                          (31.95)         (28.23)          (8.29)           1.69
AIM V.I
        Capital Appreciation Fund, Series I Shares (5/93)(1)        (24.35)         (19.74)          (2.26)           7.32
        Capital Development Fund, Series I Shares (5/98)(1)         (21.36)          (7.57)             --           (1.25)
        Core Equity Fund, Series I Shares (5/94)(1)                 (15.58)         (17.74)          (0.94)           7.86
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC
        VP International, Class I (5/94)(1)                         (20.54)         (26.40)          (5.08)           2.40
        VP Value, Class I (5/96)(1)                                 (18.19)           8.50            1.31            7.17
CALVERT VARIABLE SERIES, INC
        Social Balanced Portfolio (9/86)(1)                         (12.15)          (7.48)           0.66            6.60
CREDIT SUISSE TRUST
        Emerging Growth Portfolio (9/99)(1)                         (29.30)         (16.51)             --           (7.69)
        Small Cap Growth Portfolio (6/95)(1)                        (33.69)         (23.03)          (5.61)           2.85
FIDELITY(R) VIP
        Growth & Income Portfolio Service Class (12/96)(1),(2)      (16.69)          (9.90)           0.61            4.84
        Mid Cap Portfolio Service Class (12/98)(1),(2)               (9.90)           5.15              --           15.55
        Overseas Portfolio Service Class (1/87)(1),(2)              (20.34)         (20.27)          (4.04)           4.21


 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

                                                                                                               10 YEARS OR SINCE
FUND                                                                1 YEAR          3 YEARS         5 YEARS      COMMENCEMENT
FTVIPT
        Franklin Real Estate Fund - Class 2 (1/89)(1),(3)             2.07%          13.16%           2.45%           9.62%
        Franklin Small Cap Value Securities Fund -
          Class 2 (5/98)(1),(3)                                      (9.26)           8.88              --            0.42
        Templeton Foreign Securities Fund -
          Class 2 (5/92)(1),(4)                                     (18.56)         (12.59)          (2.13)           6.63
GOLDMAN SACHS VIT
        CORE(SM) Small Cap Equity Fund (2/98)(1)                    (14.97)          (3.29)             --           (0.74)
        CORE(SM) U.S. Equity Fund (2/98)(1)                         (21.89)         (14.64)             --           (2.44)
        Mid Cap Value Fund (5/98)(1)                                 (4.69)          11.85              --            3.95
JANUS ASPEN SERIES
        Global Technology Portfolio: Service
          Shares (1/00)(1),(5)                                      (40.93)             --              --          (37.98)
        International Growth Portfolio: Service
          Shares (5/94)(1),(5)                                      (25.76)         (21.88)           0.01            8.08
        Mid Cap Growth Portfolio: Service Shares(1),(5)             (28.12)         (33.34)          (2.36)           6.97
        (previously Janus Aspen Series Aggressive Growth
          Portfolio: Service Shares)
LAZARD RETIREMENT SERIES
        International Equity Portfolio (9/98)(1)                    (10.71)         (15.05)             --           (4.06)
MFS(R)
        Investors Growth Stock Series - Service
          Class (5/99)(1),(6)                                       (27.71)         (20.13)             --           (8.81)
        New Discovery Series - Service Class (5/98)(1),(6)          (31.80)         (14.14)             --            2.49
PUTNAM VARIABLE TRUST
        Putnam VT High Yield Fund - Class IB
          Shares (2/88)(1),(7)                                       (0.85)             --           (1.29)           5.33
        Putnam VT International New Opportunities Fund -
          Class IB Shares (1/97)(1),(7)                             (13.63)             --           (2.42)          (2.07)
        Putnam VT New Opportunities Fund - Class IA
          Shares (5/94)(1)                                          (30.51)             --           (5.53)           5.53
        Putnam VT Vista Fund - Class IB Shares (1/97)(1),(7)        (30.60)             --           (4.20)          (0.12)
ROYCE CAPITAL FUND
        Micro-Cap Portfolio (12/96)(1)                              (12.78)          10.24           12.31           13.75
THIRD AVENUE
        Value Portfolio (9/99)(1)                                   (10.72)          12.56              --           14.20
WANGER
        International Small Cap (5/95)(1)                           (13.83)         (21.19)           5.21           11.19
        U.S. Smaller Companies (5/95)(1)                            (16.81)          (5.23)           2.95           12.96

(1) Commencement date of the fund.
(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense, which also affects future performance.
(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                       PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                               1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             IDS LIFE SERIES FUND, INC. -
U              Equity Portfolio (6/87; 1/86)(1)                         (37.91%)      (9.72%)       3.16%        5.90%
FEI            Equity Income Portfolio (6/99; 6/99)(1)                  (23.69)          --           --        (7.98)
Y              Government Securities Portfolio (6/87; 1/86)(1)            3.60         4.78         5.30         6.30
V              Income Portfolio (6/87; 1/86)(1)                           1.67         3.70         5.48         6.37
IL             International Equity Portfolio (10/94; 10/94)(1)         (22.45)       (7.37)          --         2.21
X              Managed Portfolio (6/87; 1/86)(1)                        (27.93)       (7.19)        2.47         5.91
W              Money Market Portfolio (6/87; 1/86)(1)                    (4.63)        2.19         2.79         3.72
             AXP(R) VARIABLE PORTFOLIO -
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                 (27.19)          --           --       (21.00)
FBD            Bond Fund (5/00; 10/81)(1)                                (0.64)          --           --         5.06
FCR            Capital Resource Fund (5/00; 10/81)(1)                   (26.59)          --           --       (22.79)
FCM            Cash Management Fund (5/00; 10/81)(1)                     (4.76)          --           --         0.39
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)           (23.77)          --           --        (9.85)
FEM            Emerging Markets Fund (5/00; 5/00)(1)                    (10.97)          --           --       (13.91)
FEX            Extra Income Fund (5/00; 5/96)(1)                        (11.98)          --           --        (6.05)
FFI            Federal Income Fund (5/00; 9/99)(1)                       (0.37)          --           --         4.65
FGB            Global Bond Fund (5/00; 5/96)(1)                           8.25           --           --         5.95
FGR            Growth Fund (5/00; 9/99)(1)                              (30.43)          --           --       (31.71)
FIE            International Fund (5/00; 1/92)(1)                       (23.02)          --           --       (25.10)
FMF            Managed Fund (5/00; 4/86)(1)                             (18.01)          --           --       (12.62)
FND            NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                  (26.46)          --           --       (13.37)
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                       (26.95)          --           --       (19.01)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                 (21.91)          --           --       (11.72)
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                 (35.93)          --           --       (31.52)
             AIM V.I.
FCA            Capital Appreciation Fund,
               Series I Shares (5/00; 5/93)(1)                          (28.78)          --           --       (24.66)
FCD            Capital Development Fund,
               Series I Shares (5/00; 5/98)(1)                          (25.96)          --           --       (13.84)
FGI            Core Equity Fund,
               Series I Shares (11/96; 5/94)(1)                         (20.52)       (2.82)          --         1.29
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR            VP International, Class I (5/00; 5/94)(1)                (25.03)          --           --       (24.53)
FVL            VP Value, Class I (5/99; 5/96)(1)                        (17.73)          --           --        (1.37)

                                                                                       PERFORMANCE SINCE
                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                                1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             IDS LIFE SERIES FUND, INC. -
U              Equity Portfolio (6/87; 1/86)(1)                         (37.91%)      (9.42%)       3.16%        6.97%
FEI            Equity Income Portfolio (6/99; 6/99)(1)                  (23.69)          --           --        (7.98)
Y              Government Securities Portfolio (6/87; 1/86)(1)            3.60         4.78         5.30         5.91
V              Income Portfolio (6/87; 1/86)(1)                           1.67         3.70         5.48         6.08
IL             International Equity Portfolio (10/94; 10/94)(1)         (22.45)       (7.37)          --         2.21
X              Managed Portfolio (6/87; 1/86)(1)                        (27.93)       (7.19)        2.47         6.71
W              Money Market Portfolio (6/87; 1/86)(1)                    (4.63)        2.19         2.79         3.79
             AXP(R) VARIABLE PORTFOLIO -
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                 (27.19)          --           --       (14.14)
FBD            Bond Fund (5/00; 10/81)(1)                                (0.64)        2.36         5.47         8.81
FCR            Capital Resource Fund (5/00; 10/81)(1)                   (26.59)       (5.97)        2.32         8.93
FCM            Cash Management Fund (5/00; 10/81)(1)                     (4.76)        2.13         2.81         4.94
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)           (23.77)          --           --        (6.81)
FEM            Emerging Markets Fund (5/00; 5/00)(1)                    (10.97)          --           --       (15.64)
FEX            Extra Income Fund (5/00; 5/96)(1)                        (11.98)       (3.88)          --        (0.47)
FFI            Federal Income Fund (5/00; 9/99)(1)                       (0.37)          --           --         3.84
FGB            Global Bond Fund (5/00; 5/96)(1)                           8.25         2.45           --         3.36
FGR            Growth Fund (5/00; 9/99)(1)                              (30.43)          --           --       (21.17)
FIE            International Fund (5/00; 1/92)(1)                       (23.02)       (7.68)        0.47         0.24
FMF            Managed Fund (5/00; 4/86)(1)                             (18.01)       (1.68)        5.04         7.36
FND            NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                  (26.46)       (1.82)          --         3.38
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                       (26.95)          --           --       (19.10)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                 (21.91)          --           --        (5.02)
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                 (35.93)      (10.04)        0.29         1.00
             AIM V.I.
FCA            Capital Appreciation Fund,
               Series I Shares (5/00; 5/93)(1)                          (28.78)       (4.12)          --         5.80
FCD            Capital Development Fund,
               Series I Shares (5/00; 5/98)(1)                          (25.96)          --           --        (3.21)
FGI            Core Equity Fund,
               Series I Shares (11/96; 5/94)(1)                         (20.52)       (2.82)          --         6.25
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR            VP International, Class I (5/00; 5/94)(1)                (25.03)       (4.77)          --         0.74
FVL            VP Value, Class I (5/99; 5/96)(1)                        (17.73)        1.92           --         6.62

 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                       PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                                1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             CALVERT VARIABLE SERIES(R) INC.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                (17.34%)         --%          --%      (10.76%)
             CREDIT SUISSE TRUST
FEG            Emerging Growth Portfolio (5/00; 9/99)(1)                (33.44)          --           --       (20.89)
FSC            Small Cap Growth Portfolio (5/99; 6/95)(1)               (37.57)          --           --        (8.34)
             FIDELITY(R) VIP
FGC            Growth & Income Portfolio
               Service Class (5/00; 12/96)(1),(2)                       (21.57)          --           --       (12.58)
FMP            Mid Cap Portfolio
               Service Class (5/00; 12/98)(1),(2)                       (15.17)          --           --        (1.68)
FOS            Overseas Portfolio
               Service Class (5/00; 1/87)(1),(2)                        (25.00)          --           --       (22.22)
             FTVIPT
FRE            Franklin Real Estate Fund -
               Class 2 (5/00; 1/89)(1),(3)                               (3.90)          --           --         6.82
FSV            Franklin Small Cap Value Securities Fund -
               Class 2 (5/00; 5/98)(1),(3)                              (14.57)          --           --         3.47
FIF            Templeton Foreign Securities Fund -
               Class 2 (5/99; 5/92)(1),(4)                              (23.33)          --           --        (9.65)
             GOLDMAN SACHS VIT
FSE            CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)           (19.94)          --           --        (6.32)
FUE            CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                (26.47)          --           --       (18.61)
FMC            Mid Cap Value Fund (5/00; 5/98)(1)                       (10.27)          --           --         6.97
             JANUS ASPEN SERIES
FGT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(1),(5)                       (44.39)          --           --       (41.11)
FIG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(1),(5)                       (30.10)          --           --       (26.60)
FAG            Mid Cap Growth Portfolio:
               Service Shares (5/00; 9/93)(1),(5)                       (32.32)          --           --       (36.37)
               (previously Janus Aspen Series Aggressive Growth
                 Portfolio: Service Shares)
             LAZARD RETIREMENT SERIES
FIP            International Equity Portfolio (5/00; 9/98)(1)           (15.93)          --           --       (17.21)
             MFS(R)
FGW            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(1),(6)                        (31.95)          --           --       (25.07)
FDS            New Discovery Series -
               Service Class (5/00; 5/98)(1),(6)                        (35.79)          --           --       (18.57)
             PUTNAM VARIABLE TRUST
FPH            Putnam VT High Yield -
               Class IB Shares (5/99; 2/88)(1),(7)                       (6.54)          --           --        (3.85)
FIN            Putnam VT International New Opportunities
               (18.69) --lass IB Shares (5/00; 1/97)(1),(7)             (18.69)          --           --       (28.50)
FNO            Putnam VT New Opportunities Fund -
               Class IA Shares (11/96; 5/94)(1)                         (34.37)       (7.15)          --        (3.13)
FVS            Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(1),(7)                      (34.66)          --           --       (30.11)

                                                                                       PERFORMANCE SINCE
                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                                1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             CALVERT VARIABLE SERIES(R) INC.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                (17.34%)      (1.26%)       5.11%        6.57%
             CREDIT SUISSE TRUST
FEG            Emerging Growth Portfolio (5/00; 9/99)(1)                (33.44)          --           --        (9.93)
FSC            Small Cap Growth Portfolio (5/99; 6/95)(1)               (37.57)       (7.41)          --         1.23
             FIDELITY(R) VIP
FGC            Growth & Income Portfolio
               Service Class (5/00; 12/96)(1),(2)                       (21.57)       (1.31)          --         3.19
FMP            Mid Cap Portfolio
               Service Class (5/00; 12/98)(1),(2)                       (15.17)          --           --        13.11
FOS            Overseas Portfolio
               Service Class (5/00; 1/87)(1),(2)                        (25.00)       (5.87)        3.18         2.87
             FTVIPT
FRE            Franklin Real Estate Fund -
               Class 2 (5/00; 1/89)(1),(3)                               (3.90)        0.49         8.50         8.24
FSV            Franklin Small Cap Value Securities Fund -
               Class 2 (5/00; 5/98)(1),(3)                              (14.57)          --           --        (1.58)
FIF            Templeton Foreign Securities Fund -
               Class 2 (5/99; 5/92)(1),(4)                              (23.33)       (4.00)        6.26         5.17
             GOLDMAN SACHS VIT
FSE            CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)           (19.94)          --           --        (2.68)
FUE            CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                (26.47)          --           --        (4.34)
FMC            Mid Cap Value Fund (5/00; 5/98)(1)                       (10.27)          --           --         1.88
             JANUS ASPEN SERIES
FGT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(1),(5)                       (44.39)          --           --       (39.51)
FIG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(1),(5)                       (30.10)       (1.89)          --         6.59
FAG            Mid Cap Growth Portfolio:
               Service Shares (5/00; 9/93)(1),(5)                       (32.32)       (4.21)          --         5.44
               (previously Janus Aspen Series Aggressive Growth
                 Portfolio: Service Shares)
             LAZARD RETIREMENT SERIES
FIP            International Equity Portfolio (5/00; 9/98)(1)           (15.93)          --           --        (6.03)
             MFS(R)
FGW            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(1),(6)                        (31.95)          --           --       (10.90)
FDS            New Discovery Series -
               Service Class (5/00; 5/98)(1),(6)                        (35.79)          --           --         0.44
             PUTNAM VARIABLE TRUST
FPH            Putnam VT High Yield -
               Class IB Shares (5/99; 2/88)(1),(7)                       (6.54)       (3.17)        3.86         5.60
FIN            Putnam VT International New Opportunities
               (18.69) --lass IB Shares (5/00; 1/97)(1),(7)             (18.69)       (4.29)          --        (3.78)
FNO            Putnam VT New Opportunities Fund -
               Class IA Shares (11/96; 5/94)(1)                         (34.37)       (7.15)          --         4.14
FVS            Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(1),(7)                      (34.66)       (6.01)          --        (1.82)


 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                       PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                                1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             ROYCE CAPITAL FUND
FMI            Micro-Cap Portfolio (5/00; 12/96)(1)                     (17.97%)         --%          --%        7.50%
             THIRD AVENUE
FVA            Value Portfolio (5/00; 9/99)(1)                          (15.95)          --           --         7.01
             WANGER
FIC            International Small Cap (5/00; 5/95)(1)                  (18.87)          --           --       (24.96)
FSP            U.S. Smaller Companies (5/00; 5/95)(1)                   (21.68)          --           --        (3.38)

                                                                                       PERFORMANCE SINCE
                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                                1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             ROYCE CAPITAL FUND
FMI            Micro-Cap Portfolio (5/00; 12/96)(1)                     (17.97%)      10.15%          --%       11.77%
             THIRD AVENUE
FVA            Value Portfolio (5/00; 9/99)(1)                          (15.95)          --           --        11.44
             WANGER
FIC            International Small Cap (5/00; 5/95)(1)                  (18.87)        3.22           --         9.48
FSP            U.S. Smaller Companies (5/00; 5/95)(1)                   (21.68)        0.96           --        11.20


See accompanying notes to the performance information.

 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                       PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                                1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             IDS LIFE SERIES FUND, INC. -
U              Equity Portfolio (6/87; 1/86)(1)                         (34.65%)      (8.49%)       3.69%        6.25%
FEI            Equity Income Portfolio (6/99; 6/99)(1)                  (19.67)          --           --        (6.63)
Y              Government Securities Portfolio (6/87; 1/86)(1)            9.05         5.86         5.84         6.65
V              Income Portfolio (6/87; 1/86)(1)                           7.02         4.77         6.02         6.72
IL             International Equity Portfolio (10/94; 10/94)(1)         (18.36)       (6.42)          --         2.85
X              Managed Portfolio (6/87; 1/86)(1)                        (24.14)       (6.23)        3.00         6.26
W              Money Market Portfolio (6/87; 1/86)(1)                     0.39         3.24         3.32         4.06
             AXP(R) VARIABLE PORTFOLIO -
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                 (23.36)          --           --       (19.45)
FBD            Bond Fund (5/00; 10/81)(1)                                 4.59           --           --         7.13
FCR            Capital Resource Fund (5/00; 10/81)(1)                   (22.73)          --           --       (21.27)
FCM            Cash Management Fund (5/00; 10/81)(1)                      0.25           --           --         2.37
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)           (19.76)          --           --        (8.08)
FEM            Emerging Markets Fund (5/00; 5/00)(1)                     (6.29)          --           --       (12.21)
FEX            Extra Income Fund (5/00; 5/96)(1)                         (7.35)          --           --        (4.20)
FFI            Federal Income Fund (5/00; 9/99)(1)                        4.88           --           --         6.71
FGB            Global Bond Fund (5/00; 5/96)(1)                          13.95           --           --         8.04
FGR            Growth Fund (5/00; 9/99)(1)                              (26.76)          --           --       (30.37)
FIE            International Fund (5/00; 1/92)(1)                       (18.97)          --           --       (23.63)
FMF            Managed Fund (5/00; 4/86)(1)                             (13.70)          --           --       (10.90)
FND            NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                  (22.59)          --           --       (11.95)
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                       (23.11)          --           --       (17.42)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                 (17.80)          --           --        (9.98)
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                 (32.56)          --           --       (30.18)
             AIM V.I.
FCA            Capital Appreciation Fund,
               Series I Shares (5/00; 5/93)(1)                          (25.03)          --           --       (23.18)
FCD            Capital Development Fund,
               Series I Shares (5/00; 5/98)(1)                          (22.06)          --           --       (12.14)
FGI            Core Equity Fund, Series I Shares (11/96; 5/94)(1)       (16.34)       (1.82)          --         2.14
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR            VP International, Class I (5/00; 5/94)(1)                (21.09)          --           --       (23.04)
FVL            VP Value, Class I (5/99; 5/96)(1)                        (13.40)          --           --         0.02
             CALVERT VARIABLE SERIES, INC.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                (12.98)          --           --        (9.01)
             CREDIT SUISSE TRUST
FEG            Emerging Growth Portfolio (5/00; 9/99)(1)                (29.94)          --           --       (19.33)
FSC            Small Cap Growth Portfolio (5/99; 6/95)(1)               (34.29)          --           --        (7.05)
             FIDELITY(R) VIP
FGC            Growth & Income Portfolio
               Service Class (5/00; 12/96)(1),(2)                       (17.44)          --           --       (10.86)
FMP            Mid Cap Portfolio
               Service Class (5/00; 12/98)(1),(2)                       (10.70)          --           --         0.25
FOS            Overseas Portfolio
               Service Class (5/00; 1/87)(1),(2)                        (21.06)          --           --       (20.69)

                                                                                       PERFORMANCE SINCE
                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                                1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             IDS LIFE SERIES FUND, INC. -
U              Equity Portfolio (6/87; 1/86)(1)                         (34.65%)      (8.49%)       3.69%        7.29%
FEI            Equity Income Portfolio (6/99; 6/99)(1)                  (19.67)          --           --        (6.63)
Y              Government Securities Portfolio (6/87; 1/86)(1)            9.05         5.86         5.84         6.23
V              Income Portfolio (6/87; 1/86)(1)                           7.02         4.77         6.02         6.40
IL             International Equity Portfolio (10/94; 10/94)(1)         (18.36)       (6.42)          --         2.85
X              Managed Portfolio (6/87; 1/86)(1)                        (24.14)       (6.23)        3.00         7.04
W              Money Market Portfolio (6/87; 1/86)(1)                     0.39         3.24         3.32         4.11
             AXP(R) VARIABLE PORTFOLIO -
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                 (23.36)          --           --       (12.79)
FBD            Bond Fund (5/00; 10/81)(1)                                 4.59         3.42         6.01         9.07
FCR            Capital Resource Fund (5/00; 10/81)(1)                   (22.73)       (5.00)        2.84         9.19
FCM            Cash Management Fund (5/00; 10/81)(1)                      0.25         3.18         3.34         5.19
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)           (19.76)          --           --        (5.35)
FEM            Emerging Markets Fund (5/00; 5/00)(1)                     (6.29)          --           --       (14.00)
FEX            Extra Income Fund (5/00; 5/96)(1)                         (7.35)       (2.89)          --         0.30
FFI            Federal Income Fund (5/00; 9/99)(1)                        4.88           --           --         5.47
FGB            Global Bond Fund (5/00; 5/96)(1)                          13.95         3.51           --         4.15
FGR            Growth Fund (5/00; 9/99)(1)                              (26.76)          --           --       (19.94)
FIE            International Fund (5/00; 1/92)(1)                       (18.97)       (6.73)        0.99         0.71
FMF            Managed Fund (5/00; 4/86)(1)                             (13.70)       (0.67)        5.58         7.69
FND            NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                  (22.59)       (0.81)          --         4.18
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                       (23.11)          --           --       (17.53)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                 (17.80)          --           --        (3.53)
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                 (32.56)       (9.11)        0.80         1.47
             AIM V.I.
FCA            Capital Appreciation Fund,
               Series I Shares (5/00; 5/93)(1)                          (25.03)       (3.13)          --         6.36
FCD            Capital Development Fund,
               Series I Shares (5/00; 5/98)(1)                          (22.06)          --           --        (2.14)
FGI            Core Equity Fund, Series I Shares (11/96; 5/94)(1)       (16.34)       (1.82)          --         6.88
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR            VP International, Class I (5/00; 5/94)(1)                (21.09)       (3.79)          --         1.34
FVL            VP Value, Class I (5/99; 5/96)(1)                        (13.40)        2.97           --         7.45
             CALVERT VARIABLE SERIES, INC.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                (12.98)       (0.24)        5.65         6.90
             CREDIT SUISSE TRUST
FEG            Emerging Growth Portfolio (5/00; 9/99)(1)                (29.94)          --           --        (8.52)
FSC            Small Cap Growth Portfolio (5/99; 6/95)(1)               (34.29)       (6.46)          --         1.93
             FIDELITY(R) VIP
FGC            Growth & Income Portfolio
               Service Class (5/00; 12/96)(1),(2)                       (17.44)       (0.29)          --         4.07
FMP            Mid Cap Portfolio
               Service Class (5/00; 12/98)(1),(2)                       (10.70)          --           --        14.56
FOS            Overseas Portfolio
               Service Class (5/00; 1/87)(1),(2)                        (21.06)       (4.90)        3.71         3.20


 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                       PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                                1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             FTVIPT
FRE            Franklin Real Estate Fund -
               Class 2 (5/00; 1/89)(1),(3)                                1.16%          --%          --%        8.93%
FSV            Franklin Small Cap Value Securities Fund -
               Class 2 (5/00; 5/98)(1),(3)                              (10.08)          --           --         5.51
FIF            Templeton Foreign Securities Fund -
               Class 2 (5/99; 5/92)(1),(4)                              (19.29)          --           --        (8.37)
             GOLDMAN SACHS VIT
FSE            CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)           (15.73)          --           --        (4.47)
FUE            CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                (22.60)          --           --       (17.01)
FMC            Mid Cap Value Fund (5/00; 5/98)(1)                        (5.55)          --           --         9.08
             JANUS ASPEN SERIES
FGT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(1),(5)                       (41.46)          --           --       (39.95)
FIG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(1),(5)                       (26.42)          --           --       (25.16)
FAG            Mid Cap Growth Portfolio:
               Service Shares (5/00; 9/93)(1),(5)                       (28.76)          --           --       (35.12)
               (previously Janus Aspen Series Aggressive Growth
               Portfolio: Service Shares)
             LAZARD RETIREMENT SERIES
FIP            International Equity Portfolio (5/00; 9/98)(1)           (11.51)          --           --       (15.58)
             MFS(R)
FGW            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(1),(6)                        (28.36)          --           --       (23.60)
FDS            New Discovery Series -
               Service Class (5/00; 5/98)(1),(6)                        (32.41)          --           --       (16.96)
             PUTNAM VARIABLE TRUST
FPH            Putnam VT High Yield -
               Class IB Shares (5/99; 2/88)(1),(7)                       (1.62)          --           --        (2.49)
FIN            Putnam VT International New Opportunities
               Fund - Class IB Shares (5/00; 1/97)(1),(7)               (14.41)          --           --       (27.09)
FNO            Putnam VT New Opportunities Fund -
               Class IA Shares (11/96; 5/94)(1)                         (30.92)       (6.20)          --        (2.31)
FVS            Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(1),(7)                      (31.22)          --           --       (28.73)
             ROYCE CAPITAL FUND
FMI            Micro-Cap Portfolio (5/00; 12/96)(1)                     (13.66)          --           --         9.62
             THIRD AVENUE
FVA            Value Portfolio (5/00; 9/99)(1)                          (11.52)          --           --         9.12
             WANGER
FIC            International Small Cap (5/00; 5/95)(1)                  (14.60)          --           --       (23.48)
FSP            U.S. Smaller Companies (5/00; 5/95)(1)                   (17.56)          --           --        (1.47)

                                                                                       PERFORMANCE SINCE
                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                SINCE
SUBACCOUNT   INVESTING IN                                                1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
             FTVIPT
FRE            Franklin Real Estate Fund -
               Class 2 (5/00; 1/89)(1),(3)                                1.16%        1.53%        9.06%        8.64%
FSV            Franklin Small Cap Value Securities Fund -
               Class 2 (5/00; 5/98)(1),(3)                              (10.08)          --           --        (0.49)
FIF            Templeton Foreign Securities Fund -
               Class 2 (5/99; 5/92)(1),(4)                              (19.29)       (3.01)        6.80         5.68
             GOLDMAN SACHS VIT
FSE            CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)           (15.73)          --           --        (1.66)
FUE            CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                (22.60)          --           --        (3.33)
FMC            Mid Cap Value Fund (5/00; 5/98)(1)                        (5.55)          --           --         3.00
             JANUS ASPEN SERIES
FGT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(1),(5)                       (41.46)          --           --       (38.45)
FIG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(1),(5)                       (26.42)       (0.88)          --         7.23
FAG            Mid Cap Growth Portfolio:
               Service Shares (5/00; 9/93)(1),(5)                       (28.76)       (3.23)          --         6.03
               (previously Janus Aspen Series Aggressive Growth
                 Portfolio: Service Shares)
             LAZARD RETIREMENT SERIES
FIP            International Equity Portfolio (5/00; 9/98)(1)           (11.51)          --           --        (4.91)
             MFS(R)
FGW            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(1),(6)                        (28.36)          --           --        (9.65)
FDS            New Discovery Series -
               Service Class (5/00; 5/98)(1),(6)                        (32.41)          --           --         1.55
             PUTNAM VARIABLE TRUST
FPH            Putnam VT High Yield -
               Class IB Shares (5/99; 2/88)(1),(7)                       (1.62)       (2.17)        4.39         5.96
FIN            Putnam VT International New Opportunities
               Fund - Class IB Shares (5/00; 1/97)(1),(7)               (14.41)       (3.30)          --        (2.95)
FNO            Putnam VT New Opportunities Fund -
               Class IA Shares (11/96; 5/94)(1)                         (30.92)       (6.20)          --         4.76
FVS            Putnam VT Vista Fund -
               Class IB Shares (5/00; 1/97)(1),(7)                      (31.22)       (5.04)          --        (0.97)
             ROYCE CAPITAL FUND
FMI            Micro-Cap Portfolio (5/00; 12/96)(1)                     (13.66)       11.28           --        12.72
             THIRD AVENUE
FVA            Value Portfolio (5/00; 9/99)(1)                          (11.52)          --           --        13.19
             WANGER
FIC            International Small Cap (5/00; 5/95)(1)                  (14.60)        4.28           --        10.22
FSP            U.S. Smaller Companies (5/00; 5/95)(1)                   (17.56)        2.01           --        11.94

See accompanying notes to the performance information.


 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

NOTES TO THE PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund.)
(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  multiplying the base period return by 365/7.

The subaccount's value includes:
-    any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
-    any dividends declared for such shares.

It does not include:
-    the effect of any applicable surrender charge, or
-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2002



SUBACCOUNT      INVESTING IN:                                       SIMPLE YIELD     COMPOUND YIELD
FCM             AXP(R) Variable Portfolio - Cash Management Fund        (0.07%)          (0.07%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd
where:
            a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were  entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT  INVESTING IN:                                                                        YIELD
FBD         AXP(R) Variable Portfolio - Bond Fund                                                5.17%
FEX         AXP(R) Variable Portfolio - Extra Income Fund                                        5.06
FFI         AXP(R) Variable Portfolio - Federal Income Fund                                      2.96
FGB         AXP(R) Variable Portfolio - Global Bond Fund                                         2.47


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Variable Universal Life III at Dec. 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Universal Life III(SM) (comprised of subaccounts U, FEI, Y, V, IL, X, W, FBC, FBD, FCR, FCM, FDE, FEM, FEX, FFI, FGB, FGR, FIE, FMF, FND, FIV, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FSE, FUE, FMC, FGT, FIG, FAG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC and FSP) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Universal Life III(SM) at December 31, 2002 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                       /s/ Ernst & Young LLP


Minneapolis, Minnesota

March 21, 2003

 IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- AMERICAN EXPRESS VARIABLE UNIVERSAL
                                  LIFE III(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002                                                     U                FEI                Y
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $ 1,116,089,866   $     8,035,435   $    23,246,483
                                                               ---------------------------------------------------
    at market value                                            $   497,537,050   $     6,789,675   $    24,466,206
Dividends receivable                                                        --                --            75,578
Accounts receivable from IDS Life
  for contract purchase payments                                            --               874                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                       497,537,050         6,790,549        24,541,784
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     393,549             5,377            19,082
    Transaction charge                                                      --                --                --
    Contract terminations                                              160,350                --            56,067
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      553,899             5,377            75,149
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   496,983,151   $     6,785,172   $    24,466,635
==================================================================================================================
Accumulation units outstanding                                     193,612,368         8,661,372         8,992,967
==================================================================================================================
Net asset value per accumulation unit                          $          2.57   $          0.78   $          2.72
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002                                                     V                 IL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    90,427,457   $   287,055,536
                                                               ---------------------------------
    at market value                                            $    90,198,085   $   157,892,347
Dividends receivable                                                   392,845                --
Accounts receivable from IDS Life
  for contract purchase payments                                         1,599                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                        90,592,529       157,892,347
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      71,533           124,836
    Transaction charge                                                      --                --
    Contract terminations                                                   --           166,532
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                       71,533           291,368
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    90,520,996   $   157,600,979
================================================================================================
Accumulation units outstanding                                      32,956,860       125,215,682
================================================================================================
Net asset value per accumulation unit                          $          2.75   $          1.26
================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         X                W                 FBC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $   470,786,354   $    62,915,406   $     3,631,281
                                                               ---------------------------------------------------
    at market value                                            $   316,584,645   $    62,915,001   $     2,759,586
Dividends receivable                                                        --            55,852                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --                --                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                       316,584,645        62,970,853         2,759,586
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     250,527            49,800             2,167
    Transaction charge                                                      --                --                --
    Contract terminations                                               86,155           139,442               585
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      336,682           189,242             2,752
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   316,247,963   $    62,781,611   $     2,756,834
==================================================================================================================
Accumulation units outstanding                                     123,110,170        33,820,803         4,869,290
==================================================================================================================
Net asset value per accumulation unit                          $          2.57   $          1.86   $          0.57
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FBD               FCR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    30,384,555   $     1,526,517
                                                               ---------------------------------
    at market value                                            $    30,558,985   $     1,249,061
Dividends receivable                                                   128,755                --
Accounts receivable from IDS Life
  for contract purchase payments                                         6,832            12,801
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                        30,694,572         1,261,862
================================================================================================
LIABILITIES
Payable to IDS Life for:
     Mortality and expense risk fee                                     23,806               952
     Transaction charge                                                     --                --
     Contract terminations                                                  --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                       23,806               952
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    30,670,766   $     1,260,910
================================================================================================
Accumulation units outstanding                                      25,600,991         2,364,997
================================================================================================
Net asset value per accumulation unit                          $          1.20   $          0.53
================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FCM               FDE              FEM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    31,882,220   $    32,087,356   $     1,296,811
                                                               ---------------------------------------------------
    at market value                                            $    31,881,943   $    26,941,627   $     1,194,805
Dividends receivable                                                    24,039                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        29,909                --                --
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                        31,935,891        26,941,627         1,194,805
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      24,940            21,018               921
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --            18,904               986
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       24,940            39,922             1,907
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    31,910,951   $    26,901,705   $     1,192,898
==================================================================================================================
Accumulation units outstanding                                      30,035,939        33,573,446         1,680,260
==================================================================================================================
Net asset value per accumulation unit                          $          1.06   $          0.80   $          0.71
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FEX               FFI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    17,041,218   $    18,434,414
                                                             -----------------------------------
    at market value                                            $    15,264,341   $    18,613,746
Dividends receivable                                                    63,066            44,522
Accounts receivable from IDS Life
  for contract purchase payments                                        31,245               647
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                        15,358,652        18,658,915
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      11,910            14,304
    Transaction charge                                                      --                --
    Contract terminations                                                   --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                       11,910            14,304
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    15,346,742   $    18,644,611
================================================================================================
Accumulation units outstanding                                      17,180,619        15,723,672
================================================================================================
Net asset value per accumulation unit                          $          0.89   $          1.19
================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002  (CONTINUED)                                       FGB               FGR                FIE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     5,994,054   $    17,300,583   $     1,793,498
                                                               ---------------------------------------------------
    at market value                                            $     6,379,571   $    11,401,213   $     1,326,367
Dividends receivable                                                    12,711                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                         5,717            22,723            10,075
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                         6,397,999        11,423,936         1,336,442
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
     Mortality and expense risk fee                                      4,881             8,802             1,028
     Transaction charge                                                     --                --                --
     Contract terminations                                                  --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4,881             8,802             1,028
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     6,393,118   $    11,415,134   $     1,335,414
==================================================================================================================
Accumulation units outstanding                                       5,216,842        29,572,798         2,713,240
==================================================================================================================
Net asset value per accumulation unit                          $          1.23   $          0.39   $          0.49
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002  (CONTINUED)                                       FMF               FND
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     4,667,221   $   122,514,770
                                                               ---------------------------------
    at market value                                            $     3,936,514   $    89,357,868
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                         1,538            39,142
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --
------------------------------------------------------------------------------------------------
Total assets                                                         3,938,052        89,397,010
================================================================================================
LIABILITIES
Payable to IDS Life for:
     Mortality and expense risk fee                                      3,050            69,671
     Transaction charge                                                     --                --
     Contract terminations                                                  --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --
------------------------------------------------------------------------------------------------
Total liabilities                                                        3,050            69,671
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     3,935,002   $    89,327,339
================================================================================================
Accumulation units outstanding                                       5,364,212       134,661,364
================================================================================================
Net asset value per accumulation unit                          $          0.73   $          0.66
================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FIV               FSM                FSA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    20,623,338   $     7,351,486   $     9,105,925
                                                               ---------------------------------------------------
    at market value                                            $    16,758,120   $     6,436,918   $     5,054,434
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        33,531             6,582             6,342
Receivable from mutual funds and portfolios
  for share redemptions                                                     --                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                        16,791,651         6,443,500         5,060,776
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      13,048             5,009             3,951
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --                --                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       13,048             5,009             3,951
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    16,778,603   $     6,438,491   $     5,056,825
==================================================================================================================
Accumulation units outstanding                                      27,756,744         8,488,884        13,006,846
==================================================================================================================
Net asset value per accumulation unit                          $          0.60   $          0.76   $          0.39
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FCA               FCD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     8,527,569   $     6,016,401
                                                               ---------------------------------
    at market value                                            $     5,944,889   $     4,858,222
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                         4,060             4,361
Receivable from mutual funds and portfolios
  for share redemptions                                                  4,636             3,788
------------------------------------------------------------------------------------------------
Total assets                                                         5,953,585         4,866,371
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       4,636             3,788
    Transaction charge                                                      --                --
    Contract terminations                                                   --                --
Payable to mutual funds and portfolios
  for investments purchased                                              4,060             4,361
------------------------------------------------------------------------------------------------
Total liabilities                                                        8,696             8,149
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     5,944,889   $     4,858,222
================================================================================================
Accumulation units outstanding                                      11,892,756         6,829,108
================================================================================================
Net asset value per accumulation unit                          $          0.50   $          0.71
================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FGI              FIR               FVL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $   395,517,435   $    13,802,019   $    58,656,310
                                                               ---------------------------------------------------
    at market value                                            $   278,192,718   $    10,871,673   $    53,869,187
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --             1,509            22,863
Receivable from mutual funds and portfolios
  for share redemptions                                                256,641             8,417            42,052
------------------------------------------------------------------------------------------------------------------
Total assets                                                       278,449,359        10,881,599        53,934,102
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     219,773             8,417            42,052
    Transaction charge                                                      --                --                --
    Contract terminations                                               36,868                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --             1,509            22,863
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      256,641             9,926            64,915
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   278,192,718   $    10,871,673   $    53,869,187
==================================================================================================================
Accumulation units outstanding                                     244,397,869        21,649,961        53,829,570
==================================================================================================================
Net asset value per accumulation unit                          $          1.14   $          0.50   $          1.00
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FSB               FEG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     2,434,194   $     1,857,756
                                                               ---------------------------------
    at market value                                            $     2,115,617   $     1,281,855
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                           149                --
Receivable from mutual funds and portfolios
  for share redemptions                                                  1,623             1,429
------------------------------------------------------------------------------------------------
Total assets                                                         2,117,389         1,283,284
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       1,623             1,002
    Transaction charge                                                      --                --
    Contract terminations                                                   --               427
Payable to mutual funds and portfolios
  for investments purchased                                                149                --
------------------------------------------------------------------------------------------------
Total liabilities                                                        1,772             1,429
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     2,115,617   $     1,281,855
================================================================================================
Accumulation units outstanding                                       2,711,762         2,255,579
================================================================================================
Net asset value per accumulation unit                          $          0.78   $          0.57
================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FSC               FGC              FMP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    28,938,753   $    40,445,607   $    57,035,794
                                                               ---------------------------------------------------
    at market value                                            $    14,650,684   $    35,778,638   $    53,068,324
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --            56,613            93,563
Receivable from mutual funds and portfolios
  for share redemptions                                                 19,256            27,501            41,091
------------------------------------------------------------------------------------------------------------------
Total assets                                                        14,669,940        35,862,752        53,202,978
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      11,494            27,501            41,091
    Transaction charge                                                      --                --                --
    Contract terminations                                                7,762                --                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --            56,613            93,563
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       19,256            84,114           134,654
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    14,650,684   $    35,778,638   $    53,068,324
==================================================================================================================
Accumulation units outstanding                                      19,146,292        48,404,887        52,717,294
==================================================================================================================
Net asset value per accumulation unit                          $          0.77   $          0.74   $          1.01
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FOS                FRE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     8,907,461   $    21,626,990
                                                               ---------------------------------
    at market value                                            $     6,848,293   $    21,320,133
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        21,339             8,670
Receivable from mutual funds and portfolios
  for share redemptions                                                  5,375            16,572
------------------------------------------------------------------------------------------------
Total assets                                                         6,875,007        21,345,375
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       5,375            16,572
    Transaction charge                                                      --                --
    Contract terminations                                                   --                --
Payable to mutual funds and portfolios
  for investments purchased                                             21,339             8,670
------------------------------------------------------------------------------------------------
Total liabilities                                                       26,714            25,242
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     6,848,293   $    21,320,133
================================================================================================
Accumulation units outstanding                                      12,600,509        17,026,636
================================================================================================
Net asset value per accumulation unit                          $          0.54   $          1.25
================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FSV               FIF              FSE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    10,669,406   $    27,012,791   $     5,639,548
                                                               ---------------------------------------------------
    at market value                                            $     9,772,500   $    19,316,039   $     5,020,373
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        38,473            48,591             2,232
Receivable from mutual funds and portfolios
  for share redemptions                                                  7,572            14,933             3,908
------------------------------------------------------------------------------------------------------------------
Total assets                                                         9,818,545        19,379,563         5,026,513
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       7,572            14,933             3,908
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                             38,473            48,591             2,232
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       46,045            63,524             6,140
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     9,772,500   $    19,316,039   $     5,020,373
==================================================================================================================
Accumulation units outstanding                                       8,487,677        26,610,114         5,662,269
==================================================================================================================
Net asset value per accumulation unit                          $          1.15   $          0.73   $          0.89
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FUE                FMC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    10,774,436   $    36,240,003
                                                               ---------------------------------
    at market value                                            $     8,707,447   $    33,964,748
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --           103,083
Receivable from mutual funds and portfolios
  for share redemptions                                                 16,829            26,145
------------------------------------------------------------------------------------------------
Total assets                                                         8,724,276        34,093,976
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       6,696            26,145
    Transaction charge                                                      --                --
    Contract terminations                                               10,133                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --           103,083
------------------------------------------------------------------------------------------------
Total liabilities                                                       16,829           129,228
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     8,707,447   $    33,964,748
================================================================================================
Accumulation units outstanding                                      14,219,530        27,025,236
================================================================================================
Net asset value per accumulation unit                          $          0.61   $          1.26
================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FGT               FIG              FAG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    10,328,318   $    27,157,360   $    13,811,171
                                                               ---------------------------------------------------
    at market value                                            $     4,639,229   $    19,225,861   $     7,587,482
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --            30,648                --
Receivable from mutual funds and portfolios
  for share redemptions                                                  4,933            15,042            11,477
------------------------------------------------------------------------------------------------------------------
Total assets                                                         4,644,162        19,271,551         7,598,959
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       3,643            15,042             5,975
    Transaction charge                                                      --                --                --
    Contract terminations                                                1,290                --             5,502
Payable to mutual funds and portfolios
  for investments purchased                                                 --            30,648                --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4,933            45,690            11,477
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     4,639,229   $    19,225,861   $     7,587,482
==================================================================================================================
Accumulation units outstanding                                      17,739,916        41,200,191        23,672,628
==================================================================================================================
Net asset value per accumulation unit                          $          0.26   $          0.47   $          0.32
==================================================================================================================

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FIP               FGW
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $     6,930,167   $    20,232,712
                                                               ---------------------------------
    at market value                                            $     6,149,208   $    14,667,595
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                           990                --
Receivable from mutual funds and portfolios
  for share redemptions                                                  4,705            11,522
------------------------------------------------------------------------------------------------
Total assets                                                         6,154,903        14,679,117
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       4,705            11,479
    Transaction charge                                                      --                --
    Contract terminations                                                   --                43
Payable to mutual funds and portfolios
  for investments purchased                                                990                --
------------------------------------------------------------------------------------------------
Total liabilities                                                        5,695            11,522
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $     6,149,208   $    14,667,595
================================================================================================
Accumulation units outstanding                                       9,601,053        29,771,097
================================================================================================
Net asset value per accumulation unit                          $          0.64   $          0.49
================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                         FDS              FPH               FIN
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $    22,218,686   $     8,379,999   $    10,242,844
                                                               ---------------------------------------------------
    at market value                                            $    16,607,367   $     7,300,061   $     7,410,702
Dividends receivable                                                        --                --                --
Accounts receivable from IDS Life
  for contract purchase payments                                        33,649             7,827            11,956
Receivable from mutual funds and portfolios
  for share redemptions                                                 12,932             5,596             5,764
------------------------------------------------------------------------------------------------------------------
Total assets                                                        16,653,948         7,313,484         7,428,422
==================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                      12,932             5,596             5,764
    Transaction charge                                                      --                --                --
    Contract terminations                                                   --                --                --
Payable to mutual funds and portfolios
  for investments purchased                                             33,649             7,827            11,956
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       46,581            13,423            17,720
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $    16,607,367   $     7,300,061   $     7,410,702
==================================================================================================================
Accumulation units outstanding                                      27,078,674         8,007,626        17,014,133
==================================================================================================================
Net asset value per accumulation unit                          $          0.61   $          0.91   $          0.44
==================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        FNO               FVS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                    $   416,270,552   $    13,482,283
                                                               ---------------------------------
    at market value                                            $   188,118,825   $     8,007,962
Dividends receivable                                                        --                --
Accounts receivable from IDS Life
  for contract purchase payments                                            --             5,217
Receivable from mutual funds and portfolios
  for share redemptions                                                245,888             6,273
------------------------------------------------------------------------------------------------
Total assets                                                       188,364,713         8,019,452
================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     148,861             6,273
    Transaction charge                                                      --                --
    Contract terminations                                               97,027                --
Payable to mutual funds and portfolios
  for investments purchased                                                 --             5,217
------------------------------------------------------------------------------------------------
Total liabilities                                                      245,888            11,490
------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             $   188,118,825   $     8,007,962
================================================================================================
Accumulation units outstanding                                     216,998,505        19,518,119
================================================================================================
Net asset value per accumulation unit                          $          0.87   $          0.41
================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      FMI               FVA                FIC               FSP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                  $    44,012,580   $    55,057,405   $    13,129,318    $    24,963,366
                                                             ----------------------------------------------------------------------
    at market value                                          $    38,595,459   $    50,192,815   $    10,436,642    $    22,248,432
Dividends receivable                                                      --                --                --                 --
Accounts receivable from IDS Life
  for contract purchase payments                                      73,266            40,092            13,281             35,087
Receivable from mutual funds and portfolios
  for share redemptions                                               29,956            39,208             8,077             17,295
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      38,698,681        50,272,115        10,458,000         22,300,814
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                    29,956            39,208             8,077             17,295
    Transaction charge                                                    --                --                --                 --
    Contract terminations                                                 --                --                --                 --
Payable to mutual funds and portfolios
  for investments purchased                                           73,266            40,092            13,281             35,087
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    103,222            79,300            21,358             52,382
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                           $    38,595,459   $    50,192,815   $    10,436,642    $    22,248,432
===================================================================================================================================
Accumulation units outstanding                                    30,315,944        39,899,629        21,097,274         23,134,139
===================================================================================================================================
Net asset value per accumulation unit                        $          1.27   $          1.26   $          0.49    $          0.96
===================================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF OPERATIONS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                          U                 FEI                 Y
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     2,136,006    $        98,557    $       878,261
Variable account expenses                                            5,594,742             56,906            182,990
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (3,458,736)            41,651            695,271
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             81,619,471            773,000          2,396,696
    Cost of investments sold                                       157,271,324            881,940          2,345,377
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (75,651,853)          (108,940)            51,319
Distributions from capital gains                                            --             10,188                 --
Net change in unrealized appreciation or
  depreciation of investments                                     (202,733,971)        (1,354,229)           997,211
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (278,385,824)        (1,452,981)         1,048,530
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $  (281,844,560)   $    (1,411,330)   $     1,743,801
====================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ----------------------------------
YEAR ENDED DECEMBER 31, 2002                                          V                 IL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     4,680,782    $     1,385,540
Variable account expenses                                              821,572          1,682,320
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      3,859,210           (296,780)
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             12,929,360         30,924,823
    Cost of investments sold                                        13,255,625         50,646,477
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      (326,265)       (19,721,654)
Distributions from capital gains                                            --                 --
Net change in unrealized appreciation or
  depreciation of investments                                        2,612,396        (17,555,508)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       2,286,131        (37,277,162)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     6,145,341    $   (37,573,942)
=================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                              X                 W                  FBC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     6,566,146    $       834,145    $        20,957
Variable account expenses                                            3,380,481            579,766             23,100
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      3,185,665            254,379             (2,143)
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             54,158,691         21,798,324            316,722
    Cost of investments sold                                        72,399,727         21,797,786            409,187
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (18,241,036)               538            (92,465)
Distributions from capital gains                                            --              3,190                 --
Net change in unrealized appreciation or
  depreciation of investments                                      (93,833,945)            (3,610)          (593,974)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (112,074,981)               118           (686,439)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $  (108,889,316)   $       254,497    $      (688,582)
====================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ----------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                             FBD                FCR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $     1,103,903    $         4,980
Variable account expenses                                              194,893              7,884
-------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                         909,010             (2,904)
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              1,160,307             83,074
    Cost of investments sold                                         1,174,110            101,212
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (13,803)           (18,138)
Distributions from capital gains                                            --             53,422
Net change in unrealized appreciation or
  depreciation of investments                                          246,837           (247,126)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         233,034           (211,842)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $     1,142,044    $      (214,746)
=================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                             FCM                FDE                FEM
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $       305,288    $       359,102    $            --
Variable account expenses                                              240,353            197,206              6,822
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         64,935            161,896             (6,822)
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             16,451,635            451,605             63,880
    Cost of investments sold                                        16,451,886            517,748             69,605
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          (251)           (66,143)            (5,725)
Distributions from capital gains                                            --             61,829                 --
Net change in unrealized appreciation or
  depreciation of investments                                              257         (5,353,477)           (95,043)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               6         (5,357,791)          (100,768)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $        64,941    $    (5,195,895)   $      (107,590)
====================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               ----------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                             FEX                FFI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $       881,969    $       295,146
Variable account expenses                                              103,486             92,124
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        778,483            203,022
=================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                643,004          1,096,804
    Cost of investments sold                                           724,994          1,095,835
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (81,990)               969
Distributions from capital gains                                            --             77,261
Net change in unrealized appreciation or
  depreciation of investments                                       (1,462,757)           197,222
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (1,544,747)           275,452
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $      (766,264)   $       478,474
=================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FGB           FGR           FIE            FMF           FND
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $    175,253  $      8,770  $     12,305  $     83,565  $    431,116
Variable account expenses                                         32,894        90,743        10,758        27,880       737,455
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  142,359       (81,973)        1,547        55,685      (306,339)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          398,950       508,061       229,793       871,660     1,083,855
    Cost of investments sold                                     391,433       745,334       298,743     1,029,505     1,410,316
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   7,517      (237,273)      (68,950)     (157,845)     (326,461)
Distributions from capital gains                                      --            --         2,142       240,054        71,173
Net change in unrealized appreciation or
  depreciation of investments                                    393,540    (2,845,959)     (187,710)     (556,507)  (20,871,078)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   401,057    (3,083,232)     (254,518)     (474,298)  (21,126,366)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    543,416  $ (3,165,205) $   (252,971) $   (418,613) $(21,432,705)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FIV           FSM            FSA          FCA            FCD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $    139,299  $         --  $         --  $         --  $         --
Variable account expenses                                        122,662        48,544        45,946        47,088        40,502
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   16,637       (48,544)      (45,946)      (47,088)      (40,502)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          870,639       248,442       667,217       127,694       667,002
    Cost of investments sold                                   1,079,956       272,625     1,064,730       177,315       688,945
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (209,317)      (24,183)     (397,513)      (49,621)      (21,943)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (3,456,139)   (1,015,545)   (1,619,806)   (1,411,537)   (1,059,147)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (3,665,456)   (1,039,728)   (2,017,319)   (1,461,158)   (1,081,090)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (3,648,819) $ (1,088,272) $ (2,063,265) $ (1,508,246) $ (1,121,592)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         FGI          FIR           FVL           FSB           FEG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $  1,019,928  $     55,704  $    322,999  $     61,691  $         --
Variable account expenses                                      2,813,231        79,644       411,434        14,166        12,078
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (1,793,303)      (23,940)      (88,435)       47,525       (12,078)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       36,786,702       591,985       176,823        92,593       156,758
    Cost of investments sold                                  49,315,386       673,123       201,637       104,306       209,232
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (12,528,684)      (81,138)      (24,814)      (11,713)      (52,474)
Distributions from capital gains                                      --            --     2,089,897            --            --
Net change in unrealized appreciation or
  depreciation of investments                                (42,851,730)   (1,982,363)   (8,859,422)     (238,034)     (430,417)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (55,380,414)   (2,063,501)   (6,794,339)     (249,747)     (482,891)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $(57,173,717) $ (2,087,441) $ (6,882,774) $   (202,222) $   (494,969)
================================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

                                        25


STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FSC           FGC           FMP           FOS           FRE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $    200,149  $    247,570  $     31,873  $    361,064
Variable account expenses                                        142,505       228,755       376,298        53,843       127,387
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (142,505)      (28,606)     (128,728)      (21,970)      233,677
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          851,032       105,176       289,763       419,104       148,553
    Cost of investments sold                                   1,631,011       130,273       332,205       539,255       152,900
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (779,979)      (25,097)      (42,442)     (120,151)       (4,347)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (6,097,812)   (4,582,253)   (4,996,619)   (1,373,416)     (560,459)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (6,877,791)   (4,607,350)   (5,039,061)   (1,493,567)     (564,806)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (7,020,296) $ (4,635,956) $ (5,167,789) $ (1,515,537) $   (331,129)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FSV           FIF           FSE           FUE           FMC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $     25,649  $    241,508  $     14,848  $     55,177  $    359,048
Variable account expenses                                         62,839       137,709        37,038        62,610       215,426
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (37,190)      103,799       (22,190)       (7,433)      143,622
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          101,513       318,755       195,081       227,834         7,540
    Cost of investments sold                                     115,634       439,949       209,989       261,988         8,508
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (14,121)     (121,194)      (14,908)      (34,154)         (968)
Distributions from capital gains                                 179,419            --            --            --       104,748
Net change in unrealized appreciation or
  depreciation of investments                                 (1,124,123)   (3,537,839)     (762,604)   (1,750,531)   (2,412,063)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (958,825)   (3,659,033)     (777,512)   (1,784,685)   (2,308,283)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (996,015) $ (3,555,234) $   (799,702) $ (1,792,118) $ (2,164,661)
================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FGT           FIG           FAG           FIP           FGW
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $    131,584  $         --  $      4,101  $         --
Variable account expenses                                         44,738       163,581        67,920        40,510       123,946
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (44,738)      (31,997)      (67,920)      (36,409)     (123,946)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          364,112       448,795       513,328       126,608       547,180
    Cost of investments sold                                     750,140       613,331       922,925       144,481       754,169
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (386,028)     (164,536)     (409,597)      (17,873)     (206,989)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (2,361,491)   (5,506,829)   (2,143,028)     (500,117)   (4,425,110)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (2,747,519)   (5,671,365)   (2,552,625)     (517,990)   (4,632,099)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (2,792,257) $ (5,703,362) $ (2,620,545) $   (554,399) $ (4,756,045)
================================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FDS           FPH           FIN           FNO           FVS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $    571,833  $     41,348  $         --  $         --
Variable account expenses                                        132,690        50,349        61,487     2,025,703        73,331
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (132,690)      521,484       (20,139)   (2,025,703)      (73,331)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          163,166       523,834       261,210    27,539,292       465,151
    Cost of investments sold                                     222,480       643,391       355,903    54,782,982       729,210
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (59,314)     (119,557)      (94,693)  (27,243,690)     (264,059)
Distributions from capital gains                                      --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (5,680,709)     (463,847)     (955,096)  (59,062,276)   (2,798,205)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (5,740,023)     (583,404)   (1,049,789)  (86,305,966)   (3,062,264)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (5,872,713) $    (61,920) $ (1,069,928) $(88,331,669) $ (3,135,595)
================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        FMI           FVA           FIC           FSP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $     92,590  $         --  $         --
Variable account expenses                                        263,942       380,913        69,448       152,495
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (263,942)     (288,323)      (69,448)     (152,495)
==================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          113,653       656,659        35,785        55,599
    Cost of investments sold                                     128,327       794,819        42,097        64,800
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (14,674)     (138,160)       (6,312)       (9,201)
Distributions from capital gains                               1,167,274       806,428            --            --
Net change in unrealized appreciation or
  depreciation of investments                                 (6,719,299)   (6,300,934)   (1,301,980)   (3,330,666)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (5,566,699)   (5,632,666)   (1,308,292)   (3,339,867)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (5,830,641) $ (5,920,989) $ (1,377,740) $ (3,492,362)
==================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                            U              FEI               Y               V              IL
OPERATIONS
Investment income (loss) -- net                   $  (3,458,736)   $     41,651    $    695,271    $  3,859,210    $   (296,780)
Net realized gain (loss) on sales of investments    (75,651,853)       (108,940)         51,319        (326,265)    (19,721,654)
Distributions from capital gains                             --          10,188              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      (202,733,971)     (1,354,229)        997,211       2,612,396     (17,555,508)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (281,844,560)     (1,411,330)      1,743,801       6,145,341     (37,573,942)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           95,731,540       1,166,801       3,390,353       9,668,214      29,405,348
Net transfers(1)                                    (77,061,576)      2,214,983       4,543,025      (7,317,612)    (32,847,926)
Transfers for policy loans                             (686,270)        (19,747)       (161,898)       (323,627)       (308,658)
Policy charges                                      (44,713,552)       (343,164)     (1,858,827)     (7,211,364)    (11,715,893)
Contract terminations:
   Surrender benefits                               (30,968,744)       (238,913)     (1,116,402)     (4,442,066)     (8,428,171)
   Death benefits                                      (440,116)           (279)       (144,535)        (64,880)       (104,890)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (58,138,718)      2,779,681       4,651,716      (9,691,335)    (24,000,190)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     836,966,429       5,416,821      18,071,118      94,066,990     219,175,111
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 496,983,151    $  6,785,172    $ 24,466,635    $ 90,520,996    $157,600,979
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              213,092,229       5,554,108       7,243,693      36,653,025     142,156,788
Contract purchase payments                           31,306,395       1,338,482       1,301,395       3,670,484      20,938,593
Net transfers(1)                                    (24,509,042)      2,501,005       1,731,142      (2,517,325)    (22,843,893)
Transfers for policy loans                             (181,903)        (15,586)        (62,529)       (123,354)       (202,456)
Policy charges                                      (15,335,877)       (410,648)       (721,352)     (2,979,984)     (8,326,094)
Contract terminations:
   Surrender benefits                               (10,614,655)       (305,646)       (441,732)     (1,721,027)     (6,431,933)
   Death benefits                                      (144,779)           (343)        (57,650)        (24,959)        (75,323)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    193,612,368       8,661,372       8,992,967      32,956,860     125,215,682
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 X               W              FBC             FBD             FCR
OPERATIONS
Investment income (loss) -- net                   $   3,185,665    $    254,379    $     (2,143)   $    909,010    $     (2,904)
Net realized gain (loss) on sales of investments    (18,241,036)            538         (92,465)        (13,803)        (18,138)
Distributions from capital gains                             --           3,190              --              --          53,422
Net change in unrealized appreciation or
  depreciation of investments                       (93,833,945)         (3,610)       (593,974)        246,837        (247,126)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (108,889,316)        254,497        (688,582)      1,142,044        (214,746)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           48,159,023      32,206,979         955,833       5,325,066         402,483
Net transfers(1)                                    (43,671,924)    (24,379,490)        351,833      13,504,880         544,660
Transfers for policy loans                             (365,028)        192,292          (6,723)        (90,970)          1,107
Policy charges                                      (28,720,553)     (9,208,192)       (179,161)     (1,604,334)        (78,964)
Contract terminations:
   Surrender benefits                               (19,097,464)     (4,585,952)        (46,124)     (1,071,696)        (17,390)
   Death benefits                                      (215,338)        (81,333)             --          (2,173)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (43,911,284)     (5,855,696)      1,075,658      16,060,773         851,896
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     469,048,563      68,382,810       2,369,758      13,467,949         623,760
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 316,247,963    $ 62,781,611    $  2,756,834    $ 30,670,766    $  1,260,910
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              138,520,260      36,982,375       3,208,105      11,757,707         904,089
Contract purchase payments                           16,730,765      17,377,958       1,510,786       4,585,870         690,725
Net transfers(1)                                    (14,644,965)    (12,814,571)        525,842      11,696,382         932,273
Transfers for policy loans                             (113,188)        104,243          (9,576)        (77,507)          1,900
Policy charges                                      (10,409,788)     (5,198,516)       (273,595)     (1,398,350)       (128,735)
Contract terminations:
   Surrender benefits                                (6,896,772)     (2,586,813)        (92,272)       (961,208)        (35,255)
   Death benefits                                       (76,142)        (43,873)             --          (1,903)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    123,110,170      33,820,803       4,869,290      25,600,991       2,364,997
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FCM             FDE             FEM             FEX             FFI
OPERATIONS
Investment income (loss) -- net                   $      64,935    $    161,896    $     (6,822)   $    778,483    $    203,022
Net realized gain (loss) on sales of investments           (251)        (66,143)         (5,725)        (81,990)            969
Distributions from capital gains                             --          61,829              --              --          77,261
Net change in unrealized appreciation or
  depreciation of investments                               257      (5,353,477)        (95,043)     (1,462,757)        197,222
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              64,941      (5,195,895)       (107,590)       (766,264)        478,474
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           19,252,601       6,114,151         239,950       2,725,991       3,274,944
Net transfers(1)                                     (4,657,881)     12,999,878         846,234       7,049,573      11,312,355
Transfers for policy loans                              (64,465)        (20,265)        (16,741)        (68,298)        (75,622)
Policy charges                                       (3,448,427)     (1,121,818)        (37,793)       (572,680)       (778,921)
Contract terminations:
   Surrender benefits                                (2,093,933)       (532,706)        (11,419)       (167,727)       (379,258)
   Death benefits                                        (5,398)        (15,247)             --          (4,022)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        8,982,497      17,423,993       1,020,231       8,962,837      13,353,498
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      22,863,513      14,673,607         280,257       7,150,169       4,812,639
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  31,910,951    $ 26,901,705    $  1,192,898    $ 15,346,742    $ 18,644,611
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               21,573,484      14,694,932         369,932       7,416,277       4,256,663
Contract purchase payments                           18,136,418       6,957,167         318,227       3,027,795       2,819,566
Net transfers(1)                                     (4,373,454)     14,043,367       1,085,064       7,659,637       9,721,993
Transfers for policy loans                              (60,514)        (19,186)        (23,819)        (71,808)        (65,277)
Policy charges                                       (3,170,360)     (1,437,998)        (50,352)       (633,750)       (675,764)
Contract terminations:
   Surrender benefits                                (2,064,549)       (649,713)        (18,792)       (212,884)       (333,509)
   Death benefits                                        (5,086)        (15,123)             --          (4,648)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     30,035,939      33,573,446       1,680,260      17,180,619      15,723,672
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FGB             FGR             FIE             FMF             FND
OPERATIONS
Investment income (loss) -- net                   $     142,359    $    (81,973)   $      1,547    $     55,685    $   (306,339)
Net realized gain (loss) on sales of investments          7,517        (237,273)        (68,950)       (157,845)       (326,461)
Distributions from capital gains                             --              --           2,142         240,054          71,173
Net change in unrealized appreciation or
  depreciation of investments                           393,540      (2,845,959)       (187,710)       (556,507)    (20,871,078)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             543,416      (3,165,205)       (252,971)       (418,613)    (21,432,705)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              837,382       4,070,684         517,429         982,162      26,643,198
Net transfers(1)                                      3,582,827       1,827,195         196,836       1,131,914      21,072,783
Transfers for policy loans                              (47,349)        (36,629)         (3,431)         (5,504)       (250,519)
Policy charges                                         (160,490)       (760,542)        (92,144)       (261,828)     (5,765,580)
Contract terminations:
   Surrender benefits                                   (18,228)       (210,986)        (23,577)       (230,787)     (1,819,199)
   Death benefits                                        (1,570)         (1,931)             --              --         (67,669)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        4,192,572       4,887,791         595,113       1,615,957      39,813,014
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,657,130       9,692,548         993,272       2,737,658      70,947,030
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   6,393,118    $ 11,415,134    $  1,335,414    $  3,935,002    $ 89,327,339
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,540,868      18,389,620       1,636,061       3,220,759      82,787,454
Contract purchase payments                              739,166       9,291,047         933,461       1,275,504      35,742,459
Net transfers(1)                                      3,137,265       4,452,455         410,579       1,529,993      27,170,448
Transfers for policy loans                              (43,024)        (83,427)         (5,557)         (6,394)       (328,271)
Policy charges                                         (137,137)     (1,753,104)       (191,587)       (324,624)     (7,443,250)
Contract terminations:
   Surrender benefits                                   (18,919)       (719,010)        (69,717)       (331,026)     (3,179,361)
   Death benefits                                        (1,377)         (4,783)             --              --         (88,115)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      5,216,842      29,572,798       2,713,240       5,364,212     134,661,364
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FIV             FSM             FSA             FCA             FCD
OPERATIONS
Investment income (loss) -- net                   $      16,637    $    (48,544)   $    (45,946)   $    (47,088)   $    (40,502)
Net realized gain (loss) on sales of investments       (209,317)        (24,183)       (397,513)        (49,621)        (21,943)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (3,456,139)     (1,015,545)     (1,619,806)     (1,411,537)     (1,059,147)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (3,648,819)     (1,088,272)     (2,063,265)     (1,508,246)     (1,121,592)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,298,291       1,713,118       2,232,373       2,176,934       1,393,044
Net transfers(1)                                      8,270,312       2,284,010        (258,133)      1,404,267       1,117,089
Transfers for policy loans                                  152         (25,554)        (29,898)        (21,030)        (18,984)
Policy charges                                         (817,604)       (294,806)       (456,636)       (376,367)       (226,629)
Contract terminations:
   Surrender benefits                                  (734,786)        (85,021)       (100,726)       (104,315)       (106,123)
   Death benefits                                            --              --              --          (6,592)        (11,323)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       11,016,365       3,591,747       1,386,980       3,072,897       2,147,074
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       9,411,057       3,935,016       5,733,110       4,380,238       3,832,740
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  16,778,603    $  6,438,491    $  5,056,825    $  5,944,889    $  4,858,222
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               11,971,050       4,264,159       9,944,622       6,567,435       4,198,547
Contract purchase payments                            6,389,451       2,052,276       4,914,288       3,849,329       1,715,476
Net transfers(1)                                     11,789,109       2,673,027        (523,488)      2,395,416       1,364,351
Transfers for policy loans                               (5,114)        (28,371)        (59,129)        (35,690)        (20,136)
Policy charges                                       (1,179,364)       (344,473)       (897,800)       (600,934)       (275,611)
Contract terminations:
   Surrender benefits                                (1,208,388)       (127,734)       (371,647)       (270,087)       (137,702)
   Death benefits                                            --              --              --         (12,713)        (15,817)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     27,756,744       8,488,884      13,006,846      11,892,756       6,829,108
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FGI             FIR             FVL             FSB             FEG
OPERATIONS
Investment income (loss) -- net                   $  (1,793,303)   $    (23,940)   $    (88,435)   $     47,525    $    (12,078)
Net realized gain (loss) on sales of investments    (12,528,684)        (81,138)        (24,814)        (11,713)        (52,474)
Distributions from capital gains                             --              --       2,089,897              --              --
Net change in unrealized appreciation or
  depreciation of investments                       (42,851,730)     (1,982,363)     (8,859,422)       (238,034)       (430,417)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (57,173,717)     (2,087,441)     (6,882,774)       (202,222)       (494,969)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           58,199,548       2,900,939      11,116,679         562,171         457,811
Net transfers(1)                                    (43,334,970)      4,303,469      20,524,793         827,258         (28,218)
Transfers for policy loans                           (1,051,444)        (32,946)       (162,480)            726          (6,398)
Policy charges                                      (21,126,049)       (428,398)     (2,381,868)        (94,158)        (83,379)
Contract terminations:
   Surrender benefits                               (12,587,052)       (201,814)     (1,078,722)        (37,419)        (19,530)
   Death benefits                                      (207,009)         (1,102)         (1,523)         (7,203)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (20,106,976)      6,540,148      28,016,879       1,251,375         320,286
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     355,473,411       6,418,966      32,735,082       1,066,464       1,456,538
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 278,192,718    $ 10,871,673    $ 53,869,187    $  2,115,617    $  1,281,855
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              261,262,748      10,087,043      28,326,280       1,189,738       1,795,308
Contract purchase payments                           46,921,203       5,190,061      10,469,275         688,577         699,070
Net transfers(1)                                    (34,919,316)      7,638,420      18,643,410       1,005,422         (68,558)
Transfers for policy loans                             (849,990)        (60,065)       (151,966)            882          (8,712)
Policy charges                                      (16,546,546)       (799,302)     (2,331,935)       (114,845)       (117,811)
Contract terminations:
   Surrender benefits                               (11,304,051)       (404,161)     (1,124,025)        (48,840)        (43,718)
   Death benefits                                      (166,179)         (2,035)         (1,469)         (9,172)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    244,397,869      21,649,961      53,829,570       2,711,762       2,255,579
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FSC             FGC             FMP             FOS             FRE
OPERATIONS
Investment income (loss) -- net                   $    (142,505)   $    (28,606)   $   (128,728)   $    (21,970)   $    233,677
Net realized gain (loss) on sales of investments       (779,979)        (25,097)        (42,442)       (120,151)         (4,347)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (6,097,812)     (4,582,253)     (4,996,619)     (1,373,416)       (560,459)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (7,020,296)     (4,635,956)     (5,167,789)     (1,515,537)       (331,129)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,383,885       8,365,633      13,327,636       2,096,060       4,375,065
Net transfers(1)                                         79,138      19,523,010      21,608,096       2,311,171      11,504,057
Transfers for policy loans                              (39,125)        (30,660)        (62,583)        (28,864)        (21,834)
Policy charges                                         (977,841)     (1,406,929)     (2,297,799)       (328,258)       (727,733)
Contract terminations:
   Surrender benefits                                  (348,867)       (725,646)       (978,449)       (101,754)       (270,313)
   Death benefits                                        (1,047)         (4,871)        (22,955)            (23)         (9,122)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,096,143      25,720,537      31,573,946       3,948,332      14,850,120
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      18,574,837      14,694,057      26,662,167       4,415,498       6,801,142
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  14,650,684    $ 35,778,638    $ 53,068,324    $  6,848,293    $ 21,320,133
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               15,951,767      16,412,651      23,650,921       6,414,482       5,495,055
Contract purchase payments                            4,914,668      10,648,379      12,544,238       3,401,969       3,430,106
Net transfers(1)                                       (146,775)     24,279,508      19,836,680       3,732,095       8,961,187
Transfers for policy loans                              (44,704)        (44,128)        (59,455)        (50,314)        (17,900)
Policy charges                                       (1,024,624)     (1,877,759)     (2,194,641)       (698,017)       (601,337)
Contract terminations:
   Surrender benefits                                  (502,742)     (1,007,303)     (1,039,591)       (199,666)       (233,365)
   Death benefits                                        (1,298)         (6,461)        (20,858)            (40)         (7,110)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     19,146,292      48,404,887      52,717,294      12,600,509      17,026,636
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FSV             FIF             FSE             FUE             FMC
OPERATIONS
Investment income (loss) -- net                   $     (37,190)   $    103,799    $    (22,190)   $     (7,433)   $    143,622
Net realized gain (loss) on sales of investments        (14,121)       (121,194)        (14,908)        (34,154)           (968)
Distributions from capital gains                        179,419              --              --              --         104,748
Net change in unrealized appreciation or
  depreciation of investments                        (1,124,123)     (3,537,839)       (762,604)     (1,750,531)     (2,412,063)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (996,015)     (3,555,234)       (799,702)     (1,792,118)     (2,164,661)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,815,493       4,258,108       1,521,119       2,499,848       7,194,529
Net transfers(1)                                      5,582,174       8,434,821       2,052,501       3,594,936      18,717,987
Transfers for policy loans                                2,466         (76,008)        (42,830)         (7,223)        (73,703)
Policy charges                                         (346,469)       (774,609)       (230,988)       (365,433)     (1,210,194)
Contract terminations:
   Surrender benefits                                  (131,902)       (294,593)        (67,812)       (154,113)       (595,281)
   Death benefits                                            --          (4,253)             --              --             (24)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        6,921,762      11,543,466       3,231,990       5,568,015      24,033,314
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,846,753      11,327,807       2,588,085       4,931,550      12,096,095
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   9,772,500    $ 19,316,039    $  5,020,373    $  8,707,447    $ 33,964,748
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,004,254      12,595,870       2,459,460       6,233,984       9,095,024
Contract purchase payments                            1,491,564       5,256,306       1,548,403       3,665,606       5,467,752
Net transfers(1)                                      4,387,634      10,193,397       2,006,481       5,122,844      13,933,901
Transfers for policy loans                                2,316         (94,123)        (40,575)         (9,185)        (57,411)
Policy charges                                         (282,796)       (912,186)       (230,336)       (539,687)       (928,747)
Contract terminations:
   Surrender benefits                                  (115,295)       (424,251)        (81,164)       (254,032)       (485,264)
   Death benefits                                            --          (4,899)             --              --             (19)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,487,677      26,610,114       5,662,269      14,219,530      27,025,236
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FGT             FIG             FAG             FIP             FGW
OPERATIONS
Investment income (loss) -- net                   $     (44,738)   $    (31,997)   $    (67,920)   $    (36,409)   $   (123,946)
Net realized gain (loss) on sales of investments       (386,028)       (164,536)       (409,597)        (17,873)       (206,989)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (2,361,491)     (5,506,829)     (2,143,028)       (500,117)     (4,425,110)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (2,792,257)     (5,703,362)     (2,620,545)       (554,399)     (4,756,045)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,054,920       5,926,924       2,981,252       1,371,755       4,247,058
Net transfers(1)                                         89,117       4,744,517         187,701       2,630,879       4,840,057
Transfers for policy loans                              (39,912)        (53,346)        (28,365)        (14,137)        (49,254)
Policy charges                                         (352,074)     (1,044,772)       (567,402)       (188,942)       (758,596)
Contract terminations:
   Surrender benefits                                  (114,441)       (400,659)       (151,808)       (106,613)       (378,039)
   Death benefits                                          (100)         (3,687)             --              --          (6,699)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,637,510       9,168,977       2,421,378       3,692,942       7,894,527
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,793,976      15,760,246       7,786,649       3,010,665      11,529,113
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   4,639,229    $ 19,225,861    $  7,587,482    $  6,149,208    $ 14,667,595
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               12,968,976      24,849,108      17,310,233       4,159,385      16,763,506
Contract purchase payments                            6,247,766      11,116,744       8,233,213       2,028,554       7,438,324
Net transfers(1)                                        198,020       8,286,843         279,956       3,874,496       7,734,967
Transfers for policy loans                             (129,316)        (99,459)        (76,402)        (19,926)        (89,787)
Policy charges                                       (1,051,698)     (2,068,429)     (1,462,371)       (269,538)     (1,375,655)
Contract terminations:
   Surrender benefits                                  (493,587)       (878,223)       (612,001)       (171,918)       (688,613)
   Death benefits                                          (245)         (6,393)             --              --         (11,645)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     17,739,916      41,200,191      23,672,628       9,601,053      29,771,097
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FDS             FPH             FIN             FNO             FVS
OPERATIONS
Investment income (loss) -- net                   $    (132,690)   $    521,484    $    (20,139)   $ (2,025,703)   $    (73,331)
Net realized gain (loss) on sales of investments        (59,314)       (119,557)        (94,693)    (27,243,690)       (264,059)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (5,680,709)       (463,847)       (955,096)    (59,062,276)     (2,798,205)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (5,872,713)        (61,920)     (1,069,928)    (88,331,669)     (3,135,595)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,955,293       1,143,895       2,649,452      52,462,744       3,494,876
Net transfers(1)                                      6,756,339       2,267,804         297,680     (38,450,861)         19,258
Transfers for policy loans                              (94,539)          9,261         (38,967)       (526,910)        (47,652)
Policy charges                                         (884,240)       (332,069)       (449,210)    (16,053,502)       (565,665)
Contract terminations:
   Surrender benefits                                  (335,378)        (94,190)       (114,724)     (8,682,280)       (156,766)
   Death benefits                                          (170)             --          (1,355)       (128,627)         (3,898)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       10,397,305       2,994,701       2,342,876     (11,379,436)      2,740,153
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      12,082,775       4,367,280       6,137,754     287,829,930       8,403,404
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  16,607,367    $  7,300,061    $  7,410,702    $188,118,825    $  8,007,962
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               13,315,317       4,713,296      12,061,934     229,365,799      14,086,969
Contract purchase payments                            6,907,771       1,260,003       5,626,242      51,731,468       7,249,921
Net transfers(1)                                      8,779,358       2,509,180         638,223     (38,429,942)       (169,741)
Transfers for policy loans                             (130,623)         10,270         (82,277)       (509,901)       (100,837)
Policy charges                                       (1,230,477)       (352,800)       (889,838)    (15,336,383)     (1,096,568)
Contract terminations:
   Surrender benefits                                  (562,442)       (132,323)       (337,099)     (9,699,077)       (442,326)
   Death benefits                                          (230)             --          (3,052)       (123,459)         (9,299)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     27,078,674       8,007,626      17,014,133     216,998,505      19,518,119
===============================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               FMI             FVA             FIC             FSP
OPERATIONS
Investment income (loss) -- net                   $    (263,942)   $   (288,323)   $    (69,448)   $   (152,495)
Net realized gain (loss) on sales of investments        (14,674)       (138,160)         (6,312)         (9,201)
Distributions from capital gains                      1,167,274         806,428              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (6,719,299)     (6,300,934)     (1,301,980)     (3,330,666)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (5,830,641)     (5,920,989)     (1,377,740)     (3,492,362)
===============================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            8,945,203      12,223,281       2,711,729       5,529,799
Net transfers(1)                                     23,659,920      19,094,109       4,894,676      11,625,084
Transfers for policy loans                             (172,957)        (59,042)        (30,761)        (46,926)
Policy charges                                       (1,603,787)     (2,206,700)       (366,706)       (866,852)
Contract terminations:
   Surrender benefits                                  (735,715)       (963,175)       (119,328)       (411,502)
   Death benefits                                       (17,454)        (28,195)           (653)         (1,143)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       30,075,210      28,060,278       7,088,957      15,828,460
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      14,350,890      28,053,526       4,725,425       9,912,334
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  38,595,459    $ 50,192,815    $ 10,436,642    $ 22,248,432
===============================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                9,732,936      19,730,635       8,156,564       8,497,427
Contract purchase payments                            6,493,401       9,159,506       5,024,147       5,341,239
Net transfers(1)                                     16,031,448      13,580,936       8,900,935      10,713,041
Transfers for policy loans                             (119,141)        (43,958)        (57,882)        (35,777)
Policy charges                                       (1,211,146)     (1,711,109)       (658,831)       (937,060)
Contract terminations:
   Surrender benefits                                  (600,657)       (795,599)       (266,356)       (443,528)
   Death benefits                                       (10,897)        (20,782)         (1,303)         (1,203)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     30,315,944      39,899,629      21,097,274      23,134,139
===============================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                              U              FEI              Y               V               IL
OPERATIONS
Investment income (loss) -- net                    $    (7,089,703)  $     10,333    $    671,501    $  4,882,460    $     80,755
Net realized gain (loss) on sales of investments       (21,494,097)         6,397          37,135        (268,603)    (10,672,282)
Distributions from capital gains                       124,530,218          5,453              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                         (499,021,511)        22,703          38,981       1,711,632     (81,853,458)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (403,075,093)        44,886         747,617       6,325,489     (92,444,985)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             125,669,182        908,744       3,057,507      11,570,273      41,530,379
Net transfers(1)                                       (33,479,600)     1,212,682       3,005,337       1,549,651     (24,474,987)
Transfers for policy loans                              (4,772,104)       (21,278)        (70,713)       (422,424)       (822,398)
Policy charges                                         (48,409,334)      (190,204)     (1,466,997)     (6,522,269)    (12,553,814)
Contract terminations:
   Surrender benefits                                  (43,712,938)       (58,155)       (736,799)     (3,772,886)    (11,949,335)
   Death benefits                                         (567,404)            --          (8,257)       (137,243)       (144,230)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (5,272,198)     1,851,789       3,780,078       2,265,102      (8,414,385)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,245,313,720      3,520,146      13,543,423      85,476,399     320,034,481
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $   836,966,429   $  5,416,821    $ 18,071,118    $ 94,066,990    $219,175,111
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 215,262,312      3,643,219       5,713,325      35,690,327     148,300,821
Contract purchase payments                              29,608,487        937,471       1,248,917       4,634,471      24,317,212
Net transfers(1)                                        (8,397,318)     1,261,373       1,239,290         921,055     (15,063,662)
Transfers for policy loans                              (1,020,493)       (22,658)        (29,089)       (170,621)       (457,116)
Policy charges                                         (11,646,215)      (199,373)       (620,609)     (2,831,239)     (7,482,567)
Contract terminations:
   Surrender benefits                                  (10,568,123)       (65,924)       (304,769)     (1,538,485)     (7,358,973)
   Death benefits                                         (146,421)            --          (3,372)        (52,483)        (98,927)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       213,092,229      5,554,108       7,243,693      36,653,025     142,156,788
=================================================================================================================================


See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 X               W              FBC             FBD             FCR
OPERATIONS
Investment income (loss) -- net                    $  5,016,639    $  1,809,329    $     (2,978)   $    277,202    $     (1,594)
Net realized gain (loss) on sales of investments     (4,443,173)            427         (21,833)          2,454         (40,498)
Distributions from capital gains                        102,336              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      (123,553,064)          2,918        (213,703)        (80,226)        (12,212)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (122,877,262)      1,812,674        (238,514)        199,430         (54,304)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           61,862,093      40,646,761         886,467       2,668,681         258,872
Net transfers(1)                                    (23,844,678)    (19,821,813)      1,023,440      10,468,190         356,275
Transfers for policy loans                           (2,060,664)       (437,042)         (4,719)         17,018             118
Policy charges                                      (29,659,084)     (8,174,659)       (116,514)       (362,508)        (32,847)
Contract terminations:
   Surrender benefits                               (22,644,539)     (2,827,883)        (12,911)       (133,017)         (2,122)
   Death benefits                                      (231,592)         (5,428)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (16,578,464)      9,379,936       1,775,763      12,658,364         580,296
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     608,504,289      57,190,200         832,509         610,155          97,768
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $469,048,563    $ 68,382,810    $  2,369,758    $ 13,467,949    $    623,760
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              143,706,891      31,841,861         932,662         568,365         114,993
Contract purchase payments                           17,655,889      22,231,893       1,148,603       2,355,138         367,000
Net transfers(1)                                     (6,707,916)    (10,690,500)      1,304,048       9,255,906         472,686
Transfers for policy loans                             (569,221)       (236,543)         (6,348)         14,852            (319)
Policy charges                                       (8,838,033)     (4,524,740)       (147,971)       (315,540)        (47,066)
Contract terminations:
   Surrender benefits                                (6,640,774)     (1,637,701)        (22,889)       (121,014)         (3,205)
   Death benefits                                       (86,576)         (1,895)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    138,520,260      36,982,375       3,208,105      11,757,707         904,089
===============================================================================================================================


See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FCM             FDE             FEM             FEX             FFI
OPERATIONS
Investment income (loss) -- net                     $    271,284    $     23,759    $     (1,733)   $    314,670    $     59,892
Net realized gain (loss) on sales of investments              22            (504)         (5,648)         (5,805)          4,306
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               (642)        205,389           8,428        (260,957)        (20,534)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              270,664         228,644           1,047          47,908          43,664
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            16,733,521       1,760,295          80,158       1,177,972         890,807
Net transfers(1)                                       3,681,202      12,751,705         110,062       5,374,555       3,998,845
Transfers for policy loans                               120,463         (22,278)         (1,877)        (11,942)         78,441
Policy charges                                        (1,564,616)       (216,304)        (10,633)       (140,157)       (123,590)
Contract terminations:
    Surrender benefits                                  (474,469)        (97,627)         (7,951)        (43,525)       (202,969)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        18,496,101      14,175,791         169,759       6,356,903       4,641,534
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,096,748         269,172         109,451         745,358         127,441
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 22,863,513    $ 14,673,607    $    280,257    $  7,150,169    $  4,812,639
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,973,776         272,852         141,154         804,192         118,812
Contract purchase payments                            15,901,546       1,805,810         111,158       1,228,254         796,429
Net transfers(1)                                       3,519,286      12,965,865         146,395       5,588,192       3,564,792
Transfers for policy loans                               115,071         (22,980)         (2,622)        (12,345)         68,966
Policy charges                                        (1,459,845)       (221,761)        (14,700)       (144,145)       (109,904)
Contract terminations:
    Surrender benefits                                  (476,350)       (104,854)        (11,453)        (47,871)       (182,432)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      21,573,484      14,694,932         369,932       7,416,277       4,256,663
================================================================================================================================


See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGB             FGR            FIE              FMF             FND
OPERATIONS
Investment income (loss) -- net                     $     27,747    $    (61,554)   $      2,749    $     27,821    $   (298,541)
Net realized gain (loss) on sales of investments             973         (90,685)        (62,256)        (28,115)        (98,898)
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (16,471)     (2,139,731)       (147,032)       (136,357)     (6,499,837)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               12,249      (2,291,970)       (206,539)       (136,651)     (6,897,276)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               330,262       4,342,085         463,028       1,038,634      21,335,131
Net transfers(1)                                       1,159,771       3,823,656         333,288       1,487,932      27,620,907
Transfers for policy loans                                 9,372         (49,913)         (3,923)         (6,583)       (211,478)
Policy charges                                           (52,396)       (548,978)        (64,007)       (201,002)     (3,469,137)
Contract terminations:
    Surrender benefits                                   (16,631)        (76,801)         (4,716)        (11,218)       (893,719)
    Death benefits                                            --              --              --              --         (24,182)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,430,378       7,490,049         723,670       2,307,763      44,357,522
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          214,503       4,494,469         476,141         566,546      33,486,784
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  1,657,130    $  9,692,548    $    993,272    $  2,737,658    $ 70,947,030
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   200,321       5,835,019         554,025         590,535      32,255,078
Contract purchase payments                               310,022       7,378,052         705,777       1,177,060      24,292,365
Net transfers(1)                                       1,085,730       6,359,146         486,714       1,708,602      31,573,158
Transfers for policy loans                                 8,601         (84,000)         (5,476)         (7,718)       (239,160)
Policy charges                                           (34,637)       (932,887)        (96,714)       (233,197)     (3,843,786)
Contract terminations:
    Surrender benefits                                   (29,169)       (165,710)         (8,265)        (14,523)     (1,227,987)
    Death benefits                                            --              --              --              --         (22,214)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,540,868      18,389,620       1,636,061       3,220,759      82,787,454
================================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FIV             FSM            FSA              FCA             FCD
OPERATIONS
Investment income (loss) -- net                     $      5,596    $    (16,478)   $    (27,393)   $    (24,701)   $    (21,168)
Net realized gain (loss) on sales of investments         (16,165)         (3,437)        (70,428)        (14,453)         (9,531)
Distributions from capital gains                              --              --              --         334,902              --
Net change in unrealized appreciation or
  depreciation of investments                           (351,202)        113,812      (1,305,987)       (873,698)        (85,311)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (361,771)         93,897      (1,403,808)       (577,950)       (116,010)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,164,888       1,054,730       2,665,080       1,824,650       1,080,947
Net transfers(1)                                       6,968,654       2,427,206       2,457,345       1,852,475       1,988,150
Transfers for policy loans                                (2,157)         (1,257)        (32,894)        (14,980)         (9,026)
Policy charges                                          (235,097)       (106,341)       (351,889)       (214,848)       (118,119)
Contract terminations:
    Surrender benefits                                   (76,699)        (21,461)        (49,191)        (46,883)        (19,496)
    Death benefits                                            --              --            (387)           (249)             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,819,589       3,352,877       4,688,064       3,400,165       2,922,456
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          953,239         488,242       2,448,854       1,558,023       1,026,294
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  9,411,057    $  3,935,016    $  5,733,110    $  4,380,238    $  3,832,740
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,051,789         490,112       2,824,448       1,776,427       1,024,134
Contract purchase payments                             2,671,068       1,184,811       4,226,117       2,625,264       1,193,102
Net transfers(1)                                       8,648,348       2,735,475       3,607,190       2,569,643       2,143,200
Transfers for policy loans                                (1,798)         (1,512)        (58,485)        (20,922)         (9,487)
Policy charges                                          (295,087)       (117,995)       (551,360)       (306,765)       (127,773)
Contract terminations:
    Surrender benefits                                  (103,270)        (26,732)       (102,567)        (75,807)        (24,629)
    Death benefits                                            --              --            (721)           (405)             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      11,971,050       4,264,159       9,944,622       6,567,435       4,198,547
================================================================================================================================


See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGI             FIR            FVL              FSB             FEG
OPERATIONS
Investment income (loss) -- net                     $ (3,201,811)   $    (27,861)   $    (31,849)   $     35,729    $     (9,283)
Net realized gain (loss) on sales of investments      (2,933,104)         (2,409)         11,172          (4,724)         (5,769)
Distributions from capital gains                              --         119,628              --          19,347              --
Net change in unrealized appreciation or
  depreciation of investments                        (99,566,372)       (914,369)      2,643,243         (71,023)        (92,360)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (105,701,287)       (825,011)      2,622,566         (20,671)       (107,412)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            77,753,841       1,505,030       5,035,494         178,561         525,264
Net transfers(1)                                      (7,648,120)      4,888,535      15,843,989         822,606         448,764
Transfers for policy loans                            (1,368,069)        (11,654)       (104,394)           (193)         (5,277)
Policy charges                                       (21,171,846)       (149,791)       (819,274)        (24,247)        (62,716)
Contract terminations:
    Surrender benefits                               (15,808,740)        (61,753)       (311,321)           (505)        (22,336)
    Death benefits                                      (134,903)             --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        31,622,163       6,170,367      19,644,494         976,222         883,699
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      429,552,535       1,073,610      10,468,022         110,913         680,251
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $355,473,411    $  6,418,966    $ 32,735,082    $  1,066,464    $  1,456,538
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               241,424,864       1,184,141      10,127,452         114,256         694,763
Contract purchase payments                            53,020,512       2,193,343       4,676,098         197,146         667,584
Net transfers(1)                                      (6,089,918)      7,039,682      14,685,706         906,039         549,392
Transfers for policy loans                              (916,315)        (17,781)        (97,009)           (225)         (7,092)
Policy charges                                       (14,566,316)       (217,121)       (752,167)        (25,318)        (79,279)
Contract terminations:
    Surrender benefits                               (11,512,560)        (95,221)       (313,800)         (2,160)        (30,060)
    Death benefits                                       (97,519)             --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     261,262,748      10,087,043      28,326,280       1,189,738       1,795,308
================================================================================================================================

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FSC             FGC            FMP              FOS             FRE
OPERATIONS
Investment income (loss) -- net                     $   (139,402)   $    (32,090)   $   (111,709)   $     37,405    $     50,235
Net realized gain (loss) on sales of investments        (200,933)         (5,072)         (8,534)        (19,843)            152
Distributions from capital gains                              --          64,456              --          93,526              --
Net change in unrealized appreciation or
  depreciation of investments                         (2,186,992)        (55,494)        890,635        (609,567)        240,426
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (2,527,327)        (28,200)        770,392        (498,479)        290,813
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             5,512,027       3,112,822       6,051,309       1,147,159       1,331,548
Net transfers(1)                                       1,080,739      10,798,153      17,395,451       2,872,555       5,115,915
Transfers for policy loans                               (54,010)        (37,999)        (62,449)          5,687         (15,021)
Policy charges                                          (896,468)       (347,152)       (733,225)       (130,123)       (145,426)
Contract terminations:
    Surrender benefits                                  (363,757)        (93,786)       (325,397)        (39,954)        (47,013)
    Death benefits                                             2              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         5,278,533      13,432,038      22,325,689       3,855,324       6,240,003
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       15,823,631       1,290,219       3,566,086       1,058,653         270,326
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 18,574,837    $ 14,694,057    $ 26,662,167    $  4,415,498    $  6,801,142
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                11,310,722       1,301,749       3,029,401       1,199,790         233,481
Contract purchase payments                             4,926,566       3,506,577       5,604,627       1,555,019       1,123,509
Net transfers(1)                                         911,031      12,164,327      16,056,885       3,924,125       4,312,862
Transfers for policy loans                               (45,167)        (42,689)        (57,806)          8,275         (12,370)
Policy charges                                          (766,510)       (402,719)       (670,873)       (211,784)       (121,050)
Contract terminations:
    Surrender benefits                                  (384,875)       (114,594)       (311,313)        (60,943)        (41,377)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      15,951,767      16,412,651      23,650,921       6,414,482       5,495,055
================================================================================================================================


See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FSV             FIF            FIS              FSE             FUE
OPERATIONS
Investment income (loss) -- net                     $     (8,612)   $    176,451    $      4,400    $     (3,432)   $     (1,797)
Net realized gain (loss) on sales of investments          (1,120)        (62,796)         (1,726)              6         (25,308)
Distributions from capital gains                          22,083       2,042,062              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            220,369      (3,718,196)         10,284         154,305        (221,732)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              232,720      (1,562,479)         12,958         150,879        (248,837)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               569,755       2,572,929         151,470         655,902       1,226,054
Net transfers(1)                                       3,096,275       2,302,950         426,979       1,523,872       3,053,969
Transfers for policy loans                               (28,129)        (38,402)          2,266            (706)         (8,602)
Policy charges                                           (72,560)       (454,687)        (16,853)        (72,534)       (150,419)
Contract terminations:
    Surrender benefits                                   (43,564)       (204,020)         (1,953)        (17,414)        (46,506)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         3,521,777       4,178,770         561,909       2,089,120       4,074,496
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           92,256       8,711,516          68,626         348,086       1,105,891
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  3,846,753    $ 11,327,807    $    643,493    $  2,588,085    $  4,931,550
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    81,251       8,063,174          70,298         342,767       1,219,898
Contract purchase payments                               475,499       2,714,664         166,395         666,975       1,530,116
Net transfers(1)                                       2,568,198       2,559,582         464,228       1,541,676       3,741,449
Transfers for policy loans                               (22,807)        (36,582)          2,627            (702)        (11,031)
Policy charges                                           (60,534)       (450,482)        (16,869)        (72,187)       (185,557)
Contract terminations:
    Surrender benefits                                   (37,353)       (254,486)         (3,639)        (19,069)        (60,891)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,004,254      12,595,870         683,040       2,459,460       6,233,984
================================================================================================================================


See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FMC             FAG            FGT              FIG             FIP
OPERATIONS
Investment income (loss) -- net                     $     66,288    $    (52,502)   $    (10,498)   $    (10,803)   $    (11,408)
Net realized gain (loss) on sales of investments             366         (53,697)       (123,280)        (25,760)         (2,344)
Distributions from capital gains                         536,576              --              --              --           5,234
Net change in unrealized appreciation or
  depreciation of investments                            107,132      (2,638,902)     (1,971,927)     (1,719,334)       (277,122)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              710,362      (2,745,101)     (2,105,705)     (1,755,897)       (285,640)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,152,879       3,636,498       2,536,255       4,364,965         578,101
Net transfers(1)                                       9,150,524       3,030,827       1,916,159       9,158,545       2,520,884
Transfers for policy loans                                 4,895         (33,614)        (24,328)        (51,798)          6,010
Policy charges                                          (217,365)       (470,748)       (315,276)       (536,904)        (57,004)
Contract terminations:
    Surrender benefits                                   (97,853)        (93,994)        (90,030)       (201,395)        (27,352)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,993,080       6,068,969       4,022,780      12,733,413       3,020,639
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          392,653       4,462,781       3,876,901       4,782,730         275,666
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 12,096,095    $  7,786,649    $  5,793,976    $ 15,760,246    $  3,010,665
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   327,812       5,937,849       5,390,454       5,721,975         286,622
Contract purchase payments                             1,722,481       7,073,842       5,077,086       6,590,352         758,423
Net transfers(1)                                       7,291,486       5,488,616       3,387,534      13,733,647       3,218,970
Transfers for policy loans                                 4,955         (70,479)        (54,370)        (70,631)          8,482
Policy charges                                          (172,247)       (888,193)       (594,369)       (791,024)        (73,707)
Contract terminations:
    Surrender benefits                                   (79,463)       (231,402)       (237,359)       (335,211)        (39,405)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,095,024      17,310,233      12,968,976      24,849,108       4,159,385
================================================================================================================================


See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGW             FDS            FPH              FIN             FNO
OPERATIONS
Investment income (loss) -- net                     $    (48,132)   $    (54,661)   $    389,009    $    (40,682)   $ (2,749,346)
Net realized gain (loss) on sales of investments          (9,055)        (10,930)        (37,294)         (3,812)     (6,042,819)
Distributions from capital gains                          26,071         123,787              --              --      57,825,740
Net change in unrealized appreciation or
  depreciation of investments                           (985,505)        158,445        (280,601)     (1,266,992)   (169,289,316)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (1,016,621)        216,641          71,114      (1,311,486)   (120,255,741)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,781,376       2,997,082         836,537       2,798,761      74,138,723
Net transfers(1)                                       8,188,452       6,915,600       1,174,318       1,854,797      (6,933,256)
Transfers for policy loans                                (2,106)        (24,881)            990         (14,364)       (896,264)
Policy charges                                          (330,806)       (357,577)       (207,408)       (326,891)    (17,582,750)
Contract terminations:
    Surrender benefits                                   (99,597)        (97,971)        (31,390)        (77,163)    (13,115,244)
    Death benefits                                            --              --              --          (2,728)        (30,810)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,537,319       9,432,253       1,773,047       4,232,412      35,580,399
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,008,415       2,433,881       2,523,119       3,216,828     372,505,272
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 11,529,113    $ 12,082,775    $  4,367,280    $  6,137,754    $287,829,930
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,175,333       2,518,391       2,796,817       4,467,894     205,937,600
Contract purchase payments                             3,896,557       3,463,153         907,181       5,108,520      53,652,825
Net transfers(1)                                      11,308,702       7,892,126       1,267,717       3,267,247      (6,726,326)
Transfers for policy loans                                (1,609)        (29,255)            865         (24,807)       (618,972)
Policy charges                                          (455,201)       (407,724)       (212,718)       (585,031)    (12,643,365)
Contract terminations:
    Surrender benefits                                  (160,276)       (121,374)        (46,566)       (166,578)    (10,171,494)
    Death benefits                                            --              --              --          (5,311)        (64,469)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      16,763,506      13,315,317       4,713,296      12,061,934     229,365,799
================================================================================================================================


See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FVS             FMI            FVA              FIC             FSP
OPERATIONS
Investment income (loss) -- net                     $    (50,523)   $    (44,746)   $    (76,224)   $    (24,490)   $    (33,500)
Net realized gain (loss) on sales of investments         (73,134)            821           7,330         (14,104)         (2,756)
Distributions from capital gains                         519,406         204,020          93,713         578,266              --
Net change in unrealized appreciation or
  depreciation of investments                         (2,233,239)      1,289,677       1,362,113      (1,125,768)        577,467
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (1,837,490)      1,449,772       1,386,932        (586,096)        541,211
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             3,685,759       2,331,902       4,615,329       1,433,063       1,891,301
Net transfers(1)                                       3,488,285      10,090,450      21,974,741       2,636,427       6,850,038
Transfers for policy loans                               (40,053)        (28,008)        (12,197)        (12,271)        (10,121)
Policy charges                                          (434,660)       (246,708)       (514,306)       (158,779)       (202,873)
Contract terminations:
    Surrender benefits                                   (89,459)        (89,874)       (211,005)        (55,323)        (97,572)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         6,609,872      12,057,762      25,852,562       3,843,117       8,430,773
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,631,022         843,356         814,032       1,468,404         940,350
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  8,403,404    $ 14,350,890    $ 28,053,526    $  4,725,425    $  9,912,334
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 4,011,016         735,242         645,018       1,980,589         889,813
Contract purchase payments                             5,781,472       1,754,786       3,427,544       2,298,405       1,723,377
Net transfers(1)                                       5,190,217       7,515,629      16,219,430       4,239,117       6,165,569
Transfers for policy loans                               (59,373)        (19,431)         (7,331)        (19,165)         (8,880)
Policy charges                                          (671,376)       (183,233)       (390,834)       (224,417)       (181,091)
Contract terminations:
    Surrender benefits                                  (164,987)        (70,057)       (163,192)       (117,965)        (91,361)
    Death benefits                                            --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      14,086,969       9,732,936      19,730,635       8,156,564       8,497,427
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                                        SHARES
----------------------------------------------------------------------------------------------------------------
U              IDS Life Series Fund - Equity Portfolio                                                43,705,307
FEI            IDS Life Series Fund - Equity Income Portfolio                                            873,482
Y              IDS Life Series Fund - Government Securities Portfolio                                  2,259,642
V              IDS Life Series Fund - Income Portfolio                                                 9,219,202
IL             IDS Life Series Fund - International Equity Portfolio                                  17,688,448

X              IDS Life Series Fund - Managed Portfolio                                               28,294,619
W              IDS Life Series Fund - Money Market Portfolio                                          62,919,263
FBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                      439,024
FBD            AXP(R) Variable Portfolio - Bond Fund(1)                                                2,910,030
FCR            AXP(R) Variable Portfolio - Capital Resource Fund                                          80,378

FCM            AXP(R) Variable Portfolio - Cash Management Fund                                       31,893,391
FDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund                              3,356,003
FEM            AXP(R) Variable Portfolio - Emerging Markets Fund                                         170,614
FEX            AXP(R) Variable Portfolio - Extra Income Fund(2)                                        2,689,764
FFI            AXP(R) Variable Portfolio - Federal Income Fund(3)                                      1,760,360

FGB            AXP(R) Variable Portfolio - Global Bond Fund                                              609,315
FGR            AXP(R) Variable Portfolio - Growth Fund                                                 2,372,483
FIE            AXP(R) Variable Portfolio - International Fund                                            202,651
FMF            AXP(R) Variable Portfolio - Managed Fund                                                  328,552
FND            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      7,207,728

FIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                                          2,789,554
FSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                                      741,188
FSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                                      890,152
FCA            AIM V.I. Capital Appreciation Fund, Series I Shares                                       361,831
FCD            AIM V.I. Capital Development Fund, Series I Shares                                        517,383

FGI            AIM V.I. Core Equity Fund, Series I Shares                                             16,373,909
FIR            American Century(R) VP International, Class I                                           2,086,694
FVL            American Century(R) VP Value, Class I                                                   8,802,155
FSB            Calvert Variable Series, Inc. Social Balanced Portfolio                                 1,410,412
FEG            Credit Suisse Trust - Emerging Growth Portfolio                                           168,665

FSC            Credit Suisse Trust - Small Cap Growth Portfolio                                        1,577,038
FGC            Fidelity(R) VIP Growth & Income Portfolio Service Class                                 3,312,837
FMP            Fidelity(R) VIP Mid Cap Portfolio Service Class                                         3,039,423
FOS            Fidelity(R) VIP Overseas Portfolio Service Class                                          625,987
FRE            FTVIPT Franklin Real Estate Fund - Class 2                                              1,192,401

FSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                               1,016,909
FIF            FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                   2,050,535
FSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                          546,287
FUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                             1,025,612
FMC            Goldman Sachs VIT Mid Cap Value Fund                                                    3,201,201

FGT            Janus Aspen Series Global Technology Portfolio: Service Shares                          1,924,991
FIG            Janus Aspen Series International Growth Portfolio: Service Shares                       1,119,084
FAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                               485,754
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
FIP            Lazard Retirement International Equity Portfolio                                          758,225

FGW            MFS(R) Investors Growth Stock Series - Service Class                                    2,098,368
FDS            MFS(R) New Discovery Series - Service Class                                             1,599,939
FPH            Putnam VT High Yield Fund - Class IB Shares                                             1,035,470
FIN            Putnam VT International New Opportunities Fund - Class IB Shares                          885,389
FNO            Putnam VT New Opportunities Fund - Class IA Shares                                     16,189,228

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                                       SHARES
----------------------------------------------------------------------------------------------------------------
FVS            Putnam VT Vista Fund - Class IB Shares                                                  1,017,530
FMI            Royce Micro-Cap Portfolio                                                               5,078,350
FVA            Third Avenue Value Portfolio                                                            3,348,420
FIC            Wanger International Small Cap                                                            786,484
FSP            Wanger U.S. Smaller Companies                                                           1,201,968

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.
(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.
(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the American Express Variable Universal Life III(SM) Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES
IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

5. SURRENDER CHARGES
IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the IDS Life Series Funds and American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets and in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                                       PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                                                                               0.70%
IDS Life Series Fund - Equity Income Portfolio                                                                        0.70%
IDS Life Series Fund - Government Securities Portfolio                                                                0.70%
IDS Life Series Fund - Income Portfolio                                                                               0.70%
IDS Life Series Fund - International Equity Portfolio                                                                 0.95%

IDS Life Series Fund - Managed Portfolio                                                                              0.70%
IDS Life Series Fund - Money Market Portfolio                                                                         0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                       0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                                          0.630% to 0.570%

AXP(R) Variable Portfolio - Cash Management Fund                                                           0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                          1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                                                              0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                            0.610% to 0.535%

AXP(R) Variable Portfolio - Global Bond Fund                                                               0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                    0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                             0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                                   0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                         0.630% to 0.570%

AXP(R) Variable Portfolio - S&P 500 Index Fund                                                             0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                       0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                       0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                             MAXIMUM                    MAXIMUM
                                                                           ADJUSTMENT                 ADJUSTMENT
FUND                                                                 (PRIOR TO DEC. 1, 2002)     (AFTER DEC. 1, 2002)
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                   0.08%                    0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                       N/A                     0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                             0.08%                    0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                      0.12%                    0.12%
AXP(R) Variable Portfolio - Growth Fund                                                0.12%                    0.12%

AXP(R) Variable Portfolio - International Fund                                          N/A                     0.12%
AXP(R) Variable Portfolio - Managed Fund                                                N/A                     0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      N/A                     0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   0.12%                    0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                    N/A                     0.12%

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%

AXP(R) Variable Portfolio - Emerging Markets Fund                               0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%

AXP(R) Variable Portfolio - International Fund                                  0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.060% to 0.035%

The IDS Life Series Funds and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT   INVESTMENT                                                            PURCHASES
----------------------------------------------------------------------------------------------
U            IDS Life Series Fund - Equity Portfolio                             $  20,128,674
FEI          IDS Life Series Fund - Equity Income Portfolio                          3,620,781
Y            IDS Life Series Fund - Government Securities Portfolio                  7,839,582
V            IDS Life Series Fund - Income Portfolio                                 7,188,231
IL           IDS Life Series Fund - International Equity Portfolio                   6,776,852

X            IDS Life Series Fund - Managed Portfolio                               13,455,391
W            IDS Life Series Fund - Money Market Portfolio                          16,603,607
FBC          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    1,398,193
FBD          AXP(R) Variable Portfolio - Bond Fund                                  18,064,522
FCR          AXP(R) Variable Portfolio - Capital Resource Fund                         974,239

FCM          AXP(R) Variable Portfolio - Cash Management Fund                       25,644,623
FDE          AXP(R) Variable Portfolio - Diversified Equity Income Fund             18,188,980
FEM          AXP(R) Variable Portfolio - Emerging Markets Fund                       1,079,153
FEX          AXP(R) Variable Portfolio - Extra Income Fund                          10,369,969
FFI          AXP(R) Variable Portfolio - Federal Income Fund                        14,717,639

FGB          AXP(R) Variable Portfolio - Global Bond Fund                            4,732,088
FGR          AXP(R) Variable Portfolio - Growth Fund                                 5,326,808
FIE          AXP(R) Variable Portfolio - International Fund                            820,166
FMF          AXP(R) Variable Portfolio - Managed Fund                                2,786,432
FND          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     40,845,883

FIV          AXP(R) Variable Portfolio - S&P 500 Index Fund                         11,916,330
FSM          AXP(R) Variable Portfolio - Small Cap Advantage Fund                    3,817,278
FSA          AXP(R) Variable Portfolio - Strategy Aggressive Fund                    2,022,775
FCA          AIM V.I. Capital Appreciation Fund, Series I Shares                     3,153,503
FCD          AIM V.I. Capital Development Fund, Series I Shares                      2,773,574

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

SUBACCOUNT   INVESTMENT                                                                           PURCHASES
-------------------------------------------------------------------------------------------------------------
FGI          AIM V.I. Core Equity Fund, Series I Shares                                         $  14,886,423
FIR          American Century(R) VP International, Class I                                          7,108,193
FVL          American Century(R) VP Value, Class I                                                 30,195,164
FSB          Calvert Variable Series, Inc. Social Balanced Portfolio                                1,391,493
FEG          Credit Suisse Trust - Emerging Growth Portfolio                                          464,966

FSC          Credit Suisse Trust - Small Cap Growth Portfolio                                       3,804,670
FGC          Fidelity(R) VIP Growth & Income Portfolio Service Class                               25,797,107
FMP          Fidelity(R) VIP Mid Cap Portfolio Service Class                                       31,734,981
FOS          Fidelity(R) VIP Overseas Portfolio Service Class                                       4,345,466
FRE          FTVIPT Franklin Real Estate Fund - Class 2                                            15,232,350

FSV          FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              7,165,504
FIF          FTVIPT Templeton Foreign Securities Fund - Class 2                                    11,966,020
FSE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                       3,404,881
FUE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            5,788,416
FMC          Goldman Sachs VIT Mid Cap Value Fund                                                  24,289,224

FGT          Janus Aspen Series Global Technology Portfolio: Service Shares                         1,956,884
FIG          Janus Aspen Series International Growth Portfolio: Service Shares                      9,585,775
FAG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                            2,866,786
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
FIP          Lazard Retirement International Equity Portfolio                                       3,783,141

FGW          MFS(R) Investors Growth Stock Series - Service Class                                   8,317,761
FDS          MFS(R) New Discovery Series - Service Class                                           10,427,781
FPH          Putnam VT High Yield Fund - Class IB Shares                                            4,040,019
FIN          Putnam VT International New Opportunities Fund - Class IB Shares                       2,583,947
FNO          Putnam VT New Opportunities Fund - Class IA Shares                                    14,134,153

FVS          Putnam VT Vista Fund - Class IB Shares                                                 3,131,973
FMI          Royce Micro-Cap Portfolio                                                             31,092,195
FVA          Third Avenue Value Portfolio                                                          29,235,042
FIC          Wanger International Small Cap                                                         7,055,294
FSP          Wanger U.S. Smaller Companies                                                         15,731,564

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                          U           FEI           Y            V            IL
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     5.79   $     0.97   $     2.37   $     2.39   $     2.16
At Dec. 31, 2001                      $     3.93   $     0.98   $     2.49   $     2.57   $     1.54
At Dec. 31, 2002                      $     2.57   $     0.78   $     2.72   $     2.75   $     1.26
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         213,092        5,554        7,244       36,653      142,157
At Dec. 31, 2002                         193,612        8,661        8,993       32,957      125,216
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  836,966   $    5,417   $   18,071   $   94,067   $  219,175
At Dec. 31, 2002                      $  496,983   $    6,785   $   24,467   $   90,521   $  157,601
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.13%        1.15%        5.12%        6.16%        0.93%
For the year ended Dec. 31, 2002            0.34%        1.55%        4.34%        5.15%        0.74%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (32.12%)       1.03%        5.06%        7.53%      (28.70%)
For the year ended Dec. 31, 2002          (34.61%)     (20.41%)       9.24%        7.00%      (18.18%)
----------------------------------------------------------------------------------------------------

                                          X            W           FBC          FBD          FCR
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     4.23   $     1.80   $     0.89   $     1.07   $     0.85
At Dec. 31, 2001                      $     3.39   $     1.85   $     0.74   $     1.15   $     0.69
At Dec. 31, 2002                      $     2.57   $     1.86   $     0.57   $     1.20   $     0.53
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         138,520       36,982        3,208       11,758          904
At Dec. 31, 2002                         123,110       33,821        4,869       25,601        2,365
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  469,049   $   68,383   $    2,370   $   13,468   $      624
At Dec. 31, 2002                      $  316,248   $   62,782   $    2,757   $   30,671   $    1,261
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            1.90%        3.75%        0.71%        6.31%        0.41%
For the year ended Dec. 31, 2002            1.73%        1.30%        0.81%        5.11%        0.56%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (19.86%)       2.78%      (16.85%)       7.48%      (18.82%)
For the year ended Dec. 31, 2002          (24.19%)       0.54%      (22.97%)       4.35%      (23.19%)
----------------------------------------------------------------------------------------------------

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

                                         FCM          FDE          FEM          FEX          FFI
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.03   $     0.99   $     0.78   $     0.93   $     1.07
At Dec. 31, 2001                      $     1.06   $     1.00   $     0.76   $     0.96   $     1.13
At Dec. 31, 2002                      $     1.06   $     0.80   $     0.71   $     0.89   $     1.19
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          21,573       14,695          370        7,416        4,257
At Dec. 31, 2002                          30,036       33,573        1,680       17,181       15,724
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   22,864   $   14,674   $      280   $    7,150   $    4,813
At Dec. 31, 2002                      $   31,911   $   26,902   $    1,193   $   15,347   $   18,645
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            3.13%        1.41%        0.02%       10.78%        4.42%
For the year ended Dec. 31, 2002            1.14%        1.63%          --         7.65%        2.89%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            2.91%        1.01%       (2.56%)       3.23%        5.61%
For the year ended Dec. 31, 2002            0.00%      (20.00%)      (6.58%)      (7.29%)       5.31%
----------------------------------------------------------------------------------------------------

                                         FGB          FGR          FIE          FMF          FND
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.07   $     0.77   $     0.86   $     0.96   $     1.04
At Dec. 31, 2001                      $     1.08   $     0.53   $     0.61   $     0.85   $     0.86
At Dec. 31, 2002                      $     1.23   $     0.39   $     0.49   $     0.73   $     0.66
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           1,541       18,390        1,636        3,221       82,787
At Dec. 31, 2002                           5,217       29,573        2,713        5,364      134,661
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    1,657   $    9,693   $      993   $    2,738   $   70,947
At Dec. 31, 2002                      $    6,393   $   11,415   $    1,335   $    3,935   $   89,327
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            4.25%          --         1.29%        2.63%        0.26%
For the year ended Dec. 31, 2002            4.82%        0.09%        1.03%        2.69%        0.52%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            0.93%      (31.17%)     (29.07%)     (11.46%)     (17.31%)
For the year ended Dec. 31, 2002           13.89%      (26.42%)     (19.67%)     (14.12%)     (23.26%)
----------------------------------------------------------------------------------------------------

                                         FIV          FSM          FSA          FCA          FCD
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.91   $     1.00   $     0.87   $     0.88   $     1.00
At Dec. 31, 2001                      $     0.79   $     0.92   $     0.58   $     0.67   $     0.91
At Dec. 31, 2002                      $     0.60   $     0.76   $     0.39   $     0.50   $     0.71
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          11,971        4,264        9,945        6,567        4,199
At Dec. 31, 2002                          27,757        8,489       13,007       11,893        6,829
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    9,411   $    3,935   $    5,733   $    4,380   $    3,833
At Dec. 31, 2002                      $   16,779   $    6,438   $    5,057   $    5,945   $    4,858
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            1.03%          --         0.23%          --           --
For the year ended Dec. 31, 2002            1.01%          --           --           --           --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (13.19%)      (8.00%)     (33.33%)     (23.86%)      (9.00%)
For the year ended Dec. 31, 2002          (24.05%)     (17.39%)     (32.76%)     (25.37%)     (21.98%)
----------------------------------------------------------------------------------------------------

                                         FGI          FIR          FVL          FSB          FEG
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.78   $     0.91   $     1.03   $     0.97   $     0.98
At Dec. 31, 2001                      $     1.36   $     0.64   $     1.16   $     0.90   $     0.81
At Dec. 31, 2002                      $     1.14   $     0.50   $     1.00   $     0.78   $     0.57
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         261,263       10,087       28,326        1,190        1,795
At Dec. 31, 2002                         244,398       21,650       53,830        2,712        2,256
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  355,473   $    6,419   $   32,735   $    1,066   $    1,457
At Dec. 31, 2002                      $  278,193   $   10,872   $   53,869   $    2,116   $    1,282
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.05%        0.03%        0.73%        8.94%          --
For the year ended Dec. 31, 2002            0.32%        0.62%        0.70%        3.89%          --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (23.60%)     (29.67%)      12.62%       (7.22%)     (17.35%)
For the year ended Dec. 31, 2002          (16.18%)     (21.88%)     (13.79%)     (13.33%)     (29.63%)
----------------------------------------------------------------------------------------------------

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

                                         FSC          FGC          FMP          FOS          FRE
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.40   $     0.99   $     1.18   $     0.88   $     1.16
At Dec. 31, 2001                      $     1.16   $     0.90   $     1.13   $     0.69   $     1.24
At Dec. 31, 2002                      $     0.77   $     0.74   $     1.01   $     0.54   $     1.25
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          15,952       16,413       23,651        6,414        5,495
At Dec. 31, 2002                          19,146       48,405       52,717       12,601       17,027
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   18,575   $   14,694   $   26,662   $    4,415   $    6,801
At Dec. 31, 2002                      $   14,651   $   35,779   $   53,068   $    6,848   $   21,320
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --         0.33%          --         2.48%        2.84%
For the year ended Dec. 31, 2002              --         0.78%        0.59%        0.53%        2.56%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (17.14%)      (9.09%)      (4.24%)     (21.59%)       6.90%
For the year ended Dec. 31, 2002          (33.62%)     (17.78%)     (10.62%)     (21.74%)       0.81%
----------------------------------------------------------------------------------------------------

                                         FSV          FIF          FSE          FUE          FMC
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.14   $     1.08   $     1.02   $     0.91   $     1.20
At Dec. 31, 2001                      $     1.28   $     0.90   $     1.05   $     0.79   $     1.33
At Dec. 31, 2002                      $     1.15   $     0.73   $     0.89   $     0.61   $     1.26
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           3,004       12,596        2,459        6,234        9,095
At Dec. 31, 2002                           8,488       26,610        5,662       14,220       27,025
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    3,847   $   11,328   $    2,588   $    4,932   $   12,096
At Dec. 31, 2002                      $    9,772   $   19,316   $    5,020   $    8,707   $   33,965
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.28%        2.82%        0.60%        0.83%        2.49%
For the year ended Dec. 31, 2002            0.37%        1.56%        0.36%        0.78%        1.50%
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           12.28%      (16.67%)       2.94%      (13.19%)      10.83%
For the year ended Dec. 31, 2002          (10.16%)     (18.89%)     (15.24%)     (22.78%)      (5.26%)
----------------------------------------------------------------------------------------------------

                                         FGT          FIG          FAG          FIP          FGW
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.72   $     0.84   $     0.75   $     0.96   $     0.92
At Dec. 31, 2001                      $     0.45   $     0.63   $     0.45   $     0.72   $     0.69
At Dec. 31, 2002                      $     0.26   $     0.47   $     0.32   $     0.64   $     0.49
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          12,969       24,849       17,310        4,159       16,764
At Dec. 31, 2002                          17,740       41,200       23,673        9,601       29,771
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    5,794   $   15,760   $    7,787   $    3,011   $   11,529
At Dec. 31, 2002                      $    4,639   $   19,226   $    7,587   $    6,149   $   14,668
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.66%        0.78%          --         0.01%        0.04%
For the year ended Dec. 31, 2002              --         0.72%          --         0.09%          --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (37.50%)     (25.00%)     (40.00%)     (25.00%)     (25.00%)
For the year ended Dec. 31, 2002          (42.22%)     (25.40%)     (28.89%)     (11.11%)     (28.99%)
----------------------------------------------------------------------------------------------------

                                         FDS          FPH          FIN          FNO          FVS
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.97   $     0.90   $     0.72   $     1.81   $     0.91
At Dec. 31, 2001                      $     0.91   $     0.93   $     0.51   $     1.25   $     0.60
At Dec. 31, 2002                      $     0.61   $     0.91   $     0.44   $     0.87   $     0.41
----------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          13,315        4,713       12,062      229,366       14,087
At Dec. 31, 2002                          27,079        8,008       17,014      216,999       19,518
----------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   12,083   $    4,367   $    6,138   $  287,830   $    8,403
At Dec. 31, 2002                      $   16,607   $    7,300   $    7,411   $  188,119   $    8,008
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --        11.98%          --           --           --
For the year ended Dec. 31, 2002              --        10.20%        0.60%          --           --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (6.19%)       3.33%      (29.17%)     (30.94%)     (34.07%)
For the year ended Dec. 31, 2002          (32.97%)      (2.15%)     (13.73%)     (30.40%)     (31.67%)
----------------------------------------------------------------------------------------------------

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

                                         FMI          FVA          FIC          FSP
                                      -------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.15   $     1.26   $     0.74   $     1.06
At Dec. 31, 2001                      $     1.47   $     1.42   $     0.58   $     1.17
At Dec. 31, 2002                      $     1.27   $     1.26   $     0.49   $     0.96
---------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           9,733       19,731        8,157        8,497
At Dec. 31, 2002                          30,316       39,900       21,097       23,134
---------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $   14,351   $   28,054   $    4,725   $    9,912
At Dec. 31, 2002                      $   38,595   $   50,193   $   10,437   $   22,248
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --         0.14%          --         0.03%
For the year ended Dec. 31, 2002              --         0.22%          --           --
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002            0.90%        0.90%        0.90%        0.90%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           27.83%       12.70%      (21.62%)      10.38%
For the year ended Dec. 31, 2002          (13.61%)     (11.27%)     (15.52%)     (17.95%)
---------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

               AMERICAN EXPRESS VARIABLE LIFE SEPARATE ACCOUNT --
                AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
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Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
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Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
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Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
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Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
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Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
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Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
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2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
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At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.



                                                              S-6189-20 G (5/03)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      FOR
                                AMERICAN EXPRESS

                          VARIABLE UNIVERSAL LIFE IV/
                   VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                  MAY 1, 2003


INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 AXP Financial Center
           Minneapolis, MN 55474
           Phone: (800) 862-7919
           Web site address: americanexpress.com

           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS


INFORMATION ABOUT IDS LIFE                                               p.  3
   Ownership                                                             p.  3
   State Regulation                                                      p.  3
   Reports                                                               p.  3
   Rating Agencies                                                       p.  3
PRINCIPAL UNDERWRITER                                                    p.  4
DISTRIBUTION OF THE POLICY                                               p.  4
THE VARIABLE ACCOUNT                                                     p.  4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES               p.  4
   Additional Information on Payment Options                             p.  4
PERFORMANCE INFORMATION                                                  p.  6
   Average Annual Total Return                                           p.  6
   Rates of Return of the Funds                                          p.  6
   Rates of Return of the Subaccounts                                    p.  9
   Annualized Yield for a Subaccount Investing in a Money Market Fund    p. 15
   Annualized Yield for a Subaccount Investing in an Income Fund         p. 15
INDEPENDENT AUDITORS                                                     p. 16
FINANCIAL INFORMATION


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

INFORMATION ABOUT IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.


We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

We are a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $198 billion.


STATE REGULATION


We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the managment or performance of the subaccounts.

For detailed  information on the agency rating given to us refer to the American
Express  Web  site  at   americanexpress.com/advisors   or  contact  your  sales
representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

PRINCIPAL UNDERWRITER


We serve as the principal underwriter of the policy, which we offer on a continuous basis. We are registered with the Securities and Exchange Commission
(SEC) under the Securities Exchange Act of 1934 as a broker-dealer and we are a member of the National Association of Securities Dealers, Inc. (NASD). Our representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives.

We currently pay underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting
commissions  paid  in  its  role  as  principal   underwriter  has  been:  2002:
$37,418,102; 2001: $41,792,624; and 2000: $56,851,815. We retain no underwriting commission from the sale of the policy.


DISTRIBUTION OF THE POLICY


We are the sole distributor of the policy. We pay our representatives a commission of up to 95% of the initial target premium (annualized) for VUL IV in the first three years when the policy is sold, plus up to 3.50% of all premiums in excess of the target premium. For VUL IV - ES, the commission is up to 85% of the initial target premium (annualized) in the first three years, plus 2.50% of all premiums in excess of the target premium. Each year, we pay our representatives a service fee of .125% or less of the policy value, net of indebtedness.


THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

            PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                (YEARS)                       PLACED UNDER OPTION B
                  10                               $    9.61
                  15                                    6.87
                  20                                    5.51
                  25                                    4.71
                  30                                    4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------
AGE       BEGINNING          5 YEARS                 10 YEARS                15 YEARS
PAYEE      IN YEAR      MALE        FEMALE       MALE       FEMALE       MALE       FEMALE
65          2005       $ 5.28      $   4.68    $   5.16    $   4.63    $   4.96    $   4.54
            2010         5.19          4.61        5.08        4.57        4.90        4.49
            2015         5.11          4.55        5.01        4.51        4.84        4.43
            2020         5.03          4.49        4.94        4.45        4.78        4.39
            2025         4.95          4.43        4.87        4.40        4.73        4.34
            2030         4.88          4.38        4.81        4.35        4.68        4.30
70          2005         6.15          5.37        5.88        5.26        5.49        5.07
            2010         6.03          5.28        5.79        5.18        5.42        5.00
            2015         5.92          5.19        5.70        5.10        5.36        4.94
            2020         5.81          5.10        5.61        5.03        5.30        4.88
            2025         5.71          5.03        5.53        4.96        5.24        4.83
            2030         5.61          4.95        5.45        4.89        5.18        4.77
75          2005         7.30          6.36        6.74        6.09        6.01        5.67
            2010         7.14          6.23        6.63        5.99        5.95        5.60
            2015         6.99          6.10        6.52        5.89        5.90        5.54
            2020         6.84          5.99        6.42        5.79        5.84        5.47
            2025         6.71          5.88        6.32        5.71        5.78        5.41
            2030         6.58          5.78        6.23        5.62        5.73        5.35
85          2005        10.68          9.65        8.52        8.14        6.73        6.64
            2010        10.45          9.41        8.44        8.04        6.72        6.62
            2015        10.22          9.19        8.36        7.93        6.70        6.59
            2020        10.00          8.98        8.27        7.83        6.68        6.57
            2025         9.79          8.78        8.19        7.74        6.67        6.54
            2030         9.60          8.59        8.11        7.64        6.65        6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:        P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

RATES OF RETURN OF THE FUNDS

In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the period indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2002


                                                                                                                  10 YEARS OR SINCE
FUND                                                                             1 YEAR     3 YEARS     5 YEARS     COMMENCEMENT
AXP(R) VARIABLE PORTFOLIO -
      Blue Chip Advantage Fund (9/99)(1)                                         (22.66%)    (16.69%)        --%       (12.00%)
      Bond Fund (10/81)(1)                                                         5.53        6.20        4.34          6.83
      Capital Resource Fund (10/81)(1)                                           (22.03)     (19.23)      (4.14)         3.77
      Cash Management Fund (10/81)(1)                                              1.14        3.55        4.10          4.26
      Diversified Equity Income Fund (9/99)(1)                                   (19.03)      (6.38)         --         (4.49)
      Emerging Markets Fund (5/00)(1)                                             (5.44)         --          --        (13.22)
      Equity Select Fund (5/01)(1)                                               (13.76)         --          --         (9.06)
      Extra Income Fund (5/96)(1)                                                 (6.58)      (3.85)      (2.02)         1.19
      Federal Income Fund (9/99)(1)                                                5.83        6.85          --          6.37
      Global Bond Fund (5/96)(1)                                                  14.98        6.36        4.44          5.10
      Growth Fund (9/99)(1)                                                      (26.10)     (25.60)         --        (19.21)
      International Fund (1/92)(1)                                               (18.25)     (24.08)      (5.89)         1.86
      Managed Fund (4/86)(1)                                                     (12.92)      (8.72)       0.23          6.47
      NEW DIMENSIONS FUND(R)(5/96)(1)                                            (21.89)     (16.05)       0.09          5.12
      Partners Small Cap Value Fund (8/01)(1)                                    (12.13)         --          --         (4.34)
      S&P 500 Index Fund (5/00)(1)                                               (22.42)         --          --        (16.79)
      Small Cap Advantage Fund (9/99)(1)                                         (17.06)      (6.88)         --         (2.65)
      Stock Fund (8/01)(1)                                                       (20.91)         --          --        (17.48)
      Strategy Aggressive Fund (1/92)(1)                                         (31.95)     (28.23)      (8.29)         1.69
AIM V.I.
      Capital Appreciation Fund, Series II Shares (5/93)(1),(2)                  (24.52)     (19.93)      (2.49)         7.06
      Capital Development Fund, Series II Shares (5/98)(1),(2)                   (21.61)      (7.79)         --         (1.49)


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES


                                                                                                                  10 YEARS OR SINCE
FUND                                                                             1 YEAR     3 YEARS     5 YEARS     COMMENCEMENT
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      AllianceBernstein Growth and Income Portfolio (Class B) (1/91)(1),(3)      (22.26%)     (4.01%)        --%           --%
      AllianceBernstein International Value Portfolio (Class B) (5/01)(1),(4)     (5.15)         --          --            --
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
      VP International, Class II (5/94)(1),(5)                                   (20.75)         --          --        (21.95)
      VP Value, Class II (5/96)(1),(5)                                           (18.27)         --          --        (10.37)
CALVERT VARIABLE SERIES, INC.
      Social Balanced Portfolio (9/86)(1)                                        (12.15)      (7.48)       0.66          6.60
EVERGREEN VA
      Capital Growth Fund - Class 2 (3/98)(1),(6)                                (22.62)      (7.47)         --         (1.79)
FIDELITY(R) VIP
      Growth & Income Portfolio Service Class 2 (12/96)(1),(7)                   (16.84)     (10.05)       0.52          4.75
      Mid Cap Portfolio Service Class 2 (12/98)(1),(7)                           (10.02)       5.00          --         15.42
      Overseas Portfolio Service Class 2 (1/87)(1),(7)                           (20.46)     (20.32)      (4.08)         4.20
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(8)                            2.07       13.16        2.45          9.62
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(8)            (9.26)       8.88          --          0.42
      Mutual Shares Securities Fund - Class 2 (11/96)(1),(8)                     (11.81)       2.25        3.98          6.60
GOLDMAN SACHS VIT
      CORE(SM) U.S. Equity Fund (2/98)(1)                                        (21.89)     (14.64)         --         (2.44)
      Mid Cap Value Fund (5/98)(1)                                                (4.69)      11.85          --          3.95
INVESCO VIF
      Dynamics Fund (8/97)(1)                                                    (31.90)     (54.77)     (16.00)       (13.14)
      Financial Services Fund (9/99)(1)                                          (14.90)      (4.29)         --          6.24
      Technology Fund (5/97)(1)                                                  (46.84)     (77.95)     (28.22)       (17.60)
      Telecommunications Fund (9/99)(1)                                          (50.81)     (83.29)         --        (72.52)
JANUS ASPEN SERIES
      Global Technology Portfolio: Service Shares (1/00)(1)                      (40.93)         --          --        (37.98)
      International Growth Portfolio: Service Shares (5/94)(1),(9)               (25.76)     (21.88)       0.01          8.08
LAZARD RETIREMENT SERIES
      International Equity Portfolio (9/98)(1)                                   (10.71)     (15.05)         --         (4.06)
MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(10)               (27.71)     (20.13)         --         (8.81)
      New Discovery Series - Service Class (5/98)(1),(10)                        (31.80)     (14.14)         --          2.49
      Utilities Series - Service Class (1/95)(1),(10)                            (22.90)     (14.56)      (0.75)         9.15
PIONEER VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares (3/95)(1),(11)       (16.05)      (3.72)       2.09         10.16
      Pioneer Europe VCT Portfolio - Class II Shares (10/98)(1),(12)             (19.06)     (20.07)         --         (8.34)
PUTNAM VARIABLE TRUST
      Putnam VT Health Sciences Fund - Class IB Shares (4/98)(1),(13)            (20.34)         --          --         (1.47)
      Putnam VT International Equity Fund - Class IB Shares (1/97)(1),(14)       (17.75)         --        2.28          4.45
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(14)                      (30.60)         --       (4.20)        (0.12)


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES


                                                                                                                  10 YEARS OR SINCE
FUND                                                                             1 YEAR     3 YEARS     5 YEARS      COMMENCEMENT
STRONG FUNDS
      Strong Opportunity Fund II - Advisor Class (5/92)(1),(15)                  (26.95%)     (9.42%)      2.46%        11.20%
WANGER
      International Small Cap (5/95)(1)                                          (13.83)     (21.19)       5.21         11.19
      U.S. Smaller Companies (5/95)(1)                                           (16.81)      (5.23)       2.95         12.96
WELLS FARGO VT
      Asset Allocation Fund (4/94)(1),(16)                                       (12.85)      (6.43)       2.32          8.10
      International Equity Fund (7/00)(1)                                        (22.92)         --          --        (19.61)
      Small Cap Growth Fund (5/95)(1),(17)                                       (38.22)     (28.75)     (12.45)        (1.94)

 (1) (Commencement date of the fund.)
 (2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.
 (3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
 (4) Because Class B shares were not offered until Aug. 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Aug. 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
 (5) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
 (6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.
 (7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
 (8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
 (9) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(11) Performance of the portfolio's Class I shares are from inception date of March 1, 1995. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(12) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(15) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The performance of the Advisor Class shares prior to 7/12/01 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares.
(16) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(17) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

RATES OF RETURN OF THE SUBACCOUNTS

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                         PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE SUBACCOUNT
                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        COMMENCEMENT          1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                               (27.19%)         (21.00%)           (27.19%)
FBD           Bond Fund (5/00; 10/81)(1)                                              (0.64)            5.06              (0.64)
FCR           Capital Resource Fund (5/00; 10/81)(1)                                 (26.59)          (22.79)            (26.59)
FCM           Cash Management Fund (5/00; 10/81)(1)                                   (4.76)            0.39              (4.76)
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)                         (23.77)           (9.85)            (23.77)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                                  (10.97)          (13.91)            (10.97)
FES           Equity Select Fund (6/02; 5/01)(1)                                         --           (16.34)(a)         (18.80)
FEX           Extra Income Fund (5/00; 5/96)(1)                                      (11.98)           (6.05)            (11.98)
FFI           Federal Income Fund (5/00; 9/99)(1)                                     (0.37)            4.65              (0.37)
FGB           Global Bond Fund (5/00; 5/96)(1)                                         8.25             5.95               8.25
FGR           Growth Fund (5/00; 9/99)(1)                                            (30.43)          (31.71)            (30.43)
FIE           International Fund (5/00; 1/92)(1)                                     (23.02)          (25.10)            (23.02)
FMF           Managed Fund (5/00; 4/86)(1)                                           (18.01)          (12.62)            (18.01)
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                                (26.46)          (13.35)            (26.46)
FPS           Partners Small Cap Value Fund (6/02; 8/01)(1)                              --           (21.69)(a)         (17.28)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                                     (26.95)          (19.01)            (26.95)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                               (21.91)          (11.72)            (21.91)
FST           Stock Fund (6/02; 8/01)(1)                                                 --           (19.97)(a)         (25.61)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                               (35.93)          (31.52)            (35.93)
            AIM V.I.
FAC           Capital Appreciation Fund,
              Series II Shares (6/02; 5/93)(1),(2)                                       --           (20.61)(a)         (28.93)
FAD           Capital Development Fund,
              Series II Shares (6/02; 5/98)(1),(2)                                       --           (26.10)(a)         (26.20)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
FAL           AllianceBernstein Growth and Income
              Portfolio (Class B) (6/02; 1/91)(1),(3)                                    --           (20.47)(a)         (26.81)
FAB           AllianceBernstein International Value
              Portfolio (Class B) (6/02; 5/01)(1),(4)                                    --           (21.32)(a)         (10.90)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FAI           VP International, Class II (6/02; 5/94)(1),(5)                             --           (23.33)(a)         (25.22)
FAV           VP Value, Class II (6/02; 5/96)(1),(5)                                     --           (16.56)(a)         (17.92)

                                                                                     PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                           5 YEARS      10 YEARS         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                                   --%           --%           (14.13%)
FBD           Bond Fund (5/00; 10/81)(1)                                               2.36          5.47              8.80
FCR           Capital Resource Fund (5/00; 10/81)(1)                                  (5.97)         2.32              8.92
FCM           Cash Management Fund (5/00; 10/81)(1)                                    2.13          2.81              4.94
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)                             --            --             (6.80)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                                      --            --            (15.64)
FES           Equity Select Fund (6/02; 5/01)(1)                                         --            --            (12.60)
FEX           Extra Income Fund (5/00; 5/96)(1)                                       (3.88)           --             (0.47)
FFI           Federal Income Fund (5/00; 9/99)(1)                                        --            --              3.83
FGB           Global Bond Fund (5/00; 5/96)(1)                                         2.45            --              3.36
FGR           Growth Fund (5/00; 9/99)(1)                                                --            --            (21.16)
FIE           International Fund (5/00; 1/92)(1)                                      (7.68)         0.47              0.24
FMF           Managed Fund (5/00; 4/86)(1)                                            (1.68)         5.04              7.35
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                                 (1.82)           --              3.38
FPS           Partners Small Cap Value Fund (6/02; 8/01)(1)                              --            --             (8.66)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                                         --            --            (19.10)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                                   --            --             (5.02)
FST           Stock Fund (6/02; 8/01)(1)                                                 --            --            (21.27)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                               (10.04)         0.29              1.00
            AIM V.I.
FAC           Capital Appreciation Fund,
              Series II Shares (6/02; 5/93)(1),(2)                                    (4.18)           --              5.76
FAD           Capital Development Fund,
              Series II Shares (6/02; 5/98)(1),(2)                                       --            --             (3.28)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
FAL           AllianceBernstein Growth and Income
              Portfolio (Class B) (6/02; 1/91)(1),(3)                                  1.55          9.57              8.77
FAB           AllianceBernstein International Value
              Portfolio (Class B) (6/02; 5/01)(1),(4)                                    --            --             (7.73)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FAI           VP International, Class II (6/02; 5/94)(1),(5)                          (4.82)           --              0.71
FAV           VP Value, Class II (6/02; 5/96)(1),(5)                                   1.87            --              6.58


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE SUBACCOUNT
                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        COMMENCEMENT          1 YEAR
            CALVERT VARIABLE SERIES, INC.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                              (17.34%)         (10.76%)           (17.34%)
            EVERGREEN VA
FCG           Capital Growth Fund - Class 2 (6/02; 3/98)(1),(6)                          --           (22.62)(a)         (27.15)
            FIDELITY(R) VIP
FFG           Growth & Income Portfolio
              Service Class 2 (6/02; 12/96)(1),(7)                                       --           (13.40)(a)         (21.71)
FFM           Mid Cap Portfolio Service Class 2 (6/02; 12/98)(1),(7)                     --           (17.58)(a)         (15.29)
FFO           Overseas Portfolio Service Class 2 (6/02; 1/87)(1),(7)                     --           (27.05)(a)         (25.11)
            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(8)                                             (3.90)            6.82              (3.90)
FSV           Franklin Small Cap Value
              Securities Fund - Class 2 (5/00; 5/98)(1),(8)                          (14.57)            3.47             (14.57)
FMS           Mutual Shares Securities Fund -
              Class 2 (6/02; 11/96)(1),(8)                                               --           (18.23)(a)         (16.97)
            GOLDMAN SACHS VIT
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                              (26.47)          (18.61)            (26.47)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                                     (10.27)            6.97             (10.27)
            INVESCO VIF
FID           Dynamics Fund (6/02; 8/97)(1)                                              --           (22.99)(a)         (35.88)
FFS           Financial Services Fund (6/02; 9/99)(1)                                    --           (18.19)(a)         (19.62)
FTC           Technology Fund (6/02; 5/97)(1)                                            --           (31.97)(a)         (49.96)
FTL           Telecommunications Fund (6/02; 9/99)(1)                                    --           (24.72)(a)         (53.69)
            JANUS ASPEN SERIES
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(9)                                     (44.39)          (41.11)            (44.39)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(9)                                     (30.10)          (26.60)            (30.10)
            LAZARD RETIREMENT SERIES
FIP           International Equity Portfolio (5/00; 9/98)(1)                         (15.93)          (17.21)            (15.93)
            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(10)                                     (31.95)          (25.07)            (31.95)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(10)                                     (35.79)          (18.57)            (35.79)
FUT           Utilities Series - Service Class (6/02; 1/95)(1),(10)                      --           (13.84)(a)         (27.41)
            PIONEER VCT
FPE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (6/02; 3/95)(1),(11)                                       --           (18.67)(a)         (20.96)
FEU           Pioneer Europe VCT Portfolio -
              Class II Shares (6/02; 10/98)(1),(12)                                      --           (21.42)(a)         (23.80)

                                                                                      PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                           5 YEARS      10 YEARS      COMMENCEMENT
            CALVERT VARIABLE SERIES, INC.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                               (1.26%)        5.11%             6.56%
            EVERGREEN VA
FCG           Capital Growth Fund - Class 2 (6/02; 3/98)(1),(6)                          --            --             (3.69)
            FIDELITY(R) VIP
FFG           Growth & Income Portfolio
              Service Class 2 (6/02; 12/96)(1),(7)                                    (1.40)           --              3.10
FFM           Mid Cap Portfolio Service Class 2 (6/02; 12/98)(1),(7)                     --            --             13.00
FFO           Overseas Portfolio Service Class 2 (6/02; 1/87)(1),(7)                  (5.91)         3.16              2.93
            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(8)                                              0.49          8.50              8.23
FSV           Franklin Small Cap Value
              Securities Fund - Class 2 (5/00; 5/98)(1),(8)                              --            --             (1.58)
FMS           Mutual Shares Securities Fund -
              Class 2 (6/02; 11/96)(1),(8)                                             1.99            --              4.58
            GOLDMAN SACHS VIT
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                                  --            --             (4.34)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                                         --            --              1.88
            INVESCO VIF
FID           Dynamics Fund (6/02; 8/97)(1)                                           (5.27)           --             (4.39)
FFS           Financial Services Fund (6/02; 9/99)(1)                                    --            --             (0.51)
FTC           Technology Fund (6/02; 5/97)(1)                                         (8.20)           --             (5.12)
FTL           Telecommunications Fund (6/02; 9/99)(1)                                    --            --            (34.21)
            JANUS ASPEN SERIES
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(9)                                         --            --            (39.51)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(9)                                      (1.89)           --              6.59
            LAZARD RETIREMENT SERIES
FIP           International Equity Portfolio (5/00; 9/98)(1)                             --            --             (6.03)
            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(10)                                         --            --            (10.90)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(10)                                         --            --              0.44
FUT           Utilities Series - Service Class (6/02; 1/95)(1),(10)                   (2.60)           --              7.21
            PIONEER VCT
FPE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (6/02; 3/95)(1),(11)                                    (0.03)           --              8.34
FEU           Pioneer Europe VCT Portfolio -
              Class II Shares (6/02; 10/98)(1),(12)                                      --            --            (10.61)


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                       PERFORMANCE SINCE
                                                                                 COMMENCEMENT OF THE SUBACCOUNT
                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        COMMENCEMENT          1 YEAR
            PUTNAM VARIABLE TRUST
FHS           Putnam VT Health Sciences Fund -
              Class IB Shares (6/02; 4/98)(1),(13)                                       --%          (16.35%)(a)        (25.00%)
FPI           Putnam VT International Equity Fund -
              Class IB Shares (6/02; 1/97)(1),(14)                                       --           (22.71)(a)         (22.49)
              (previously Putnam VT International Growth Fund - Class IB Shares)
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(14)                                   (34.66)          (30.11)            (34.66)
            STRONG FUNDS
FSO           Strong Opportunity Fund II -
              Advisor Class (6/02; 5/92)(1),(15)                                         --           (25.59)(a)         (31.22)
            WANGER
FIC           International Small Cap (5/00; 5/95)(1)                                (18.87)          (24.96)            (18.87)
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                                 (21.68)           (3.38)            (21.68)
            WELLS FARGO VT
FAA           Asset Allocation Fund (6/02; 4/94)(1),(16)                                 --           (13.19)(a)         (17.94)
FWI           International Equity Fund (6/02; 7/00)(1)                                  --           (24.74)(a)         (27.43)
FWS           Small Cap Growth Fund (6/02; 5/95)(1),(17)                                 --           (28.49)(a)         (41.83)

                                                                                     PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                           5 YEARS      10 YEARS      COMMENCEMENT
            PUTNAM VARIABLE TRUST
FHS           Putnam VT Health Sciences Fund -
              Class IB Shares (6/02; 4/98)(1),(13)                                       --%           --%            (3.42%)
FPI           Putnam VT International Equity Fund -
              Class IB Shares (6/02; 1/97)(1),(14)                                     0.36            --              2.66
              (previously Putnam VT International Growth Fund - Class IB Shares)
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(14)                                    (6.01)           --             (1.82)
            STRONG FUNDS
FSO           Strong Opportunity Fund II -
              Advisor Class (6/02; 5/92)(1),(15)                                       0.55          8.85              9.74
            WANGER
FIC           International Small Cap (5/00; 5/95)(1)                                  3.22            --              9.47
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                                   0.96            --             11.19
            WELLS FARGO VT
FAA           Asset Allocation Fund (6/02; 4/94)(1),(16)                               0.38            --              6.51
FWI           International Equity Fund (6/02; 7/00)(1)                                  --            --            (21.95)
FWS           Small Cap Growth Fund (6/02; 5/95)(1),(17)                             (14.08)           --             (3.41)



See accompanying notes to the performance information.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                        PERFORMANCE SINCE
                                                                                 COMMENCEMENT OF THE SUBACCOUNT
                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        COMMENCEMENT          1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                               (23.36%)         (19.45%)           (23.36%)
FBD           Bond Fund (5/00; 10/81)(1)                                               4.59             7.13               4.59
FCR           Capital Resource Fund (5/00; 10/81)(1)                                 (22.73)          (21.27)            (22.73)
FCM           Cash Management Fund (5/00; 10/81)(1)                                    0.25             2.37               0.25
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)                         (19.76)           (8.08)            (19.76)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                                   (6.29)          (12.21)             (6.29)
FES           Equity Select Fund (6/02; 5/01)(1)                                         --           (11.93)(a)         (14.53)
FEX           Extra Income Fund (5/00; 5/96)(1)                                       (7.35)           (4.20)             (7.35)
FFI           Federal Income Fund (5/00; 9/99)(1)                                      4.88             6.71               4.88
FGB           Global Bond Fund (5/00; 5/96)(1)                                        13.95             8.04              13.95
FGR           Growth Fund (5/00; 9/99)(1)                                            (26.76)          (30.37)            (26.76)
FIE           International Fund (5/00; 1/92)(1)                                     (18.97)          (23.63)            (18.97)
FMF           Managed Fund (5/00; 4/86)(1)                                           (13.70)          (10.90)            (13.70)
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                                (22.59)          (11.94)            (22.59)
FPS           Partners Small Cap Value Fund (6/02; 8/01)(1)                              --           (17.56)(a)         (12.92)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                                     (23.11)          (17.42)            (23.11)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                               (17.80)           (9.98)            (17.80)
FST           Stock Fund (6/02; 8/01)(1)                                                 --           (15.76)(a)         (21.70)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                               (32.56)          (30.18)            (32.56)
            AIM V.I.
FAC           Capital Appreciation Fund,
              Series II Shares (6/02; 5/93)(1),(2)                                       --           (16.44)(a)         (25.19)
FAD           Capital Development Fund,
              Series II Shares (6/02; 5/98)(1),(2)                                       --           (22.21)(a)         (22.31)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
FAL           AllianceBernstein Growth and Income
              Portfolio (Class B) (6/02; 1/91)(1),(3)                                    --           (16.28)(a)         (22.96)
FAB           AllianceBernstein International Value
              Portfolio (Class B) (6/02; 5/01)(1),(4)                                    --           (17.18)(a)          (6.21)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FAI           VP International, Class II (6/02; 5/94)(1),(5)                             --           (19.30)(a)         (21.28)
FAV           VP Value, Class II (6/02; 5/96)(1),(5)                                     --           (12.16)(a)         (13.59)
            CALVERT VARIABLE SERIES, INC.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                              (12.98)           (9.01)            (12.98)
            EVERGREEN VA
FCG           Capital Growth Fund - Class 2 (6/02; 3/98)(1),(6)                          --           (18.55)(a)         (23.32)
            FIDELITY(R) VIP
FFG           Growth & Income Portfolio Service
              Class 2 (6/02; 12/96)(1),(7)                                               --            (8.84)(a)         (17.59)
FFM           Mid Cap Portfolio Service Class 2 (6/02; 12/98)(1),(7)                     --           (13.24)(a)         (10.83)
FFO           Overseas Portfolio Service Class 2 (6/02; 1/87)(1),(7)                     --           (23.21)(a)         (21.17)

                                                                                     PERFORMANCE SINCE
                                                                                 COMMENCEMENT OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                           5 YEARS      10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                                   --%           --%           (12.78%)
FBD           Bond Fund (5/00; 10/81)(1)                                               3.42          6.01              9.06
FCR           Capital Resource Fund (5/00; 10/81)(1)                                  (5.00)         2.84              9.19
FCM           Cash Management Fund (5/00; 10/81)(1)                                    3.18          3.34              5.19
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)                             --            --             (5.34)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                                      --            --            (14.00)
FES           Equity Select Fund (6/02; 5/01)(1)                                         --            --             (9.87)
FEX           Extra Income Fund (5/00; 5/96)(1)                                       (2.89)           --              0.30
FFI           Federal Income Fund (5/00; 9/99)(1)                                        --            --              5.46
FGB           Global Bond Fund (5/00; 5/96)(1)                                         3.51            --              4.15
FGR           Growth Fund (5/00; 9/99)(1)                                                --            --            (19.92)
FIE           International Fund (5/00; 1/92)(1)                                      (6.73)         0.99              0.71
FMF           Managed Fund (5/00; 4/86)(1)                                            (0.67)         5.58              7.68
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                                 (0.81)           --              4.18
FPS           Partners Small Cap Value Fund (6/02; 8/01)(1)                              --            --             (5.20)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                                         --            --            (17.53)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                                   --            --             (3.53)
FST           Stock Fund (6/02; 8/01)(1)                                                 --            --            (18.29)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                                (9.11)         0.80              1.47
            AIM V.I.
FAC           Capital Appreciation Fund,
              Series II Shares (6/02; 5/93)(1),(2)                                    (3.19)           --              6.32
FAD           Capital Development Fund,
              Series II Shares (6/02; 5/98)(1),(2)                                       --            --             (2.21)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
FAL           AllianceBernstein Growth and Income
              Portfolio (Class B) (6/02; 1/91)(1),(3)                                  2.60         10.13              9.24
FAB           AllianceBernstein International Value
              Portfolio (Class B) (6/02; 5/01)(1),(4)                                    --            --             (4.85)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FAI           VP International, Class II (6/02; 5/94)(1),(5)                          (3.84)           --              1.31
FAV           VP Value, Class II (6/02; 5/96)(1),(5)                                   2.92            --              7.41
            CALVERT VARIABLE SERIES, INC.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                               (0.24)         5.65              6.90
            EVERGREEN VA
FCG          Capital Growth Fund - Class 2 (6/02; 3/98)(1),(6)                           --            --             (2.67)
            FIDELITY(R) VIP
FFG           Growth & Income Portfolio Service
              Class 2 (6/02; 12/96)(1),(7)                                            (0.38)           --              3.99
FFM           Mid Cap Portfolio Service Class 2 (6/02; 12/98)(1),(7)                     --            --             14.46
FFO           Overseas Portfolio Service Class 2 (6/02; 1/87)(1),(7)                  (4.94)         3.69              3.26


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        COMMENCEMENT          1 YEAR
            FTVIPT
FRE           Franklin Real Estate Fund - Class 2 (5/00; 1/89)(1),(8)                  1.16%            8.93%              1.16%
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(8)                                            (10.08)            5.51             (10.08)
FMS           Mutual Shares Securities Fund -
              Class 2 (6/02; 11/96)(1),(8)                                               --           (13.92)(a)         (12.60)
            GOLDMAN SACHS VIT
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                              (22.60)          (17.01)            (22.60)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                                      (5.55)            9.08              (5.55)
            INVESCO VIF
FID           Dynamics Fund (6/02; 8/97)(1)                                              --           (18.93)(a)         (32.51)
FFS           Financial Services Fund (6/02; 9/99)(1)                                    --           (13.88)(a)         (15.39)
FTC           Technology Fund (6/02; 5/97)(1)                                            --           (28.39)(a)         (47.32)
FTL           Telecommunications Fund (6/02; 9/99)(1)                                    --           (20.76)(a)         (51.25)
            JANUS ASPEN SERIES
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(9)                                     (41.46)          (39.95)            (41.46)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(9)                                     (26.42)          (25.16)            (26.42)
            LAZARD RETIREMENT SERIES
FIP           International Equity Portfolio (5/00; 9/98)(1)                         (11.51)          (15.58)            (11.51)
            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(10)                                     (28.36)          (23.60)            (28.36)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(10)                                     (32.41)          (16.96)            (32.41)
FUT           Utilities Series - Service Class (6/02; 1/95)(1),(10)                      --            (9.03)(a)         (23.59)
            PIONEER VCT
FPE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (6/02; 3/95)(1),(11)                                       --           (14.38)(a)         (16.80)
FEU           Pioneer Europe VCT Portfolio -
              Class II Shares (6/02; 10/98)(1),(12)                                      --           (17.29)(a)         (19.78)
            PUTNAM VARIABLE TRUST
FHS           Putnam VT Health Sciences Fund -
              Class IB Shares (6/02; 4/98)(1),(13)                                       --           (11.95)(a)         (21.06)
FPI           Putnam VT International Equity Fund -
              Class IB Shares (6/02; 1/97)(1),(14)                                       --           (18.64)(a)         (18.41)
              (previously Putnam VT International Growth Fund - Class IB Shares)
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(14)                                   (31.22)          (28.73)            (31.22)
            STRONG FUNDS
FSO           Strong Opportunity Fund II -
              Advisor Class (6/02; 5/92)(1),(15)                                         --           (21.67)(a)         (27.60)

                                                                                     PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                           5 YEARS      10 YEARS      COMMENCEMENT
            FTVIPT
FRE           Franklin Real Estate Fund - Class 2 (5/00; 1/89)(1),(8)                  1.53%         9.06%             8.63%
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(8)                                                --            --             (0.49)
FMS           Mutual Shares Securities Fund -
              Class 2 (6/02; 11/96)(1),(8)                                             3.04            --              5.46
            GOLDMAN SACHS VIT
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                                  --            --             (3.33)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                                         --            --              3.00
            INVESCO VIF
FID           Dynamics Fund (6/02; 8/97)(1)                                           (4.29)           --             (3.47)
FFS           Financial Services Fund (6/02; 9/99)(1)                                    --            --              1.05
FTC           Technology Fund (6/02; 5/97)(1)                                         (7.26)           --             (4.25)
FTL           Telecommunications Fund (6/02; 9/99)(1)                                    --            --            (33.17)
            JANUS ASPEN SERIES
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(9)                                         --            --            (38.45)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(9)                                      (0.88)           --              7.22
            LAZARD RETIREMENT SERIES
FIP           International Equity Portfolio (5/00; 9/98)(1)                             --            --             (4.91)
            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(10)                                         --            --             (9.64)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(10)                                         --            --              1.55
FUT           Utilities Series - Service Class (6/02; 1/95)(1),(10)                   (1.59)           --              7.90
            PIONEER VCT
FPE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (6/02; 3/95)(1),(11)                                     1.00            --              9.06
FEU           Pioneer Europe VCT Portfolio -
              Class II Shares (6/02; 10/98)(1),(12)                                      --            --             (9.51)
            PUTNAM VARIABLE TRUST
FHS           Putnam VT Health Sciences Fund -
              Class IB Shares (6/02; 4/98)(1),(13)                                       --            --             (2.35)
FPI           Putnam VT International Equity Fund -
              Class IB Shares (6/02; 1/97)(1),(14)                                     1.39            --              3.54
              (previously Putnam VT International Growth Fund - Class IB Shares)
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(14)                                    (5.04)           --             (0.97)
            STRONG FUNDS
FSO           Strong Opportunity Fund II -
              Advisor Class (6/02; 5/92)(1),(15)                                       1.58          9.41             10.27


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR         COMMENCEMENT         1 YEAR
            WANGER
FIC           International Small Cap (5/00; 5/95)(1)                                (14.60%)         (23.48%)           (14.60%)
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                                 (17.56)           (1.47)            (17.56)
            WELLS FARGO VT
FAA           Asset Allocation Fund (6/02; 4/94)(1),(16)                                 --            (8.62)(a)         (13.62)
FWI           International Equity Fund (6/02; 7/00)(1)                                  --           (20.78)(a)         (23.61)
FWS           Small Cap Growth Fund (6/02; 5/95)(1),(17)                                 --           (24.73)(a)         (38.77)

                                                                                     PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                           5 YEARS      10 YEARS      COMMENCEMENT
            WANGER
FIC           International Small Cap (5/00; 5/95)(1)                                  4.28%           --%            10.21%
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                                   2.01            --             11.93
            WELLS FARGO VT
FAA           Asset Allocation Fund (6/02; 4/94)(1),(16)                               1.41            --              7.14
FWI           International Equity Fund (6/02; 7/00)(1)                                  --            --            (20.33)
FWS           Small Cap Growth Fund (6/02; 5/95)(1),(17)                             (13.20)           --             (2.76)




NOTES TO THE PERFORMANCE INFORMATION

 (a) Cumulative return (not annualized) since commencement date of the subaccount.

 (1) (Commencement date of the subaccount; Commencement date of the fund.)
 (2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.
 (3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
 (4) Because Class B shares were not offered until Aug. 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Aug. 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
 (5) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
 (6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.
 (7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
 (8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
 (9) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(11) Performance of the portfolio's Class I shares are from inception date of March 1, 1995. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(12) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(15) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The performance of the Advisor Class shares prior to 7/12/01 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares.
(16) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(17) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  multiplying the base period return by 365/7.

The subaccount's value includes:
-    any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
-    any dividends declared for such shares.

It does not include:
-    the effect of any applicable surrender charge, or
-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

     Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2002


SUBACCOUNT                 INVESTING IN:                                                   SIMPLE YIELD          COMPOUND YIELD
FCM                        AXP(R) Variable Portfolio - Cash Management Fund                   (0.07%)                (0.07%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd
where:

               a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT          INVESTING IN:                                                  YIELD
FBD                 AXP(R) Variable Portfolio - Bond Fund                          5.17%
FEX                 AXP(R) Variable Portfolio - Extra Income Fund                  5.06
FFI                 AXP(R) Variable Portfolio - Federal Income Fund                2.96
FGB                 AXP(R) Variable Portfolio - Global Bond Fund                   2.47


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Variable Universal Life IV/American Express Variable Universal Life IV - Estate Series at Dec. 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMP.ANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Universal Life IV/American Express Variable Universal Life IV - Estate Series (comprised of subaccounts FBC, FBD, FCR, FCM, FDE, FEM, FES, FEX, FFI, FGB, FGR, FIE, FMF, FND, FPS, FIV, FSM, FST, FSA, FAC, FAD, FAB, FAL, FAI, FAV, FSB, FCG, FFG, FFM, FFO, FRE, FSV, FMS, FUE, FMC, FID, FFS, FTC, FTL, FGT, FIG, FIP, FGW, FDS, FUT, FPE, FEU, FHS, FPI, FVS, FSO, FIC, FSP, FAA, FWI and FWS) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Universal Life IV/American Express Variable Universal Life IV - Estate Series at December 31, 2002 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ERNST & YOUNG LLP

Minneapolis, Minnesota
March 21, 2003

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                               FBC            FBD            FCR            FCM            FDE
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $  3,631,281   $ 30,384,555   $  1,526,517   $ 31,882,220   $ 32,087,356
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,759,586   $ 30,558,985   $  1,249,061   $ 31,881,943   $ 26,941,627
Dividends receivable                                                  --        128,755             --         24,039             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --          6,832         12,801         29,909             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,759,586     30,694,572      1,261,862     31,935,891     26,941,627
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 2,167         23,806            952         24,940         21,018
    Contract terminations                                            585             --             --             --         18,904
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,752         23,806            952         24,940         39,922
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                       $  2,756,834   $ 30,670,766   $  1,260,910   $ 31,910,951   $ 26,901,705
====================================================================================================================================
Accumulation units outstanding                                 4,869,290     25,600,991      2,364,997     30,035,939     33,573,446
====================================================================================================================================
Net asset value per accumulation unit                       $       0.57   $       1.20   $       0.53   $       1.06   $       0.80
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FEM            FES            FEX            FFI            FGB
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $  1,296,811   $     24,982   $ 17,041,218   $ 18,434,414   $  5,994,054
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,194,805   $     25,702   $ 15,264,341   $ 18,613,746   $  6,379,571
Dividends receivable                                                  --             --         63,066         44,522         12,711
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --         31,245            647          5,717
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,194,805         25,702     15,358,652     18,658,915      6,397,999
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                   921             16         11,910         14,304          4,881
    Contract terminations                                            986             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,907             16         11,910         14,304          4,881
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $  1,192,898   $     25,686   $ 15,346,742   $ 18,644,611   $  6,393,118
====================================================================================================================================
Accumulation units outstanding                                 1,680,260         29,895     17,180,619     15,723,672      5,216,842
====================================================================================================================================
Net asset value per accumulation unit                       $       0.71   $       0.86   $       0.89   $       1.19   $       1.23
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FGR            FIE            FMF            FND            FPS
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $ 17,300,583   $  1,793,498   $  4,667,221   $122,514,770   $     69,503
                                                            ------------------------------------------------------------------------
    at market value                                         $ 11,401,213   $  1,326,367   $  3,936,514   $ 89,357,868   $     71,356
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  22,723         10,075          1,538         39,142             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  11,423,936      1,336,442      3,938,052     89,397,010         71,356
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 8,802          1,028          3,050         69,671             50
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  8,802          1,028          3,050         69,671             50
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 11,415,134   $  1,335,414   $  3,935,002   $ 89,327,339   $     71,306
====================================================================================================================================
Accumulation units outstanding                                29,572,798      2,713,240      5,364,212    134,661,364         88,236
====================================================================================================================================
Net asset value per accumulation unit                       $       0.39   $       0.49   $       0.73   $       0.66   $       0.81
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FIV            FSM            FST            FSA            FAC
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $ 20,623,338   $  7,351,486   $     12,465   $  9,105,925   $     27,706
                                                            ------------------------------------------------------------------------
    at market value                                         $ 16,758,120   $  6,436,918   $     12,099   $  5,054,434   $     26,692
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  33,531          6,582             --          6,342             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               --             --             --             --             18
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  16,791,651      6,443,500         12,099      5,060,776         26,710
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                13,048          5,009              7          3,951             18
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 13,048          5,009              7          3,951             18
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 16,778,603   $  6,438,491   $     12,092   $  5,056,825   $     26,692
====================================================================================================================================
Accumulation units outstanding                                27,756,744      8,488,884         14,673     13,006,846         32,764
====================================================================================================================================
Net asset value per accumulation unit                       $       0.60   $       0.76   $       0.82   $       0.39   $       0.81
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FAD            FAB            FAL            FAI            FAV
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $     19,635   $     54,194   $     35,049   $     19,829   $    148,928
                                                            ------------------------------------------------------------------------
    at market value                                         $     18,885   $     57,811   $     35,000   $     19,772   $    150,429
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               11             44             28              8            100
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      18,896         57,855         35,028         19,780        150,529
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                    11             44             28              8            100
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     11             44             28              8            100
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $     18,885   $     57,811   $     35,000   $     19,772   $    150,429
====================================================================================================================================
Accumulation units outstanding                                    24,787         69,659         44,789         24,388        174,740
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.83   $       0.78   $       0.81   $       0.86
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FSB            FCG            FFG            FFM            FFO
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $  2,434,194   $         --   $     66,724   $    136,309   $     20,161
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,115,617   $         --   $     66,384   $    138,785   $     19,910
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     149             --             --             --             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                            1,623             --             42            100             13
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,117,389             --         66,426        138,885         19,923
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                 1,623             --             42            100             13
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                          149             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,772             --             42            100             13
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $  2,115,617   $         --   $     66,384   $    138,785   $     19,910
====================================================================================================================================
Accumulation units outstanding                                 2,711,762             --         74,572        162,547         25,965
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $         --   $       0.89   $       0.85   $       0.77
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FRE            FSV            FMS            FUE            FMC
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $ 21,626,990   $ 10,669,406   $     33,629   $ 10,774,436   $ 36,240,003
                                                            ------------------------------------------------------------------------
    at market value                                         $ 21,320,133   $  9,772,500   $     34,115   $  8,707,447   $ 33,964,748
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   8,670         38,473             --             --        103,083
Receivable from mutual fund portfolios and the trust
  for share redemptions                                           16,572          7,572          3,198         16,829         26,145
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  21,345,375      9,818,545         37,313      8,724,276     34,093,976
====================================================================================================================================
LIABILITIES
 Payable to IDS Life for:
    Mortality and expense risk fee                                16,572          7,572             29          6,696         26,145
    Contract terminations                                             --             --          3,169         10,133             --
Payable to mutual fund and portfolios
  for investments purchased                                        8,670         38,473             --             --        103,083
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 25,242         46,045          3,198         16,829        129,228
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 21,320,133   $  9,772,500   $     34,115   $  8,707,447   $ 33,964,748
====================================================================================================================================
Accumulation units outstanding                                17,026,636      8,487,677         41,228     14,219,530     27,025,236
====================================================================================================================================
Net asset value per accumulation unit                       $       1.25   $       1.15   $       0.83   $       0.61   $       1.26
====================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FID            FFS            FTC            FTL            FGT
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $     19,869   $         --   $     19,711   $         --   $ 10,328,318
                                                            ------------------------------------------------------------------------
    at market value                                         $     18,919   $         --   $     20,084   $         --   $  4,639,229
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               15             --             16             --          4,933
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      18,934             --         20,100             --      4,644,162
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                    15             --             16             --          3,643
    Contract terminations                                             --             --             --             --          1,290
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     15             --             16             --          4,933
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $     18,919   $         --   $     20,084   $         --   $  4,639,229
====================================================================================================================================
Accumulation units outstanding                                    24,141             --         29,212             --     17,739,916
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $         --   $       0.69   $         --   $       0.26
====================================================================================================================================


See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FIG            FIP            FGW            FDS            FUT
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $ 27,157,360   $  6,930,167   $ 20,232,712   $ 22,218,686   $      2,220
                                                            ------------------------------------------------------------------------
    at market value                                         $ 19,225,861   $  6,149,208   $ 14,667,595   $ 16,607,367   $      2,283
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  30,648            990             --         33,649             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                           15,042          4,705         11,522         12,932              1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  19,271,551      6,154,903     14,679,117     16,653,948          2,284
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                15,042          4,705         11,479         12,932              1
    Contract terminations                                             --             --             43             --             --
Payable to mutual fund and portfolios
  for investments purchased                                       30,648            990             --         33,649             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 45,690          5,695         11,522         46,581              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 19,225,861   $  6,149,208   $ 14,667,595   $ 16,607,367   $      2,283
====================================================================================================================================
Accumulation units outstanding                                41,200,191      9,601,053     29,771,097     27,078,674          2,578
====================================================================================================================================
Net asset value per accumulation unit                       $       0.47   $       0.64   $       0.49   $       0.61   $       0.89
====================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FPE            FEU            FHS            FPI            FVS
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $      8,205   $         --   $     12,965   $     18,574   $ 13,482,283
                                                            ------------------------------------------------------------------------
    at market value                                         $      8,028   $         --   $     12,649   $     18,607   $  8,007,962
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --                            --             --       -- 5,217
Receivable from mutual fund portfolios and the trust
  for share redemptions                                                6             --             10             13          6,273
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       8,034             --         12,659         18,620      8,019,452
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                     6             --             10             13          6,273
    Contract terminations                                             --             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --             --             --             --          5,217
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      6             --             10             13         11,490
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $      8,028   $         --   $     12,649   $     18,607   $  8,007,962
====================================================================================================================================
Accumulation units outstanding                                     9,683             --         14,694         22,910     19,518,119
====================================================================================================================================
Net asset value per accumulation unit                       $       0.83   $         --   $       0.86   $       0.81   $       0.41
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   FSO            FIC            FSP            FAA            FWI
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                 $     45,753   $ 13,129,318   $ 24,963,366   $     19,856   $      1,409
                                                            ------------------------------------------------------------------------
    at market value                                         $     44,387   $ 10,436,642   $ 22,248,432   $     19,352   $      1,399
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --         13,281         35,087             --             --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                               51          8,077         17,295             13              1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      44,438     10,458,000     22,300,814         19,365          1,400
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                    34          8,077         17,295             13              1
    Contract terminations                                             17             --             --             --             --
Payable to mutual fund and portfolios
  for investments purchased                                           --         13,281         35,087             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     51         21,358         52,382             13              1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $     44,387   $ 10,436,642   $ 22,248,432   $     19,352   $      1,399
====================================================================================================================================
Accumulation units outstanding                                    58,344     21,097,274     23,134,139         21,834          1,777
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.49   $       0.96   $       0.89   $       0.79
====================================================================================================================================

                                                                                                                         SEGREGATED
                                                                                                                           ASSET
                                                                                                                         SUBACCOUNT
                                                                                                                        ------------
DECEMBER 31, 2002 (CONTINUED)                                                                                                FWS
ASSETS
Investments in shares of mutual fund and portfolios:
    at cost                                                                                                             $      1,257
                                                                                                                        ------------
    at market value                                                                                                     $      1,317
Dividends receivable                                                                                                              --
Accounts receivable from IDS Life
  for contract purchase payments                                                                                                  --
Receivable from mutual fund portfolios and the trust
  for share redemptions                                                                                                            1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                                   1,318
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                                                                                 1
    Contract terminations                                                                                                         --
Payable to mutual fund and portfolios
  for investments purchased                                                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                                  1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                                                                                $      1,317
====================================================================================================================================
Accumulation units outstanding                                                                                                 1,807
====================================================================================================================================
Net asset value per accumulation unit                                                                                   $       0.73
====================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   FBC            FBD            FCR            FCM            FDE
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $     20,957   $  1,103,903   $      4,980   $    305,288   $    359,102
Variable account expenses                                        23,100        194,893          7,884        240,353        197,206
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,143)       909,010         (2,904)        64,935        161,896
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         316,722      1,160,307         83,074     16,451,635        451,605
    Cost of investments sold                                    409,187      1,174,110        101,212     16,451,886        517,748
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (92,465)       (13,803)       (18,138)          (251)       (66,143)
Distributions from capital gains                                     --             --         53,422             --         61,829
Net change in unrealized appreciation or
  depreciation of investments                                  (593,974)       246,837       (247,126)           257     (5,353,477)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (686,439)       233,034       (211,842)             6     (5,357,791)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (688,582)  $  1,142,044   $   (214,746)  $     64,941   $ (5,195,895)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FEM           FES(1)          FEX            FFI            FGB
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $         --   $         --   $    881,969   $    295,146   $    175,253
Variable account expenses                                         6,822             50        103,486         92,124         32,894
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (6,822)           (50)       778,483        203,022        142,359
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                          63,880            129        643,004      1,096,804        398,950
    Cost of investments sold                                     69,605            126        724,994      1,095,835        391,433
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,725)             3        (81,990)           969          7,517
Distributions from capital gains                                     --             --             --         77,261             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,043)           720     (1,462,757)       197,222        393,540
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (100,768)           723     (1,544,747)       275,452        401,057
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (107,590)  $        673   $   (766,264)  $    478,474   $    543,416
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FGR            FIE            FMF            FND           FPS(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $      8,770   $     12,305   $     83,565   $    431,116   $         65
Variable account expenses                                        90,743         10,758         27,880        737,455            160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (81,973)         1,547         55,685       (306,339)           (95)
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         508,061        229,793        871,660      1,083,855          8,118
    Cost of investments sold                                    745,334        298,743      1,029,505      1,410,316          8,222
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (237,273)       (68,950)      (157,845)      (326,461)          (104)
Distributions from capital gains                                     --          2,142        240,054         71,173            237
Net change in unrealized appreciation or
  depreciation of investments                                (2,845,959)      (187,710)      (556,507)   (20,871,078)         1,853
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (3,083,232)      (254,518)      (474,298)   (21,126,366)         1,986
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (3,165,205)  $   (252,971)  $   (418,613)  $(21,432,705)  $      1,891
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FIV            FSM           FST(1)          FSA           FAC(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $    139,299   $         --   $         29   $         --   $         --
Variable account expenses                                       122,662         48,544             23         45,946             33
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,637        (48,544)             6        (45,946)           (33)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         870,639        248,442             71        667,217             74
    Cost of investments sold                                  1,079,956        272,625             73      1,064,730             75
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (209,317)       (24,183)            (2)      (397,513)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,456,139)    (1,015,545)          (366)    (1,619,806)        (1,014)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (3,665,456)    (1,039,728)          (368)    (2,017,319)        (1,015)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (3,648,819)  $ (1,088,272)  $       (362)  $ (2,063,265)  $     (1,048)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                FAD(1)         FAB(1)         FAL(1)         FAI(1)         FAV(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            39            106             84             10            236
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (39)          (106)           (84)           (10)          (236)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                             111         10,505            256             11            332
    Cost of investments sold                                        117         10,406            254             11            328
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6)            99              2             --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (750)         3,617            (49)           (57)         1,501
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (756)         3,716            (47)           (57)         1,505
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (795)  $      3,610   $       (131)  $        (67)  $      1,269
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FSB           FCG(1)         FFG(1)         FFM(1)         FFO(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $     61,691   $         --   $         --   $         --   $         --
Variable account expenses                                        14,166             --             91            241             22
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  47,525             --            (91)          (241)           (22)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                          92,593             --            103            317             37
    Cost of investments sold                                    104,306             --            102            317             36
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (11,713)            --              1             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (238,034)            --           (340)         2,476           (251)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (249,747)            --           (339)         2,476           (250)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (202,222)  $         --   $       (430)  $      2,235   $       (272)
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FRE            FSV           FMS(1)          FUE            FMC
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $    361,064   $     25,649   $         --   $     55,177   $    359,048
Variable account expenses                                       127,387         62,839             69         62,610        215,426
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 233,677        (37,190)           (69)        (7,433)       143,622
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         148,553        101,513         12,379        227,834          7,540
    Cost of investments sold                                    152,900        115,634         12,247        261,988          8,508
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,347)       (14,121)           132        (34,154)          (968)
Distributions from capital gains                                     --        179,419             --             --        104,748
Net change in unrealized appreciation or
  depreciation of investments                                  (560,459)    (1,124,123)           486     (1,750,531)    (2,412,063)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (564,806)      (958,825)           618     (1,784,685)    (2,308,283)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (331,129)  $   (996,015)  $        549   $ (1,792,118)  $ (2,164,661)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FID(1)         FFS(1)         FTC(1)         FTL(1)          FGT
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            48             --             29             --         44,738
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (48)            --            (29)            --        (44,738)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                              61             --             29             --        364,112
    Cost of investments sold                                         64             --             27             --        750,140
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)            --              2             --       (386,028)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (950)            --            373             --     (2,361,491)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (953)            --            375             --     (2,747,519)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,001)  $         --   $        346   $         --   $ (2,792,257)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FIG            FIP            FGW            FDS           FUT(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $    131,584   $      4,101   $         --   $         --   $         --
Variable account expenses                                       163,581         40,510        123,946        132,690              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (31,997)       (36,409)      (123,946)      (132,690)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                         448,795        126,608        547,180        163,166              1
    Cost of investments sold                                    613,331        144,481        754,169        222,480              1
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (164,536)       (17,873)      (206,989)       (59,314)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (5,506,829)      (500,117)    (4,425,110)    (5,680,709)            63
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (5,671,365)      (517,990)    (4,632,099)    (5,740,023)            63
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (5,703,362)  $   (554,399)  $ (4,756,045)  $ (5,872,713)  $         62
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FPE(1)         FEU(1)         FHS(1)         FPI(1)          FVS
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $         45   $         --   $         --   $         --   $         --
Variable account expenses                                             6             --             16             37         73,331
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      39             --            (16)           (37)       (73,331)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                              17             --          1,786             56        465,151
    Cost of investments sold                                         17             --          1,733             56        729,210
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             53             --       (264,059)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (177)            --           (316)            33     (2,798,205)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (177)            --           (263)            33     (3,062,264)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (138)  $         --   $       (279)  $         (4)  $ (3,135,595)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FSO(1)          FIC            FSP            FAA(1)        FWI(1)
INVESTMENT INCOME
Dividend income from
  mutual fund portfolios and in the trust                  $        213   $         --   $         --   $        127   $         --
Variable account expenses                                            93         69,448        152,495             37              3
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     120        (69,448)      (152,495)            90             (3)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                             202         35,785         55,599             85             10
    Cost of investments sold                                        206         42,097         64,800             87             10
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)        (6,312)        (9,201)            (2)            --
Distributions from capital gains                                    951             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,366)    (1,301,980)    (3,330,666)          (504)           (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (419)    (1,308,292)    (3,339,867)          (506)           (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (299)  $ (1,377,740)  $ (3,492,362)  $       (416)  $        (13)
===================================================================================================================================

                                                                                                                        SEGREGATED
                                                                                                                           ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                                                FWS(1)
INVESTMENT INCOME
Dividend income from
   mutual fund portfolios and in the trust                                                                             $         --
Variable account expenses                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                                  (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual fund portfolios and in the trust:
    Proceeds from sales                                                                                                           2
    Cost of investments sold                                                                                                      2
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                                 --
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                    60
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                                   60
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                            $         58
===================================================================================================================================

(1) For the period June 3, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   FBC            FBD            FCR            FCM            FDE
OPERATIONS
Investment income (loss) -- net                            $     (2,143)  $    909,010   $     (2,904)  $     64,935   $    161,896
Net realized gain (loss) on sales of investments                (92,465)       (13,803)       (18,138)          (251)       (66,143)
Distributions from capital gains                                     --             --         53,422             --         61,829
Net change in unrealized appreciation or
  depreciation of investments                                  (593,974)       246,837       (247,126)           257     (5,353,477)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (688,582)     1,142,044       (214,746)        64,941     (5,195,895)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      955,833      5,325,066        402,483     19,252,602      6,114,151
Net transfers(1)                                                351,833     13,504,880        544,660     (4,657,882)    12,999,878
Transfers for policy loans                                       (6,723)       (90,970)         1,107        (64,465)       (20,265)
Policy charges                                                 (179,161)    (1,604,334)       (78,964)    (3,448,427)    (1,121,818)
Contract terminations:
    Surrender benefits                                          (46,124)    (1,071,696)       (17,390)    (2,093,933)      (532,706)
    Death benefits                                                   --         (2,173)            --         (5,398)       (15,247)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,075,658     16,060,773        851,896      8,982,497     17,423,993
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,369,758     13,467,949        623,760     22,863,513     14,673,607
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,756,834   $ 30,670,766   $  1,260,910   $ 31,910,951   $ 26,901,705
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,208,105     11,757,707        904,089     21,573,484     14,694,932
Contract purchase payments                                    1,510,787      4,585,870        690,725     18,136,418      6,957,167
Net transfers(1)                                                525,842     11,696,383        932,273     (4,373,454)    14,043,367
Transfers for policy loans                                       (9,576)       (77,507)         1,900        (60,514)       (19,186)
Policy charges                                                 (273,596)    (1,398,350)      (128,735)    (3,170,360)    (1,437,998)
Contract terminations:
    Surrender benefits                                          (92,272)      (961,209)       (35,255)    (2,064,549)      (649,713)
    Death benefits                                                   --         (1,903)            --         (5,086)       (15,123)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,869,290     25,600,991      2,364,997     30,035,939     33,573,446
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FEM           FES(2)          FEX            FFI            FGB
OPERATIONS
Investment income (loss) -- net                            $     (6,822)  $        (50)  $    778,483   $    203,022   $    142,359
Net realized gain (loss) on sales of investments                 (5,725)             3        (81,990)           969          7,517
Distributions from capital gains                                     --             --             --         77,261             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,043)           720     (1,462,757)       197,222        393,540
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (107,590)           673       (766,264)       478,474        543,416
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      239,950             --      2,725,991      3,274,944        837,382
Net transfers(1)                                                846,234         25,145      7,049,573     11,312,355      3,582,827
Transfers for policy loans                                      (16,741)            --        (68,298)       (75,622)       (47,349)
Policy charges                                                  (37,793)          (132)      (572,680)      (778,921)      (160,490)
Contract terminations:
    Surrender benefits                                          (11,419)            --       (167,727)      (379,258)       (18,228)
    Death benefits                                                   --             --         (4,022)            --         (1,570)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,020,231         25,013      8,962,837     13,353,498      4,192,572
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 280,257             --      7,150,169      4,812,639      1,657,130
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,192,898   $     25,686   $ 15,346,742   $ 18,644,611   $  6,393,118
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          369,932             --      7,416,277      4,256,663      1,540,868
Contract purchase payments                                      318,227             --      3,027,795      2,819,566        739,166
Net transfers(1)                                              1,085,064         30,053      7,659,637      9,721,993      3,137,265
Transfers for policy loans                                      (23,819)            --        (71,808)       (65,277)       (43,024)
Policy charges                                                  (50,352)          (158)      (633,750)      (675,764)      (137,137)
Contract terminations:
    Surrender benefits                                          (18,792)            --       (212,884)      (333,509)       (18,919)
    Death benefits                                                   --             --         (4,648)            --         (1,377)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,680,260         29,895     17,180,619     15,723,672      5,216,842
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FGR            FIE            FMF            FND           FPS(2)
OPERATIONS
Investment income (loss) -- net                            $    (81,973)  $      1,547   $     55,685   $   (306,339)  $        (95)
Net realized gain (loss) on sales of investments               (237,273)       (68,950)      (157,845)      (326,461)          (104)
Distributions from capital gains                                     --          2,142        240,054         71,173            237
Net change in unrealized appreciation or
  depreciation of investments                                (2,845,959)      (187,710)      (556,507)   (20,871,078)         1,853
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,165,205)      (252,971)      (418,613)   (21,432,705)         1,891
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,070,683        517,428        982,162     26,643,200             --
Net transfers(1)                                              1,827,196        196,837      1,131,914     21,072,781         69,746
Transfers for policy loans                                      (36,629)        (3,431)        (5,504)      (250,519)            --
Policy charges                                                 (760,542)       (92,144)      (261,828)    (5,765,580)          (331)
Contract terminations:
    Surrender benefits                                         (210,986)       (23,577)      (230,787)    (1,819,199)            --
    Death benefits                                               (1,931)            --             --        (67,669)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,887,791        595,113      1,615,957     39,813,014         69,415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,692,548        993,272      2,737,658     70,947,030             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,415,134   $  1,335,414   $  3,935,002   $ 89,327,339   $     71,306
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       18,389,620      1,636,061      3,220,759     82,787,454             --
Contract purchase payments                                    9,291,047        933,461      1,275,505     35,742,459             --
Net transfers(1)                                              4,452,455        410,579      1,529,993     27,170,448         88,652
Transfers for policy loans                                      (83,427)        (5,557)        (6,394)      (328,271)            --
Policy charges                                               (1,753,104)      (191,587)      (324,625)    (7,443,250)          (416)
Contract terminations:
    Surrender benefits                                         (719,010)       (69,717)      (331,026)    (3,179,361)            --
    Death benefits                                               (4,783)            --             --        (88,115)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             29,572,798      2,713,240      5,364,212    134,661,364         88,236
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FIV            FSM           FST(2)          FSA           FAC(2)
OPERATIONS
Investment income (loss) -- net                            $     16,637   $    (48,544)  $          6   $    (45,946)  $        (33)
Net realized gain (loss) on sales of investments               (209,317)       (24,183)            (2)      (397,513)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,456,139)    (1,015,545)          (366)    (1,619,806)        (1,014)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,648,819)    (1,088,272)          (362)    (2,063,265)        (1,048)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,298,291      1,713,118             --      2,232,373             --
Net transfers(1)                                              8,270,312      2,284,010         12,538       (258,133)        27,799
Transfers for policy loans                                          152        (25,554)            --        (29,898)            --
Policy charges                                                 (817,604)      (294,806)           (84)      (456,636)           (59)
Contract terminations:
    Surrender benefits                                         (734,786)       (85,021)            --       (100,726)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,016,365      3,591,747         12,454      1,386,980         27,740
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,411,057      3,935,016             --      5,733,110             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,778,603   $  6,438,491   $     12,092   $  5,056,825   $     26,692
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       11,971,050      4,264,159             --      9,944,622             --
Contract purchase payments                                    6,389,451      2,052,276             --      4,914,288             --
Net transfers(1)                                             11,789,109      2,673,027         14,773       (523,488)        32,834
Transfers for policy loans                                       (5,114)       (28,371)            --        (59,129)            --
Policy charges                                               (1,179,364)      (344,473)          (100)      (897,800)           (70)
Contract terminations:
    Surrender benefits                                       (1,208,388)      (127,734)            --       (371,647)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             27,756,744      8,488,884         14,673     13,006,846         32,764
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FAD(2)         FAB(2)         FAL(2)         FAI(2)         FAV(2)
OPERATIONS
Investment income (loss) -- net                            $        (39)  $       (106)  $        (84)  $        (10)  $       (236)
Net realized gain (loss) on sales of investments                     (6)            99              2             --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (750)         3,617            (49)           (57)         1,501
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (795)         3,610           (131)           (67)         1,269
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --          6,988             --
Net transfers(1)                                                 19,793         54,312         35,362         12,895        149,349
Transfers for policy loans                                           --             --             --             --             --
Policy charges                                                     (113)          (111)          (231)           (44)          (189)
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,680         54,201         35,131         19,839        149,160
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     18,885   $     57,811   $     35,000   $     19,772   $    150,429
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --          8,684             --
Net transfers(1)                                                 24,932         69,797         45,079         15,758        174,959
Transfers for policy loans                                           --             --             --             --             --
Policy charges                                                     (145)          (138)          (290)           (54)          (219)
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,787         69,659         44,789         24,388        174,740
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FSB           FCG(2)         FFG(2)         FFM(2)         FFO(2)
OPERATIONS
Investment income (loss) -- net                            $     47,525   $         --   $        (91)  $       (241)  $        (22)
Net realized gain (loss) on sales of investments                (11,713)            --              1             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (238,034)            --           (340)         2,476           (251)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (202,222)            --           (430)         2,235           (272)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      562,171             --             25             56             --
Net transfers(1)                                                827,258             --         67,071        137,058         20,321
Transfers for policy loans                                          726             --             --             --             --
Policy charges                                                  (94,158)            --           (282)          (564)          (139)
Contract terminations:
    Surrender benefits                                          (37,419)            --             --             --             --
    Death benefits                                               (7,203)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,251,375             --         66,814        136,550         20,182
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,066,464             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,115,617   $         --   $     66,384   $    138,785   $     19,910
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,189,738             --             --             --             --
Contract purchase payments                                      688,577             --             28             59             --
Net transfers(1)                                              1,005,421             --         74,855        163,151         26,146
Transfers for policy loans                                          882             --             --             --             --
Policy charges                                                 (114,845)            --           (311)          (663)          (181)
Contract terminations:
    Surrender benefits                                          (48,839)            --             --             --             --
    Death benefits                                               (9,172)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,711,762             --         74,572        162,547         25,965
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FRE            FSV            FMS(2)         FUE            FMC
OPERATIONS
Investment income (loss) -- net                            $    233,677   $    (37,190)  $        (69)  $     (7,433)  $    143,622
Net realized gain (loss) on sales of investments                 (4,347)       (14,121)           132        (34,154)          (968)
Distributions from capital gains                                     --        179,419             --             --        104,748
Net change in unrealized appreciation or
  depreciation of investments                                  (560,459)    (1,124,123)           486     (1,750,531)    (2,412,063)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (331,129)      (996,015)           549     (1,792,118)    (2,164,661)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,375,065      1,815,493             --      2,499,848      7,194,529
Net transfers(1)                                             11,504,057      5,582,174         33,641      3,594,936     18,717,987
Transfers for policy loans                                      (21,834)         2,466             --         (7,223)       (73,703)
Policy charges                                                 (727,733)      (346,469)           (75)      (365,433)    (1,210,194)
Contract terminations:
    Surrender benefits                                         (270,313)      (131,902)            --       (154,113)      (595,281)
    Death benefits                                               (9,122)            --             --             --            (24)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               14,850,120      6,921,762         33,566      5,568,015     24,033,314
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,801,142      3,846,753             --      4,931,550     12,096,095
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 21,320,133   $  9,772,500   $     34,115   $  8,707,447   $ 33,964,748
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,495,055      3,004,254             --      6,233,984      9,095,024
Contract purchase payments                                    3,430,106      1,491,564             --      3,665,606      5,467,752
Net transfers(1)                                              8,961,187      4,387,634         41,319      5,122,844     13,933,901
Transfers for policy loans                                      (17,900)         2,316             --         (9,185)       (57,411)
Policy charges                                                 (601,337)      (282,796)           (91)      (539,687)      (928,747)
Contract terminations:
    Surrender benefits                                         (233,365)      (115,295)            --       (254,032)      (485,264)
    Death benefits                                               (7,110)            --             --             --            (19)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             17,026,636      8,487,677         41,228     14,219,530     27,025,236
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FID(2)         FFS(2)         FTC(2)         FTL(2)          FGT
OPERATIONS
Investment income (loss) -- net                            $        (48)  $         --   $        (29)  $         --   $    (44,738)
Net realized gain (loss) on sales of investments                     (3)            --              2             --       (386,028)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (950)            --            373             --     (2,361,491)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,001)            --            346             --     (2,792,257)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --             --      2,054,919
Net transfers(1)                                                 19,941             --         19,738             --         89,118
Transfers for policy loans                                           --             --             --             --        (39,912)
Policy charges                                                      (21)            --             --             --       (352,074)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (114,441)
    Death benefits                                                   --             --             --             --           (100)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,920             --         19,738             --      1,637,510
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      5,793,976
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     18,919   $         --   $     20,084            $--   $  4,639,229
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --     12,968,976
Contract purchase payments                                           --             --             --             --      6,247,766
Net transfers(1)                                                 24,167             --         29,212             --        198,021
Transfers for policy loans                                           --             --             --             --       (129,316)
Policy charges                                                      (26)            --             --             --     (1,051,699)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (493,587)
    Death benefits                                                   --             --             --             --           (245)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,141             --         29,212             --     17,739,916
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     FIG            FIP            FGW            FDS           FUT(2)
OPERATIONS
Investment income (loss) -- net                            $    (31,997)  $    (36,409)  $   (123,946)  $   (132,690)  $         (1)
Net realized gain (loss) on sales of investments               (164,536)       (17,873)      (206,989)       (59,314)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (5,506,829)      (500,117)    (4,425,110)    (5,680,709)            63
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,703,362)      (554,399)    (4,756,045)    (5,872,713)            62
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,926,925      1,371,755      4,247,058      4,955,293             --
Net transfers(1)                                              4,744,516      2,630,879      4,840,057      6,756,339          2,221
Transfers for policy loans                                      (53,346)       (14,137)       (49,254)       (94,539)            --
Policy charges                                               (1,044,772)      (188,942)      (758,596)      (884,240)            --
Contract terminations:
    Surrender benefits                                         (400,659)      (106,613)      (378,039)      (335,378)            --
    Death benefits                                               (3,687)            --         (6,699)          (170)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,168,977      3,692,942      7,894,527     10,397,305          2,221
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              15,760,246      3,010,665     11,529,113     12,082,775             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 19,225,861   $  6,149,208   $ 14,667,595   $ 16,607,367   $      2,283
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       24,849,108      4,159,385     16,763,506     13,315,317             --
Contract purchase payments                                   11,116,744      2,028,554      7,438,324      6,907,771             --
Net transfers(1)                                              8,286,843      3,874,496      7,734,967      8,779,358          2,578
Transfers for policy loans                                      (99,459)       (19,926)       (89,787)      (130,623)            --
Policy charges                                               (2,068,429)      (269,538)    (1,375,655)    (1,230,477)            --
Contract terminations:
    Surrender benefits                                         (878,223)      (171,918)      (688,613)      (562,442)            --
    Death benefits                                               (6,393)            --        (11,645)          (230)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             41,200,191      9,601,053     29,771,097     27,078,674          2,578
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FPE(2)         FEU(2)         FHS(2)         FPI(2)          FVS
OPERATIONS
Investment income (loss) -- net                            $         39   $         --   $        (16)  $        (37)  $    (73,331)
Net realized gain (loss) on sales of investments                     --             --             53             --       (264,059)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (177)            --           (316)            33     (2,798,205)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (138)            --           (279)            (4)    (3,135,595)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --             --      3,494,876
Net transfers(1)                                                  8,177             --         12,935         18,731         19,258
Transfers for policy loans                                           --             --             --             --        (47,652)
Policy charges                                                      (11)            --             (7)          (120)      (565,665)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (156,766)
    Death benefits                                                   --             --             --             --         (3,898)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,166             --         12,928         18,611      2,740,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      8,403,404
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,028   $         --   $     12,649   $     18,607   $  8,007,962
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --     14,086,969
Contract purchase payments                                           --             --             --             --      7,249,921
Net transfers(1)                                                  9,696             --         14,702         23,057       (169,741)
Transfers for policy loans                                           --             --             --             --       (100,837)
Policy charges                                                      (13)            --             (8)          (147)    (1,096,568)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (442,326)
    Death benefits                                                   --             --             --             --         (9,299)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,683             --         14,694         22,910     19,518,119
===================================================================================================================================

See accompanying notes to financial statements.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FSO(2)          FIC            FSP           FAA(2)         FWI(2)
OPERATIONS
Investment income (loss) -- net                            $        120   $    (69,448)  $   (152,495)  $         90   $         (3)
Net realized gain (loss) on sales of investments                     (4)        (6,312)        (9,201)            (2)            --
Distributions from capital gains                                    951             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,366)    (1,301,980)    (3,330,666)          (504)           (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (299)    (1,377,740)    (3,492,362)          (416)           (13)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --      2,711,729      5,529,799             --             --
Net transfers(1)                                                 44,857      4,894,676     11,625,084         19,840          1,423
Transfers for policy loans                                           --        (30,761)       (46,926)            --             --
Policy charges                                                     (171)      (366,706)      (866,852)           (72)           (11)
Contract terminations:
    Surrender benefits                                               --       (119,328)      (411,502)            --             --
    Death benefits                                                   --           (653)        (1,143)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   44,686      7,088,957     15,828,460         19,768          1,412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      4,725,425      9,912,334             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     44,387   $ 10,436,642   $ 22,248,432   $     19,352   $      1,399
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      8,156,564      8,497,427             --             --
Contract purchase payments                                           --      5,024,147      5,341,239             --             --
Net transfers(1)                                                 58,566      8,900,935     10,713,041         21,914          1,791
Transfers for policy loans                                           --        (57,882)       (35,777)            --             --
Policy charges                                                     (222)      (658,831)      (937,060)           (80)           (14)
Contract terminations:
    Surrender benefits                                               --       (266,356)      (443,528)            --             --
    Death benefits                                                   --         (1,303)        (1,203)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 58,344     21,097,274     23,134,139         21,834          1,777
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                                                FWS(2)
OPERATIONS
Investment income (loss) -- net                                                                                        $         (2)
Net realized gain (loss) on sales of investments                                                                                 --
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                    60
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                      58
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                       --
Net transfers(1)                                                                                                              1,259
Transfers for policy loans                                                                                                       --
Policy charges                                                                                                                   --
Contract terminations:
    Surrender benefits                                                                                                           --
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                                1,259
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $      1,317
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                           --
Contract purchase payments                                                                                                       --
Net transfers(1)                                                                                                              1,807
Transfers for policy loans                                                                                                       --
Policy charges                                                                                                                   --
Contract terminations:
    Surrender benefits                                                                                                           --
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                              1,807
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.
(2) For the period June 3, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   FBC            FBD            FCR            FCM            FDE
OPERATIONS
Investment income (loss) -- net                            $     (2,978)  $    277,202   $     (1,594)  $    271,284   $     23,759
Net realized gain (loss) on sales of investments                (21,833)         2,454        (40,498)            22           (504)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (213,703)       (80,226)       (12,212)          (642)       205,389
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (238,514)       199,430        (54,304)       270,664        228,644
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      886,467      2,668,681        258,872     16,733,521      1,760,295
Net transfers(1)                                              1,023,440     10,468,190        356,275      3,681,202     12,751,705
Transfers for policy loans                                       (4,719)        17,018            118        120,463        (22,278)
Policy charges                                                 (116,514)      (362,508)       (32,847)    (1,564,616)      (216,304)
Contract terminations:
    Surrender benefits                                          (12,911)      (133,017)        (2,122)      (474,469)       (97,627)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,775,763     12,658,364        580,296     18,496,101     14,175,791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 832,509        610,155         97,768      4,096,748        269,172
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,369,758   $ 13,467,949   $    623,760   $ 22,863,513   $ 14,673,607
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          932,662        568,365        114,993      3,973,776        272,852
Contract purchase payments                                    1,148,603      2,355,138        367,000     15,901,546      1,805,810
Net transfers(1)                                              1,304,048      9,255,906        472,686      3,519,286     12,965,865
Transfers for policy loans                                       (6,348)        14,852           (319)       115,071        (22,980)
Policy charges                                                 (147,971)      (315,540)       (47,066)    (1,459,845)      (221,761)
Contract terminations:
    Surrender benefits                                          (22,889)      (121,014)        (3,205)      (476,350)      (104,854)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,208,105     11,757,707        904,089     21,573,484     14,694,932
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FEM            FEX            FFI            FGB            FGR
OPERATIONS
Investment income (loss) -- net                            $     (1,733)  $    314,670   $     59,892   $     27,747   $    (61,554)
Net realized gain (loss) on sales of investments                 (5,648)        (5,805)         4,306            973        (90,685)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,428       (260,957)       (20,534)       (16,471)    (2,139,731)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,047         47,908         43,664         12,249     (2,291,970)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       80,158      1,177,972        890,807        330,262      4,342,085
Net transfers(1)                                                110,062      5,374,555      3,998,845      1,159,771      3,823,656
Transfers for policy loans                                       (1,877)       (11,942)        78,441          9,372        (49,913)
Policy charges                                                  (10,633)      (140,157)      (123,590)       (52,396)      (548,978)
Contract terminations:
    Surrender benefits                                           (7,951)       (43,525)      (202,969)       (16,631)       (76,801)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  169,759      6,356,903      4,641,534      1,430,378      7,490,049
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 109,451        745,358        127,441        214,503      4,494,469
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    280,257   $  7,150,169   $  4,812,639   $  1,657,130   $  9,692,548
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          141,154        804,192        118,812        200,321      5,835,019
Contract purchase payments                                      111,158      1,228,254        796,429        310,022      7,378,052
Net transfers(1)                                                146,395      5,588,192      3,564,792      1,085,730      6,359,146
Transfers for policy loans                                       (2,622)       (12,345)        68,966          8,601        (84,000)
Policy charges                                                  (14,700)      (144,145)      (109,904)       (34,637)      (932,887)
Contract terminations:
    Surrender benefits                                          (11,453)       (47,871)      (182,432)       (29,169)      (165,710)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                369,932      7,416,277      4,256,663      1,540,868     18,389,620
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FIE            FMF            FND            FIV            FSM
OPERATIONS
Investment income (loss) -- net                            $      2,749   $     27,821   $   (298,541)  $      5,596   $    (16,478)
Net realized gain (loss) on sales of investments                (62,256)       (28,115)       (98,898)       (16,165)        (3,437)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (147,032)      (136,357)    (6,499,837)      (351,202)       113,812
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (206,539)      (136,651)    (6,897,276)      (361,771)        93,897
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      463,028      1,038,634     21,335,131      2,164,888      1,054,730
Net transfers(1)                                                333,288      1,487,932     27,620,907      6,968,654      2,427,206
Transfers for policy loans                                       (3,923)        (6,583)      (211,478)        (2,157)        (1,257)
Policy charges                                                  (64,007)      (201,002)    (3,469,137)      (235,097)      (106,341)
Contract terminations:
    Surrender benefits                                           (4,716)       (11,218)      (893,719)       (76,699)       (21,461)
    Death benefits                                                   --             --        (24,182)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  723,670      2,307,763     44,357,522      8,819,589      3,352,877
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 476,141        566,546     33,486,784        953,239        488,242
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    993,272   $  2,737,658   $ 70,947,030   $  9,411,057   $  3,935,016
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          554,025        590,535     32,255,078      1,051,789        490,112
Contract purchase payments                                      705,777      1,177,060     24,292,365      2,671,068      1,184,811
Net transfers(1)                                                486,714      1,708,602     31,573,158      8,648,348      2,735,475
Transfers for policy loans                                       (5,476)        (7,718)      (239,160)        (1,798)        (1,512)
Policy charges                                                  (96,714)      (233,197)    (3,843,786)      (295,087)      (117,995)
Contract terminations:
    Surrender benefits                                           (8,265)       (14,523)    (1,227,987)      (103,270)       (26,732)
    Death benefits                                                   --             --        (22,214)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,636,061      3,220,759     82,787,454     11,971,050      4,264,159
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FSA            FSB            FRE            FSV            FUE
OPERATIONS
Investment income (loss) -- net                            $    (27,393)  $     35,729   $     50,235   $     (8,612)  $     (1,797)
Net realized gain (loss) on sales of investments                (70,428)        (4,724)           152         (1,120)       (25,308)
Distributions from capital gains                                     --         19,347             --         22,083             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,305,987)       (71,023)       240,426        220,369       (221,732)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,403,808)       (20,671)       290,813        232,720       (248,837)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,665,080        178,561      1,331,548        569,755      1,226,054
Net transfers(1)                                              2,457,345        822,606      5,115,915      3,096,275      3,053,969
Transfers for policy loans                                      (32,894)          (193)       (15,021)       (28,129)        (8,602)
Policy charges                                                 (351,889)       (24,247)      (145,426)       (72,560)      (150,419)
Contract terminations:
    Surrender benefits                                          (49,191)          (505)       (47,013)       (43,564)       (46,506)
    Death benefits                                                 (387)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,688,064        976,222      6,240,003      3,521,777      4,074,496
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,448,854        110,913        270,326         92,256      1,105,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,733,110   $  1,066,464   $  6,801,142   $  3,846,753   $  4,931,550
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,824,448        114,256        233,481         81,251      1,219,898
Contract purchase payments                                    4,226,117        197,146      1,123,509        475,499      1,530,116
Net transfers(1)                                              3,607,190        906,039      4,312,862      2,568,198      3,741,449
Transfers for policy loans                                      (58,485)          (225)       (12,370)       (22,807)       (11,031)
Policy charges                                                 (551,360)       (25,318)      (121,050)       (60,534)      (185,557)
Contract terminations:
    Surrender benefits                                         (102,567)        (2,160)       (41,377)       (37,353)       (60,891)
    Death benefits                                                 (721)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,944,622      1,189,738      5,495,055      3,004,254      6,233,984
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FMC            FGT            FIG            FIP            FGW
OPERATIONS
Investment income (loss) -- net                            $     66,288   $    (10,498)  $    (10,803)  $    (11,408)  $    (48,132)
Net realized gain (loss) on sales of investments                    366       (123,280)       (25,760)        (2,344)        (9,055)
Distributions from capital gains                                536,576             --             --          5,234         26,071
Net change in unrealized appreciation or
  depreciation of investments                                   107,132     (1,971,927)    (1,719,334)      (277,122)      (985,505)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     710,362     (2,105,705)    (1,755,897)      (285,640)    (1,016,621)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,152,879      2,536,255      4,364,965        578,101      2,781,376
Net transfers(1)                                              9,150,524      1,916,159      9,158,545      2,520,884      8,188,452
Transfers for policy loans                                        4,895        (24,328)       (51,798)         6,010         (2,106)
Policy charges                                                 (217,365)      (315,276)      (536,904)       (57,004)      (330,806)
Contract terminations:
    Surrender benefits                                          (97,853)       (90,030)      (201,395)       (27,352)       (99,597)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               10,993,080      4,022,780     12,733,413      3,020,639     10,537,319
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 392,653      3,876,901      4,782,730        275,666      2,008,415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,096,095   $  5,793,976   $ 15,760,246   $  3,010,665   $ 11,529,113
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          327,812      5,390,454      5,721,975        286,622      2,175,333
Contract purchase payments                                    1,722,481      5,077,086      6,590,352        758,423      3,896,557
Net transfers(1)                                              7,291,486      3,387,534     13,733,647      3,218,970     11,308,702
Transfers for policy loans                                        4,955        (54,370)       (70,631)         8,482         (1,609)
Policy charges                                                 (172,247)      (594,369)      (791,024)       (73,707)      (455,201)
Contract terminations:
    Surrender benefits                                          (79,463)      (237,359)      (335,211)       (39,405)      (160,276)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,095,024     12,968,976     24,849,108      4,159,385     16,763,506
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       FDS            FVS            FIC            FSP
OPERATIONS
Investment income (loss) -- net                            $    (54,661)  $    (50,523)  $    (24,490)  $    (33,500)
Net realized gain (loss) on sales of investments                (10,930)       (73,134)       (14,104)        (2,756)
Distributions from capital gains                                123,787        519,406        578,266             --
Net change in unrealized appreciation or
    depreciation of investments                                 158,445     (2,233,239)    (1,125,768)       577,467
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                    216,641     (1,837,490)      (586,096)       541,211
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,997,082      3,685,759      1,433,063      1,891,301
Net transfers(1)                                              6,915,600      3,488,285      2,636,427      6,850,038
Transfers for policy loans                                      (24,881)       (40,053)       (12,271)       (10,121)
Policy charges                                                 (357,577)      (434,660)      (158,779)      (202,873)
Contract terminations:
    Surrender benefits                                          (97,971)       (89,459)       (55,323)       (97,572)
    Death benefits                                                   --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,432,253      6,609,872      3,843,117      8,430,773
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,433,881      3,631,022      1,468,404        940,350
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,082,775   $  8,403,404   $  4,725,425   $  9,912,334
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,518,391      4,011,016      1,980,589        889,813
Contract purchase payments                                    3,463,153      5,781,472      2,298,405      1,723,377
Net transfers(1)                                              7,892,126      5,190,217      4,239,117      6,165,569
Transfers for policy loans                                      (29,255)       (59,373)       (19,165)        (8,880)
Policy charges                                                 (407,724)      (671,376)      (224,417)      (181,091)
Contract terminations:
    Surrender benefits                                         (121,374)      (164,987)      (117,965)       (91,361)
    Death benefits                                                   --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,315,317     14,086,969      8,156,564      8,497,427
====================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT      INVESTS EXCLUSIVELY IN SHARES OF                                                        SHARES
-------------------------------------------------------------------------------------------------------------------
FBC             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                     439,024
FBD             AXP(R) Variable Portfolio - Bond Fund(1)                                               2,910,030
FCR             AXP(R) Variable Portfolio - Capital Resource Fund                                         80,378
FCM             AXP(R) Variable Portfolio - Cash Management Fund                                      31,893,391
FDE             AXP(R) Variable Portfolio - Diversified Equity Income Fund                             3,356,003
-------------------------------------------------------------------------------------------------------------------
FEM             AXP(R) Variable Portfolio - Emerging Markets Fund                                        170,614
FES             AXP(R) Variable Portfolio - Equity Select Fund                                             2,933
FEX             AXP(R) Variable Portfolio - Extra Income Fund(2)                                       2,689,764
FFI             AXP(R) Variable Portfolio - Federal Income Fund(3)                                     1,760,360
FGB             AXP(R) Variable Portfolio - Global Bond Fund                                             609,315
-------------------------------------------------------------------------------------------------------------------
FGR             AXP(R) Variable Portfolio - Growth Fund                                                2,372,483
FIE             AXP(R) Variable Portfolio - International Fund                                           202,651
FMF             AXP(R) Variable Portfolio - Managed Fund                                                 328,552
FND             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     7,207,728
FPS             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                  7,615
-------------------------------------------------------------------------------------------------------------------
FIV             AXP(R) Variable Portfolio - S&P 500 Index Fund                                         2,789,554
FSM             AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     741,188
FST             AXP(R) Variable Portfolio - Stock Fund                                                     1,621
FSA             AXP(R) Variable Portfolio - Strategy Aggressive Fund                                     890,152
FAC             AIM V.I. Capital Appreciation Fund, Series II Shares                                       1,630
-------------------------------------------------------------------------------------------------------------------
FAD             AIM V.I. Capital Development Fund, Series II Shares                                        2,018
FAB             AllianceBernstein VP International Value Portfolio (Class B)                               6,196
FAL             AllianceBernstein VP Growth and Income Portfolio (Class B)                                 2,122
FAI             American Century(R) VP International, Class II                                             3,802
FAV             American Century(R) VP Value, Class II                                                    24,620
-------------------------------------------------------------------------------------------------------------------
FSB             Calvert Variable Series, Inc. Social Balanced Portfolio                                1,410,412
FCG             Evergreen VA Capital Growth Fund - Class 2                                                    --
FFG             Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                  6,187
FFM             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          7,981
FFO             Fidelity(R) VIP Overseas Portfolio Service Class 2                                         1,827
-------------------------------------------------------------------------------------------------------------------
FRE             FTVIPT Franklin Real Estate Fund - Class 2                                             1,192,401
FSV             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              1,016,909
FMS             FTVIPT Mutual Shares Securities Fund - Class 2                                             2,838
FUE             Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            1,025,612
FMC             Goldman Sachs VIT Mid Cap Value Fund                                                   3,201,201
-------------------------------------------------------------------------------------------------------------------
FID             INVESCO VIF - Dynamics Fund                                                                2,215
FFS             INVESCO VIF - Financial Services Fund                                                         --
FTC             INVESCO VIF - Technology Fund                                                              2,458
FTL             INVESCO VIF - Telecommunications Fund                                                         --
FGT             Janus Aspen Series Global Technology Portfolio: Service Shares                         1,924,991
-------------------------------------------------------------------------------------------------------------------
FIG             Janus Aspen Series International Growth Portfolio: Service Shares                      1,119,084
FIP             Lazard Retirement International Equity Portfolio                                         758,225
FGW             MFS(R) Investors Growth Stock Series - Service Class                                   2,098,368
FDS             MFS(R) New Discovery Series -Service Class                                             1,599,939
FUT             MFS(R) Utilities Series - Service Class                                                      191
-------------------------------------------------------------------------------------------------------------------
FPE             Pioneer Equity Income VCT Portfolio - Class II Shares                                        529
FEU             Pioneer Europe VCT Portfolio - Class II Shares                                                --
FHS             Putnam VT Health Sciences Fund - Class IB Shares                                           1,357
FPI             Putnam VT International Equity Fund - Class IB Shares                                      1,842
                  (previously Putnam VT International Growth Fund - Class IB Shares)
-------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

SUBACCOUNT      INVESTS EXCLUSIVELY IN SHARES OF                                                        SHARES
-------------------------------------------------------------------------------------------------------------------
FVS             Putnam VT Vista Fund - Class IB Shares                                                 1,017,530
FSO             Strong Opportunity Fund II - Advisor Class                                                 3,216
FIC             Wanger International Small Cap                                                           786,484
FSP             Wanger U.S. Smaller Companies                                                          1,201,968
FAA             Wells Fargo VT Asset Allocation Fund                                                       1,859
FWI             Wells Fargo VT International Equity Fund                                                     243
FWS             Wells Fargo VT Small Cap Growth Fund                                                         272
-------------------------------------------------------------------------------------------------------------------

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.
(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the American Express Variable Universal Life IV/American Express Variable Universal Life IV - Estate Series Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                            PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                            0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                                0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                 0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                1.170% to 1.095%
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Equity Select Fund                                                   0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                                    0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                  0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                                     0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                          0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                   0.870% to 0.795%
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Managed Fund                                                         0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                           0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             0.650% to 0.575%
-------------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                                    MAXIMUM                       MAXIMUM
                                                                                  ADJUSTMENT                    ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)        (AFTER DEC. 1, 2002)
---------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 0.08%                          0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                      N/A                          0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.08%                          0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                    0.12%                          0.12%
AXP(R) Variable Portfolio - Equity Select Fund                                       0.12%                          0.12%
AXP(R) Variable Portfolio - Growth Fund                                              0.12%                          0.12%
---------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - International Fund                                         N/A                          0.12%
AXP(R) Variable Portfolio - Managed Fund                                               N/A                          0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     N/A                          0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            0.12%                          0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 0.12%                          0.12%
AXP(R) Variable Portfolio - Stock Fund                                               0.08%                          0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                   N/A                          0.12%
---------------------------------------------------------------------------------------------------------------------------------

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                             PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                            0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                                0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                 0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                0.100% to 0.050%
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Equity Select Fund                                                   0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                                  0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                     0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                          0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                                   0.060% to 0.035%
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Managed Fund                                                         0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                           0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             0.060% to 0.035%
-------------------------------------------------------------------------------------------------------------------

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT      INVESTMENT                                                                            PURCHASES
-------------------------------------------------------------------------------------------------------------------
FBC             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                $  1,398,193
FBD             AXP(R) Variable Portfolio - Bond Fund                                                 18,064,522
FCR             AXP(R) Variable Portfolio - Capital Resource Fund                                        974,239
FCM             AXP(R) Variable Portfolio - Cash Management Fund                                      25,644,623
FDE             AXP(R) Variable Portfolio - Diversified Equity Income Fund                            18,188,980
-------------------------------------------------------------------------------------------------------------------
FEM             AXP(R) Variable Portfolio - Emerging Markets Fund                                      1,079,153
FES             AXP(R) Variable Portfolio - Equity Select Fund                                            25,108
FEX             AXP(R) Variable Portfolio - Extra Income Fund                                         10,369,969
FFI             AXP(R) Variable Portfolio - Federal Income Fund                                       14,717,639
FGB             AXP(R) Variable Portfolio - Global Bond Fund                                           4,732,088
-------------------------------------------------------------------------------------------------------------------
FGR             AXP(R) Variable Portfolio - Growth Fund                                                5,326,808
FIE             AXP(R) Variable Portfolio - International Fund                                           820,166
FMF             AXP(R) Variable Portfolio - Managed Fund                                               2,786,432
FND             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    40,845,883
FPS             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                 77,725
-------------------------------------------------------------------------------------------------------------------
FIV             AXP(R) Variable Portfolio - S&P 500 Index Fund                                        11,916,330
FSM             AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   3,817,278
FST             AXP(R) Variable Portfolio - Stock Fund                                                    12,538
FSA             AXP(R) Variable Portfolio - Strategy Aggressive Fund                                   2,022,775
FAC             AIM V.I. Capital Appreciation Fund, Series II Shares                                      27,781
-------------------------------------------------------------------------------------------------------------------
FAD             AIM V.I. Capital Development Fund, Series II Shares                                       19,752
FAB             AllianceBernstein VP International Value Portfolio (Class B)                              64,600
FAL             AllianceBernstein VP Growth and Income Portfolio (Class B)                                35,303
FAI             American Century(R) VP International, Class II                                            19,840
FAV             American Century(R) VP Value, Class II                                                   149,256
-------------------------------------------------------------------------------------------------------------------
FSB             Calvert Variable Series, Inc. Social Balanced Portfolio                                1,391,493
FCG             Evergreen VA Capital Growth Fund - Class 2                                                    --
FFG             Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                 66,826
FFM             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        136,626
FFO             Fidelity(R) VIP Overseas Portfolio Service Class 2                                        20,197
-------------------------------------------------------------------------------------------------------------------
FRE             FTVIPT Franklin Real Estate Fund - Class 2                                            15,232,350
FSV             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              7,165,504
FMS             FTVIPT Mutual Shares Securities Fund - Class 2                                            45,876
FUE             Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            5,788,416
FMC             Goldman Sachs VIT Mid Cap Value Fund                                                  24,289,224
-------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES
                                       49

SUBACCOUNT      INVESTMENT                                                                            PURCHASES
-------------------------------------------------------------------------------------------------------------------
FID             INVESCO VIF - Dynamics Fund                                                         $     19,933
FFS             INVESCO VIF - Financial Services Fund                                                         --
FTC             INVESCO VIF - Technology Fund                                                             19,738
FTL             INVESCO VIF - Telecommunications Fund                                                         --
FGT             Janus Aspen Series Global Technology Portfolio: Service Shares                         1,956,884
-------------------------------------------------------------------------------------------------------------------
FIG             Janus Aspen Series International Growth Portfolio: Service Shares                      9,585,775
FIP             Lazard Retirement International Equity Portfolio                                       3,783,141
FGW             MFS(R) Investors Growth Stock Series - Service Class                                   8,317,761
FDS             MFS(R) New Discovery Series - Service Class                                           10,427,781
FUT             MFS(R) Utilities Series - Service Class                                                    2,221
-------------------------------------------------------------------------------------------------------------------
FPE             Pioneer Equity Income VCT Portfolio - Class II Shares                                      8,222
FEU             Pioneer Europe VCT Portfolio - Class II Shares                                                --
FHS             Putnam VT Health Sciences Fund - Class IB Shares                                          14,698
FPI             Putnam VT International Equity Fund - Class IB Shares                                     18,630
                  (previously Putnam VT International Growth Fund - Class IB Shares)
-------------------------------------------------------------------------------------------------------------------
FVS             Putnam VT Vista Fund - Class IB Shares                                                 3,131,973
FSO             Strong Opportunity Fund II - Advisor Class                                                45,959
FIC             Wanger International Small Cap                                                         7,055,294
FSP             Wanger U.S. Smaller Companies                                                         15,731,564
FAA             Wells Fargo VT Asset Allocation Fund                                                      19,943
FWI             Wells Fargo VT International Equity Fund                                                   1,419
FWS             Wells Fargo VT Small Cap Growth Fund                                                       1,259
-------------------------------------------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                               FBC       FBD       FCR       FCM       FDE       FEM     FES(4)      FEX       FFI       FGB
                             -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000             $  0.89   $  1.07   $  0.85   $  1.03   $  0.99   $  0.78        --   $  0.93   $  1.07   $  1.07
At Dec. 31, 2001             $  0.74   $  1.15   $  0.69   $  1.06   $  1.00   $  0.76        --   $  0.96   $  1.13   $  1.08
At Dec. 31, 2002             $  0.57   $  1.20   $  0.53   $  1.06   $  0.80   $  0.71   $  0.86   $  0.89   $  1.19   $  1.23
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001               3,208    11,758       904    21,573    14,695       370        --     7,416     4,257     1,541
At Dec. 31, 2002               4,869    25,601     2,365    30,036    33,573     1,680        30    17,181    15,724     5,217
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001             $ 2,370   $13,468   $   624   $22,864   $14,674   $   280        --   $ 7,150   $ 4,813   $ 1,657
At Dec. 31, 2002             $ 2,757   $30,671   $ 1,261   $31,911   $26,902   $ 1,193   $    26   $15,347   $18,645   $ 6,393
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                 0.71%     6.31%     0.41%     3.13%     1.41%     0.02%       --     10.78%     4.42%     4.25%
For the year ended
  Dec. 31, 2002                 0.81%     5.11%     0.56%     1.14%     1.63%       --        --      7.65%     2.89%     4.82%
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%       --      0.90%     0.90%     0.90%
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001               (16.85%)    7.48%   (18.82%)    2.91%     1.01%    (2.56%)      --      3.23%     5.61%     0.93%
For the year ended
  Dec. 31, 2002               (22.97%)    4.35%   (23.19%)    0.00%   (20.00%)   (6.58%)  (14.00%)   (7.29%)    5.31%    13.89%
------------------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

                               FGR       FIE       FMF       FND     FPS(4)      FIV       FSM     FST(4)      FSA     FAC(4)
                             -------------------------------------------------------------------------------------------------
Accumulation Unit Value
At Dec. 31, 2000             $  0.77   $  0.86   $  0.96   $  1.04        --   $  0.91   $  1.00        --   $  0.87        --
At Dec. 31, 2001             $  0.53   $  0.61   $  0.85   $  0.86        --   $  0.79   $  0.92        --   $  0.58        --
At Dec. 31, 2002             $  0.39   $  0.49   $  0.73   $  0.66   $  0.81   $  0.60   $  0.76   $  0.82   $  0.39   $  0.81
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001              18,390     1,636     3,221    82,787        --    11,971     4,264        --     9,945        --
At Dec. 31, 2002              29,573     2,713     5,364   134,661        88    27,757     8,489        15    13,007        33
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001             $ 9,693   $   993   $ 2,738   $70,947        --   $ 9,411   $ 3,935        --   $ 5,733        --
At Dec. 31, 2002             $11,415   $ 1,335   $ 3,935   $89,327   $    71   $16,779   $ 6,438   $    12   $ 5,057   $    27
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                   --      1.29%     2.63%     0.26%       --      1.03%       --        --      0.23%       --
For the year ended
  Dec. 31, 2002                 0.09%     1.03%     2.69%     0.52%     0.37%     1.01%       --      1.11%       --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                 0.90%     0.90%     0.90%     0.90%       --      0.90%     0.90%       --      0.90%       --
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001               (31.17%)  (29.07%)  (11.46%)  (17.31%)      --    (13.19%)   (8.00%)      --    (33.33%)      --
For the year ended
  Dec. 31, 2002               (26.42%)  (19.67%)  (14.12%)  (23.26%)  (19.00%)  (24.05%)  (17.39%)  (18.00%)  (32.76%)  (19.00%)
------------------------------------------------------------------------------------------------------------------------------

                             FAD(4)    FAB(4)    FAL(4)    FAI(4)    FAV(4)      FSB     FCG(4)    FFG(4)    FFM(4)    FFO(4)
                             -------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                  --        --        --        --        --   $  0.97        --        --        --        --
At Dec. 31, 2001                  --        --        --        --        --   $  0.90        --        --        --        --
At Dec. 31, 2002             $  0.76   $  0.83   $  0.78   $  0.81   $  0.86   $  0.78   $    --   $  0.89   $  0.85   $  0.77
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                  --        --        --        --        --     1,190        --        --        --        --
At Dec. 31, 2002                  25        70        45        24       175     2,712        --        75       163        26
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                  --        --        --        --        --   $ 1,066        --        --        --        --
At Dec. 31, 2002             $    19   $    58   $    35   $    20   $   150   $ 2,116        --   $    66   $   139   $    20
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                   --        --        --        --        --      8.94%       --        --        --        --
For the year ended
  Dec. 31, 2002                   --        --        --        --        --      3.89%       --        --        --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                   --        --        --        --        --      0.90%       --        --        --        --
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001                   --        --        --        --        --     (7.22%)      --        --        --        --
For the year ended
  Dec. 31, 2002               (24.00%)  (17.00%)  (22.00%)  (19.00%)  (14.00%)  (13.33%)      --    (11.00%)  (15.00%)  (23.00%)
------------------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

                               FRE       FSV     FMS(4)      FUE       FMC     FID(4)    FFS(4)    FTC(4)    FTL(4)     FGT
                             -------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000             $  1.16   $  1.14        --   $  0.91   $  1.20        --        --        --        --   $  0.72
At Dec. 31, 2001             $  1.24   $  1.28        --   $  0.79   $  1.33        --        --        --        --   $  0.45
At Dec. 31, 2002             $  1.25   $  1.15   $  0.83   $  0.61   $  1.26   $  0.78        --   $  0.69        --   $  0.26
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001               5,495     3,004        --     6,234     9,095        --        --        --        --    12,969
At Dec. 31, 2002              17,027     8,488        41    14,220    27,025        24        --        29        --    17,740
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001             $ 6,801   $ 3,847        --   $ 4,932   $12,096        --        --        --        --   $ 5,794
At Dec. 31, 2002             $21,320   $ 9,772   $    34   $ 8,707   $33,965   $    19        --   $    20        --   $ 4,639
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                 2.84%     0.28%       --      0.83%     2.49%       --        --        --        --      0.66%
For the year ended
  Dec. 31, 2002                 2.56%     0.37%       --      0.78%     1.50%       --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                 0.90%     0.90%       --      0.90%     0.90%       --        --        --        --      0.90%
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001                 6.90%    12.28%       --    (13.19%)   10.83%       --        --        --        --    (37.50%)
For the year ended
  Dec. 31, 2002                 0.81%   (10.16%)  (17.00%)  (22.78%)   (5.26%)  (22.00%)      --    (31.00%)      --    (42.22%)
------------------------------------------------------------------------------------------------------------------------------

                               FIG       FIP       FGW       FDS     FUT(4)    FPE(4)    FEU(4)    FHS(4)    FPI(4)      FVS
                             -------------------------------------------------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000             $  0.84   $  0.96   $  0.92   $  0.97        --        --        --        --        --   $  0.91
At Dec. 31, 2001             $  0.63   $  0.72   $  0.69   $  0.91        --        --        --        --        --   $  0.60
At Dec. 31, 2002             $  0.47   $  0.64   $  0.49   $  0.61   $  0.89   $  0.83        --   $  0.86   $  0.81   $  0.41
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001              24,849     4,159    16,764    13,315        --        --        --        --        --    14,087
At Dec. 31, 2002              41,200     9,601    29,771    27,079         3        10        --        15        23    19,518
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001             $15,760   $ 3,011   $11,529   $12,083        --        --        --        --        --   $ 8,403
At Dec. 31, 2002             $19,226   $ 6,149   $14,668   $16,607   $     2   $     8        --   $    13   $    19   $ 8,008
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                 0.78%     0.01%     0.04%       --        --        --        --        --        --        --
For the year ended
  Dec. 31, 2002                 0.72%     0.09%       --        --        --      6.38%       --        --        --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                 0.90%     0.90%     0.90%     0.90%       --        --        --        --        --      0.90%
For the year ended
  Dec. 31, 2002                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001               (25.00%)  (25.00%)  (25.00%)   (6.19%)      --        --        --        --        --    (34.07%)
For the year ended
  Dec. 31, 2002               (25.40%)  (11.11%)  (28.99%)  (32.97%)  (11.00%)  (17.00%)      --    (14.00%)  (19.00%)  (31.67%)
------------------------------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES

                                                                     FSO(4)      FIC       FSP     FAA(4)    FWI(4)    FWS(4)
                                                                     ---------------------------------------------------------
Accumulation unit value
At Dec. 31, 2000                                                          --   $  0.74   $  1.06        --        --        --
At Dec. 31, 2001                                                          --   $  0.58   $  1.17        --        --        --
At Dec. 31, 2002                                                     $  0.76   $  0.49   $  0.96   $  0.89   $  0.79   $  0.73
------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                          --     8,157     8,497        --        --        --
At Dec. 31, 2002                                                          58    21,097    23,134        22         2         2
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                          --   $ 4,725   $ 9,912        --        --        --
At Dec. 31, 2002                                                     $    44   $10,437   $22,248   $    19   $     1   $     1
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended
  Dec. 31, 2001                                                           --        --      0.03%       --        --        --
For the year ended
  Dec. 31, 2002                                                         2.04%       --        --      3.06%       --        --
------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                                                           --      0.90%     0.90%       --        --        --
For the year ended
  Dec. 31, 2002                                                         0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001                                                           --    (21.62%)   10.38%       --        --        --
For the year ended
  Dec. 31, 2002                                                       (24.00%)  (15.52%)  (17.95%)  (11.00%)  (21.00%)  (27.00%)
------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on June 3, 2002.

                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
      AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/AMERICAN EXPRESS VARIABLE
                        UNIVERSAL LIVE IV - ESTATE SERIES
                                       53

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
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Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
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Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
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Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
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Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
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Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
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2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
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At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
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Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.




                                                             S-6418-20 C (5/03)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(4)   Copy of Base Insured Rider (Term Insurance) filed electronically as
         Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration No. 333-79311 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and IDS Life Insurance Company and is filed electronically herewith.

(h)(10) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Distributors, Inc. dated August 13, 2001 filed as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement by and among IDS Life Insurance Company and Strong Investments Inc. dated August 13, 2001 filed as Exhibit
         8.16 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311 is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL IV/VUL IV-Estate Series are filed electronically herewith.

(m)(2) Calculations of Illustrations for VUL III are filed electronically herewith.

(n)(1) Consent of Independent Auditors for VUL III dated April 25, 2003 is filed electronically herewith.

(n)(2) Consent of Independent Auditors for VUL IV/VUL IV-ES dated April 25, 2003 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

(r)(1)   Power of Attorney to sign amendments to this Registration Statement
         dated  April  9,  2002  filed   electronically   as  Exhibit  7(c)  to
         Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated September 11, 2002 filed electronically as Exhibit 7(b) to Post-Effective Amendment No. 5 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated April 16, 2003 is filed electronically herewith.


Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Walter S. Berman                                       Interim Treasurer


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Jeryl A. Millner                                       Vice President and Controller


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Walter S. Berman                      Interim Treasurer

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Jeryl A. Millner                      Vice President and Controller

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 AXP Financial Center Minneapolis, Minnesota 55474.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2003.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By: /s/ Timothy V. Bechtold*
                             -------------------------
                                 Timothy V. Bechtold, President
                                      (Name of Officer of the Depositor)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2003.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                         Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeney                          (Principal Financial Officer)


*    Signed  pursuant to Power of Attorney  dated April 9, 2002 as Exhibit  1.A.
     (12) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference.

** Signed pursuant to Power of Attorney dated September 11, 2002 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference:

*** Signed pursuant to Power of Attorney dated April 16, 2003 and is filed electronically herewith as Exhibit (r)(3).

By:


/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel